Combined Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Investment in hotel properties, net	$ 2,760,784,000	$ 2,626,690,000
Investment in loans	12,685,000	12,840,000
Property and equipment, net	1,147,000	1,585,000
Cash and cash equivalents	368,461,000	267,454,000
Restricted cash reserves	89,590,000	70,520,000
Hotel receivables, net of allowance of $246 and $406, respectively	27,299,000	19,556,000
Deferred financing costs, net	8,628,000	9,298,000
Deferred income tax asset	1,453,000	799,000
Prepaid expense and other assets	28,583,000	37,082,000
Total assets	3,298,630,000	3,045,824,000
Liabilities and Owners' Equity
Mortgage loans	1,202,817,000	1,747,077,000
Term loan	140,000,000
Interest rate swap liability	2,326,000	3,820,000
Accounts payable and accrued expense	78,095,000	60,973,000
Deferred income tax liability	1,453,000	799,000
Advance deposits and deferred revenue	4,995,000	5,927,000
Accrued interest	2,099,000	3,495,000
Distributions payable	16,079,000
Total liabilities	1,447,864,000	1,822,091,000
Members' capital
Accumulated other comprehensive loss	(2,312,000)	(3,806,000)
Shareholders' equity:
Preferred shares of beneficial interest, $0.01 par value, 50,000,000 shares authorized; zero shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively
Common shares of beneficial interest, $0.01 par value, 450,000,000 shares authorized; 106,300,067 and zero shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	1,063,000
Additional paid-in-capital	1,835,041,000
Distributions in excess of net earnings	(1,745,000)
Total shareholders' equity	1,834,359,000
Noncontrolling interest
Noncontrolling interest in joint venture	7,068,000	7,623,000
Noncontrolling interest in Operating Partnership	11,651,000
Total noncontrolling interest		7,623,000
Total noncontrolling interest	18,719,000	7,623,000
Total equity		1,223,733,000
Total equity	1,850,766,000
Total liabilities and equity	3,298,630,000	3,045,824,000
Class A Members
Members' capital
Members' capital	0	6,592,000
Class B Members
Members' capital
Members' capital	0	4,751,000
Fund II Member
Partners' capital
General partner	0	(13,409,000)
Limited partners	0	433,013,000
Fund II Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at May 16, 2011 and December 31, 2010, respectively		189,000
Fund III Member
Partners' capital
General partner	0	(23,328,000)
Limited partners	0	811,918,000
Fund III Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at May 16, 2011 and December 31, 2010, respectively		$ 190,000

Combined Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Hotel receivables, allowance (in dollars)	$ 246	$ 406
Preferred shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares of beneficial interest, shares authorized	50,000,000	0
Preferred shares of beneficial interest, shares issued	0	0
Preferred shares of beneficial interest, shares outstanding	0	0
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares of beneficial interest, shares authorized	450,000,000
Common shares of beneficial interest, shares issued	106,300,067	0
Common shares of beneficial interest, shares outstanding		0

Combined Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Hotel operating revenue
Room revenue	$ 172,589	$ 119,134	$ 495,217	$ 327,672
Food and beverage revenue	19,497	13,870	59,664	41,749
Other operating department revenue	5,165	3,448	14,810	9,394
Total revenue	197,251	136,452	569,691	378,815
Hotel operating expense
Room	39,012	25,304	110,753	70,278
Food and beverage	13,479	9,443	41,767	28,016
Management fees	6,755	4,828	19,519	13,497
Other hotel expenses	59,559	41,532	172,744	115,948
Total hotel operating expense	118,805	81,107	344,783	227,739
Depreciation and amortization	29,026	24,422	91,479	70,465
Property tax, insurance and other	12,463	9,677	35,951	27,417
General and administrative	6,329	4,647	17,504	14,547
Transaction and pursuit costs	282	5,455	3,614	7,438
IPO Costs	89		10,333
Total operating expense	166,994	125,308	503,664	347,606
Operating income	30,257	11,144	66,027	31,209
Other income	518	177	742	411
Interest income	424	2,730	1,264	2,889
Interest expense	(21,664)	(21,580)	(75,415)	(64,760)
Income (Loss) from continuing operations before income taxes	9,535	(7,529)	(7,382)	(30,251)
Income tax expense	(858)	(382)	(1,546)	(898)
Income (Loss) from continuing operations	8,677	(7,911)	(8,928)	(31,149)
Income (loss) from discontinued operations	22,970	(619)	21,838	19,034
Net income (loss)	31,647	(8,530)	12,910	(12,115)
Net loss (income) attributable to non-controlling interests
Noncontrolling interest in joint venture	(22)		55
Noncontrolling interest in common units of Operating Partnership	(306)		(285)
Net income (loss) attributable to the Company	31,319	(8,530)	12,680	(12,115)
Distributions to preferred unitholders		(16)	(61)	(48)
Net income (loss) attributable to common shareholders	$ 31,319	$ (8,546)	$ 12,619	$ (12,163)
Basic and diluted per common share data:
Net income (loss) per share attributable to common shareholders before discontinued operations - basic and diluted (in dollars per share)	$ 0.08		$ (0.1)
Discontinued operations (in dollars per share)	$ 0.22		$ 0.24
Net income per share attributable to common shareholders - basic and diluted (in dollars per share)	$ 0.3		$ 0.14
Weighted-average number of common shares - basic (in shares)	105,228,305		89,316,830
Weighted-average number of common shares - diluted (in shares)	105,228,305		89,316,830

Combined Consolidated Statement of Changes in Equity and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in-Capital	Distributions in excess of net earnings	Accumulated Other Comprehensive Loss	Total Noncontrolling Interests	Operating Partnership	Consolidated Joint Venture	Comprehensive Loss	General Partner Fund II Member	General Partner Fund III Member	Limited Partner Fund II Member	Limited Partner Fund III Member	Members' Capital Class A Members	Members' Capital Class B Members	Preferred Units Fund II Member	Preferred Units Fund III Member
Balance at Dec. 31, 2007	$ 562,219				$ (14,393)					$ (8,518)	$ (6,472)	$ 567,073	$ (1,142)	$ 19,651	$ 5,831	$ 189
Components of comprehensive income (loss):
Net income (loss)	(29,321)								(29,321)	(13)	(6)	(17,502)	(12,928)	903	225
Reclassification adjustment for gains included in net loss	(373)				(373)				(373)
Unrealized gain on interest rate derivatives	(17,294)				(17,294)				(17,294)
Total comprehensive income (loss)	(46,988)								(46,988)
Partners' contributions	204,300									7,157	8,011	138,364	50,768
Partners' distributions	(92,523)									(8,251)	(13,711)	(70,561)
Members' distributions	(6,405)													(6,337)	(68)
Issuance of preferred units, net of offering costs of $60	190																190
Distributions to preferred unitholders	(61)											(30)	(31)
Balance at Dec. 31, 2008	620,732				(32,060)					(9,625)	(12,178)	617,344	36,667	14,217	5,988	189	190
Components of comprehensive income (loss):
Net income (loss)	(167,998)								(167,998)	(115)	(5)	(155,411)	(11,751)	(537)	(179)
Reclassification adjustment for gains included in net loss	(150)				(150)				(150)
Unrealized gain on interest rate derivatives	17,354				17,354				17,354
Total comprehensive income (loss)	(150,794)								(150,794)
Partners' contributions	48,911									6,946	8,042	8,645	25,278
Partners' distributions	(33,001)									(8,646)	(13,711)	(10,644)
Members' distributions	(39)													(37)	(2)
Distributions to preferred unitholders	(62)											(31)	(31)
Balance at Dec. 31, 2009	485,747				(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive income (loss):
Net income (loss)	(12,115)								(12,115)	(17)	(5)	(22,399)	(10,161)	15,351	5,116
Reclassification adjustment for gains included in net loss	(58)				(58)				(58)
Unrealized gain on interest rate derivatives	10,745				10,745				10,745
Total comprehensive income (loss)	(1,428)								(1,428)
Partners' contributions	295,929									5,017	6,037	6,483	278,392
Partners' distributions	(23,249)									(6,483)	(10,283)	(6,483)
Members' distributions	(28,526)													(21,395)	(7,131)
Distributions to preferred unitholders	(48)											(24)	(24)
Balance at Sep. 30, 2010	728,425				(4,169)					(12,923)	(22,103)	437,480	318,370	7,599	3,792	189	190
Balance at Dec. 31, 2009	485,747				(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive income (loss):
Net income (loss)	(22,616)					(213)			(22,616)	(20)	(8)	(26,859)	(16,379)	15,658	5,205
Reclassification adjustment for gains included in net loss	(58)				(58)				(58)
Unrealized gain on interest rate derivatives	11,108				11,108				11,108
Total comprehensive income (loss)	(11,566)								(11,566)
Partners' contributions	801,751									6,697	8,243	8,646	778,165
Partners' distributions	(31,003)									(8,646)	(13,711)	(8,646)
Members' distributions	(28,970)													(22,709)	(6,261)
Noncontrolling interest recorded upon the Doubletree Metropolitan hotel acquisition	7,836					7,836
Distributions to preferred unitholders	(62)											(31)	(31)
Balance at Dec. 31, 2010	1,223,733				(3,806)	7,623		7,623		(13,409)	(23,328)	433,013	811,918	6,592	4,751	189	190
Balance (in shares) at Dec. 31, 2010	0
Components of comprehensive income (loss):
Net income (loss)	12,910			22,706		230	285	(55)	12,910	(7)		(9,444)	(234)	(256)	(85)
Unrealized gain on interest rate derivatives	1,494				1,494				1,494
Total comprehensive income (loss)	14,404								14,404
Partners' contributions	126,721									4,258	5,031	3,291	114,141
Partners' distributions	(16,296)									(3,230)	(3,798)	(4,876)	(4,392)
Members' distributions	(3,104)													(2,547)	(557)
Proceeds from sale of common stock, net	529,374	316	529,058
Proceeds from sale of common stock, net (in shares)		31,595,000
Issuance of restricted stock		11	(11)
Issuance of restricted stock (in shares)		1,120,830
Amortization of share based compensation	1,962		1,962
Share grants to trustees	80		80
Share grants to trustees (in shares)		5,434
Shares acquired to satisfy minimum required federal and state tax withholding on vesting restricted stock	(338)		(338)
Shares acquired to satisfy minimum required federal and state tax withholding on vesting restricted stock (in shares)		(24,148)
Forfeiture of restricted stock	(53)		(53)
Forfeiture of restricted stock (in shares)		(3,000)
Exchange of owners' equity for common stock and units		736	1,304,343			11,571	11,571			12,388	22,095	(421,960)	(921,396)	(3,789)	(4,109)	61	60
Exchange of owners' equity for common stock and units (in shares)		73,605,951
Distributions to JV partner	(500)					(500)		(500)
Distributions to preferred unitholders	(61)											(24)	(37)
Redemption of preferred units	(500)															(250)	(250)
Distributions on common shares and units	(24,656)			(24,451)		(205)	(205)
Balance at Sep. 30, 2011	$ 1,850,766	$ 1,063	$ 1,835,041	$ (1,745)	$ (2,312)	$ 18,719	$ 11,651	$ 7,068
Balance (in shares) at Sep. 30, 2011		106,300,067

Combined Consolidated Statements of Cash Flows (USD $)	9 Months Ended
Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 12,910,000
Adjustments to reconcile net loss to cash flow provided by operating activities:
Gain on extinguishment of indebtedness	(23,516,000)
Depreciation and amortization	91,479,000
Amortization of deferred financing costs	4,816,000
Amortization of deferred management fees	750,000
Share grants to trustees	80,000
Amortization of share based compensation	1,962,000
Changes in assets and liabilities:
Hotel receivables, net	(7,286,000)
Prepaid expense and other assets	(7,895,000)
Accounts payable and accrued expense	19,969,000
Advance deposits and deferred revenue	(1,300,000)
Accrued interest	(1,396,000)
Net cash flow provided by operating activities	90,573,000
Cash flows from investing activities:
Acquisition of hotel properties, net of cash acquired	(194,830,000)
Proceeds from principal payments on investment in loans	155,000
Improvements and additions to hotel properties	(51,988,000)
Additions to property and equipment	(93,000)
Funding of restricted cash reserves, net	(19,070,000)
Net cash flow used in investing activities	(265,826,000)
Cash flows from financing activities:
Proceeds from term loan	140,000,000
Payment of mortgage principal	(486,260,000)
Payment of members' distributions	(3,104,000)
Proceeds from partners' contributions	126,721,000
Payment of partners' distributions	(16,296,000)
Distributions to preferred unitholders	(500,000)
Proceeds from issuance of common shares	568,700,000
Payment of offering costs	(39,379,000)
Distributions to noncontrolling interest	(500,000)
Repurchase of common stock	(338,000)
Distributions on common shares	(8,506,000)
Distributions on OP units	(71,000)
Payment of preferred unitholder distributions	(61,000)
Payment of deferred financing costs	(4,146,000)
Net cash flow provided by financing activities	276,260,000
Net change in cash and cash equivalents	101,007,000
Cash and cash equivalents, beginning of period	267,454,000
Cash and cash equivalents, end of period	$ 368,461,000

Organization	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust on January 31, 2011. The Company intends to file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed initial public offering (the "Offering") of its common shares of beneficial interest. The Company intends to contribute proceeds from the Offering to RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for partnership interests. The Operating Partnership will hold substantially all of the Company's assets and conduct substantially all of its business. The Company is self-advised and self-administered and was organized to invest primarily in premium-branded, focused-service and compact full-service hotels. The Company intends to elect and qualify to be taxed as a real estate investment trust ("REIT"), for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        The Company has no assets other than cash and has not yet commenced operations.

        Upon completion of the Offering and related formation transactions, the Company will succeed to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"). RLJ Development, Fund II and Fund III are entities under common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the Offering and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III will receive common shares and will be equity owners of the Company.

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust ("REIT") on January 31, 2011. The Company is a self-advised and self-administered REIT that invests primarily in premium-branded, focused-service and compact full-service hotels. The Company completed the initial public offering of its common shares of beneficial interest (the "IPO") on May 16, 2011. The IPO resulted in the sale of 27,500,000 common shares at a price per share of $18.00 and generated gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts in connection with the IPO, were approximately $464.1 million. On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the underwriters' overallotment option (the "Overallotment"), generating gross proceeds of approximately $73.7 million. The Company received aggregate proceeds, net of underwriters' discounts, in connection with the Overallotment of approximately $69.1 million. Subsequent to the IPO, the Company contributed the net proceeds from the IPO, including proceeds received from the Overallotment, to the Company's operating partnership, RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for units of limited partnership interest in the Operating Partnership ("OP Units"). The Operating Partnership holds substantially all of the Company's assets and conducts substantially all of its business. Upon completion of the IPO, the Company owned approximately 99.1% of the aggregate OP units. The Company intends to elect and qualify to be taxed as a REIT, for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        Upon completion of the IPO and related formation transactions, the Company succeeded to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), and the lodging assets of RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"), which collectively comprise the Company's predecessor (the "RLJ Predecessor"). Accordingly, the RLJ Predecessor was not a separate legal entity. RLJ Development, Fund II and Fund III were entities under the common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the IPO and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III received common shares or OP units, as applicable, as consideration for their respective interests in RLJ Development, Fund II and Fund III, and as a result became equity owners of the Company and/or the Operating Partnership, as applicable. The formation transactions, including the consideration received by the owners of RLJ Development, Fund II and Fund III, are described in greater detail in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the Securities and Exchange Commission (the "SEC").

        Due to the timing of the IPO and the formation transactions, the Company's financial condition as of December 31, 2010 and results of operations for the three and nine months ended September 30, 2010 reflect the financial condition and results of operations of the RLJ Predecessor. The Company's results of operations for the nine months ended September 30, 2011 reflect the financial condition and results of operations of the RLJ Predecessor together with the Company, while the financial condition as of September 30, 2011 reflects solely the Company.

        Substantially all of the Company's assets are held by, and all of its operations are conducted through, the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Company owned, through a combination of direct and indirect interests, 99.2% of the OP units at September 30, 2011. See Note 9 for additional disclosures on OP units.

        As of September 30, 2011, the Company owned interests in 140 hotels with 20,488 rooms located in 19 states and the District of Columbia. The Company owned interests in land parcels located adjacent to certain hotels. The Company, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans secured by hotels. The Company, through wholly-owned subsidiaries, owned a 100% interest in all of its assets, with the exception of the Doubletree Metropolitan Hotel New York City, in which the Company, through wholly-owned subsidiaries, owned a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. An independent hotel operator manages each hotel.

1. Organization

        RLJ Lodging Fund II ("RLJ Fund II") comprises RLJ Lodging Fund II, L.P. (the "Initial Fund II") and RLJ Lodging Fund II (P.F. #1), L.P. (the "Parallel Fund II"), which were formed in the state of Delaware on February 17, 2006 and April 5, 2006, respectively. The general partner of RLJ Fund II is RLJ Capital Partners II, LLC (the "Fund II General Partner"), a Delaware limited liability company. RLJ Fund II will continue until September 15, 2014 unless sooner dissolved pursuant to the terms of the RLJ Fund II limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund II General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Real Estate Fund III ("RLJ Fund III") comprises RLJ Real Estate Fund III, L.P. (the "Initial Fund III") and RLJ Real Estate Fund III (P.F. #1), L.P. (the "Parallel Fund III"), which were formed in the state of Delaware on June 18, 2007 and July 19, 2007, respectively. The general partner of RLJ Fund III is RLJ Capital Partners III, LLC (the "Fund III General Partner"), a Delaware limited liability company. RLJ Fund III will continue until January 14, 2016 unless sooner dissolved pursuant to the terms of the RLJ Fund III limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund III General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Development, LLC ("RLJ Development" and together with RLJ Fund II and RLJ Fund III, the "RLJ Predecessor" or the "Company") was formed in December 2000. RLJ Development is owned by its senior executives. The business and purpose of RLJ Development is to own, hold, manage and sell ownership interests in limited service hotel properties and engage in other real estate development activities.

        RLJ Fund II was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service hotels and full-service hotels located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund II was organized to operate identically to the Initial Fund II, sharing ratably in all investments. The Initial Fund II and the Parallel Fund II are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Lodging II Master, LLC (the "Fund II Master Company").

        RLJ Fund III was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service and full-service hotels, and a limited number of mixed-use properties with a lodging component and other commercial and residential properties located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund III was organized to operate identically to the Initial Fund III, sharing ratably in all investments. The Initial Fund III and the Parallel Fund III are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Real Estate III Master, LLC (the "Fund III Master Company").

        The Initial Fund II owns a 100% interest in RLJ Lodging II REIT, LLC (the "Fund II Initial REIT"). The Fund II Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Parallel Fund II owns a 100% interest in RLJ Lodging II REIT (PF#1), LLC (the "Fund II Parallel REIT"). The Fund II Parallel REIT is a REIT as defined in the Code. The Fund II Initial REIT and the Fund II Parallel REIT are collectively referred to as the "Fund II Investment REITs."

        Each investment made by RLJ Fund II is made through the Fund II Investment REITs. The Fund II Investment REITs make investments through the Master Company, which was organized in the state of Delaware on April 5, 2006. The Fund II Initial REIT and the Fund II Parallel REIT each own a percentage of the Fund II Master Company in proportion to the capital contributions made to the Fund II Initial Fund and the Fund II Parallel Fund, respectively. Together, the Fund II Investment REITs own a 100% interest in the Fund II Master Company. Substantially all of RLJ Fund II's and the Fund II Investment REITs' assets are held by, and all of their operations are conducted through, the Fund II Master Company or a wholly-owned subsidiary of the Fund II Master Company.

        The Initial Fund III owns a 100% interest in RLJ Real Estate III REIT, LLC (the "Fund III Initial REIT"). The Fund III Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Fund III Parallel Fund owns a 100% interest in RLJ Real Estate III REIT (PF#1), LLC (the "Fund III Parallel REIT"). The Fund III Parallel REIT is a REIT as defined in the Code. The Fund III Initial REIT and the Fund III Parallel REIT are collectively referred to as the "Fund III Investment REITs."

        Each investment made by RLJ Fund III is made through the Fund III Investment REITs. The Fund III Investment REITs make investments through the Fund III Master Company, which was organized in the state of Delaware on July 27, 2007. The Fund III Initial REIT and the Fund III Parallel REIT each own a percentage of the Fund III Master Company in proportion to the capital contributions made to the Fund III Initial Fund and the Fund III Parallel Fund, respectively. Together, the Fund III Investment REITs own a 100% interest in the Fund III Master Company. Substantially all of RLJ Fund III's and the Fund III Investment REITs' assets are held by, and all of their operations are conducted through, the Fund III Master Company or a wholly-owned subsidiary of the Fund III Master Company.

        RLJ Fund II had no operations prior to June 8, 2006, at which time the Second Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. and the Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund II LP Agreements." From June 15, 2006 through September 15, 2006, the Initial Fund II completed six closings, admitting limited partners to the partnership, with the final closing on September 15, 2006. On January 15, 2007, the limited partnership agreements for both the Initial Fund II and the Parallel Fund II were amended and restated. Effective that date, the Initial Fund II is operating under the Third Amended and Restated Limited Partnership Agreement and the Parallel Fund II is operating under the Second Amended and Restated Limited Partnership Agreement.

        RLJ Fund III had no operations prior to July 12, 2007, at which time the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. became effective. On August 14, 2007, the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund III LP Agreements." On April 3, 2009, the Fund III LP Agreements were amended and restated and now operate under the Second Amended and Restated Limited Partnership Agreement. From August 28, 2007 through January 14, 2008, the Initial Fund III completed five closings, admitting limited partners to the partnership, with the final closing on January 14, 2008.

        As of December 31, 2010, RLJ Fund II owned interests in 110 hotels with 14,713 rooms located in California, Colorado, Connecticut, Florida, Illinois, Indiana, Kentucky, Michigan, Nevada, New York, Tennessee, Texas, and Utah. Additionally, as of December 31, 2010, RLJ Fund II owned interests in land parcels located adjacent to certain hotels located in Illinois, Michigan and Texas. RLJ Fund II, through wholly-owned subsidiaries, owned a 100% interest in all of its assets. All of the assets are leased to the Fund II Master Company's taxable REIT subsidiary, RLJ Lodging II REIT Sub, Inc. (the "Fund II REIT Sub"), or a wholly-owned subsidiary of the Fund II REIT Sub. Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund II REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Fund III owned interests in 22 hotels with 4,351 rooms located in California, Colorado, Florida, Louisiana, Maryland, New York, Texas and the District of Columbia. As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans collateralized by hotels located in Georgia and Texas. Additionally, as of December 31, 2010, RLJ Fund III owned an interest in a land parcel located adjacent to a hotel in Texas. RLJ Fund III, through wholly-owned subsidiaries, owned a 100% interest in all of the assets, with the exception of the Doubletree Metropolitan Hotel New York City. RLJ Fund III, through wholly-owned subsidiaries, owns a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. The Fund III Master Company owns a 100% interest in the general partner of the limited partnership, DBT Met Venture GP, LLC, formed on December 8, 2010.

        All of RLJ Fund III's assets, with the exception of the Doubletree Metropolitan Hotel New York City, are leased to the Fund III Master Company's taxable REIT subsidiary, RLJ Real Estate III REIT Sub, Inc. (the "Fund III REIT Sub"), or a wholly-owned subsidiary of the Fund III REIT Sub. The Doubletree Metropolitan Manhattan hotel is leased to the DBT Met Venture's taxable REIT subsidiary, RLJ III—DBT Metropolitan Manhattan Lessee, LLC (the "Met REIT Sub"). Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund III REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Development owned no hotel properties and primarily only had assets and liabilities associated with owned furniture, fixtures and equipment, leases and its employees.

Summary of Significant Accounting Policies	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The consolidated balance sheet includes all of the accounts of the Company as of February 1, 2011, prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant inter-company balances and transactions have been eliminated in consolidation.

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

  Income Taxes

        The Company intends to operate and be taxed as a REIT under the Internal Revenue Code. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain) and which does not necessarily equal net income as calculated in accordance with GAAP. As a REIT, we generally will not be subject to federal income tax to the extent the Company currently distributes its REIT taxable income to its shareholders.

        REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which the qualification is lost unless the IRS grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to shareholders. However, the Company intends to organize and operate in such a manner as to qualify for treatment as a REIT.

  Organizational and Offering Costs

        The Company expenses organization costs as incurred and offering costs, which include selling commissions, will be deferred and charged to shareholders' equity.

  Share-Based Compensation

        In connection with the Offering, the Company expects to adopt an equity incentive plan that will provide for the issuance of share-based equity instruments including potential grants of share options, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other share-based awards, including long-term incentive plan units in the operating partnership, or any combination of the foregoing. Awards granted under this plan will generally require service-based vesting over a period of years subsequent to the grant date and resulting equity-based compensation expense measured at the fair value of the award on the date of grant will be recognized as an expense in the financial statements over the vesting period. The Company will account for awards granted under applicable share based compensation guidance contained in Financial Accounting Standards Board Accounting Standards Codification ASC 718.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The accompanying unaudited interim combined consolidated financial statements and related notes have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conformity with the rules and regulations of the SEC applicable to interim financial information. As such, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying unaudited interim financial statements include adjustments based on management's estimates (consisting of normal recurring adjustments), which the Company considers necessary for a fair statement of the combined consolidated balance sheets, statements of operations, statements of changes in equity and comprehensive loss and statements of cash flows for the interim periods presented. The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2010, included in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the SEC. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of actual operating results for the entire year.

  Use of Estimates

        The preparation of the financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reporting Periods

        As of September 30, 2011, the Company owned four hotels that are managed by affiliates of Marriott International ("Marriott"). The Company's hotels managed by Marriott are accounted for on a fiscal year comprised of 52 or 53 weeks ending on the Friday closest to December 31. The Company's results for the three and nine months ended September 30, 2011 and 2010 include the results of operations for the Company's Marriott-managed hotels for the 36-week periods ending September 9, 2011 and September 10, 2010, respectively.

  Reclassifications

        Certain de minimus prior year amounts in these financial statements have been reclassified to conform to the current year presentation with no impact to net income, shareholders' equity or cash flows.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, buildings, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through September 30, 2011 consisted of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable portion of the term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale."

        The Company assesses the carrying values of each hotel whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows which take into account current market conditions and the Company's intent with respect to holding or disposing of the hotel. If the Company's analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, it recognizes an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and the Company's plans to manage the underlying hotels. However, assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and the Company's ultimate investment intent that occur subsequent to a current impairment analysis could impact these assumptions and result in future impairment charges of the hotels.

  Earnings Per Share

        Basic earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period excluding the weighted average number of unvested restricted shares ("participating securities" as defined in Note 11). The basic earnings per share calculation includes the effect of such participating securities. Diluted earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period plus other potentially dilutive securities such as stock grants or shares that would be issued in the event of conversion of operating partnership units. No adjustment is made for shares that are anti-dilutive during a period.

  Share Based Compensation

        From time to time, the Company may award non-vested shares under the 2011 Equity Incentive Plan (the "2011 Plan"), as compensation to officers, employees and non-employee trustees (see Note 10). The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of grant, adjusted for forfeitures.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The combined consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

        The combined consolidated financial statements include the accounts of RLJ Fund II, RLJ Fund III and RLJ Development and their respective wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Initial Fund II and the Parallel Fund II are separate entities that do not have ownership interest in each other but are under the common control of the Fund II General Partner, likewise, the Initial Fund III and the Parallel Fund III are separate entities that do not have ownership interest in each other but are under the common control of the Fund III General Partner. RLJ Development, RLJ Fund II and RLJ Fund III are entities under the common control of Robert L. Johnson and were formed for the purpose of acquiring and operating hotel properties. As part of the intended transaction, the registrant will acquire certain of the assets of RLJ Development, including employees, FF&E, and leases, which will represent substantially all of RLJ Development's business. Since these three entities are under common control and RLJ Lodging Trust will succeed to their operations and businesses, the combined entities of RLJ Fund II, RLJ Fund III, and RLJ Development are presented as The RLJ Predecessor and referred to as the Company.

  Other

        Accounting Standards Codification (ASC) 205-20, "Presentation of Financial Statements—Discontinued Operations" and the Securities and Exchange Commission require that when a property is disposed of, previously issued annual financial statements included in a registration statement be restated to show the operating results of the property in discontinued operations for all periods presented. ASC 205-20 replaced Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

        On August 5, 2011, the Company transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to the deed in lieu of foreclosure arrangement. Accordingly, the hotel's revenues and expenses have been reclassified to discontinued operations for all periods presented and certain disclosures in Notes 2, 3, 4, 5 and 7 have been revised. This reclassification had no effect on shareholders' equity, cash flows or net income (loss). The effect on the Company's previously reported loss from continuing operations attributable to the New York LaGuardia Airport Marriott, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	As Reported			As Adjusted
	For the years ended December 31,			For the years ended December 31,
	2010	2009	2008	2010	2009	2008
Total revenue	$545,568	$482,488	$551,819	$516,666	$455,761	$517,502
Total operating expense	504,175	558,546	493,661	475,154	492,392	460,228
Interest expense, net	(85,209)	(90,596)	(90,535)	(82,754)	(86,276)	(86,353)

Loss from continuing operations before income tax expense	$(43,816)	$(166,654)	$(32,377)	$(41,242)	$(122,907)	$(29,079)

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reclassifications

        Certain prior year amounts in these financial statements have been reclassified to conform with the current year presentation with no impact to net income, owners' equity or cash flows.

  Risks and Uncertainties

        During the recent economic recession, the Company experienced reduced demand for its hotel rooms and services. Uncertainty over the economic recovery will continue to impact the lodging industry and the Company's financial results and growth. While the Company's financial results were impacted by the economic slowdown, it is expected that the Company's future financial results and growth will benefit while the economy continues to improve.

        In addition, the Company owned 23 and 17 hotels located in the Chicago, Illinois and Austin, Texas metropolitan areas, respectively. As a result, the Company is susceptible to adverse market conditions in these areas, including industry downturns, relocation of businesses and any oversupply of hotel rooms or a reduction in lodging demand.

  Revenue Recognition

        The Company's revenue comprises hotel operating revenue, such as room revenue, food and beverage revenue and revenue from other hotel operating departments (such as telephone, parking and business centers). These revenues are recorded net of any sales and occupancy taxes collected from guests. All rebates or discounts are recorded as a reduction in revenue, and there are no material contingent obligations with respect to rebates and discounts offered by the hotels. All revenues are recorded on an accrual basis as earned. Appropriate allowances are made for doubtful accounts and are recorded as bad debt expense. The allowances are calculated as a percentage of aged accounts receivable, based on individual hotel management company policy. Cash received prior to guest arrival is recorded as an advance from the guest and recognized as revenue at the time of occupancy.

        Incentive payments received pursuant to entry into management agreements are deferred and amortized into income over the life of the respective agreements. In 2007, RLJ Fund II received an incentive payment of $3.0 million related to purchasing a hotel and entering into a management agreement with Marriott International for management of the New York LaGuardia Airport Marriott, which will be recognized over the remaining term of the management agreement. As of December 31, 2010 and 2009, there is approximately $2.6 million and $2.7 million, respectively, remaining to be recognized.

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

  •
  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

  •
  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by giving consideration to one or both of the following criteria, as appropriate: (1) interest rates for loans of comparable quality and maturity, and (2) the value of the underlying collateral. The fair values of the Company's investment in collateralized loans are generally classified within Level 3 of the valuation hierarchy. The fair value estimated at December 31, 2010 and 2009 was $22.1 million and $12.9 million, respectively.

  •
  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 11 to these financial statements.

  •
  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.

  •
  Fixed rate mortgage notes payable—The fair value estimated at December 31, 2010 and 2009 of $796.5 million and $808.4 million, respectively (excluding loans collateralized by properties held for sale), is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, building, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through December 31, 2010 consist of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale".

        For hotels that are classified as held for investment, the Company assesses the carrying values of each hotel, whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows, which take into account current market conditions and our intent with respect to holding or disposing of the hotel. If our analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, we recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third-party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and our strategic plans to manage the underlying hotels. However assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and our ultimate investment intent that occur subsequent to a current impairment analyses could impact these assumptions and result in future impairment charges of the hotels.

  Investment in Loans

        The Company holds investments in two collateralized mortgage loans. The loans are collateralized by the related hotels and were recorded at acquisition at their initial investment, which includes the amount paid to the seller plus any fees paid or less any fees received. The acquired loans were of a deteriorated credit quality as the loans were already in default, at the date of the Company's acquisition of the loans and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        When the loans were acquired, the Company commenced foreclosure proceedings. The Company initially acquired the loans for the reward of ownership of the underlying collateral and as a result placed the loans on non-accrual status and recognized income on a cash-basis method. The loans were brought current when the borrower paid all outstanding regular monthly payments and interest accrued. As the loans are no longer in default, the Company determined that the cash flows can reasonably be estimated and therefore the loans are no longer on non-accrual status.

        Company considers expected prepayments, and estimates the amount and timing of undiscounted expected principal, interest and other cash flows. The Company determines any excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted. The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid to acquire the loan is accreted into interest income over the remaining life of the loan. The Company will regularly re-estimate cash flows expected to be collected over the life of the loan. Any changes in future cash flows expected to be collected will result in a prospective adjustment to the interest yield which will be recognized over the loan's remaining life. A reserve will be established if the present value of payments expected to be received, observable market prices, or the estimated fair value of the collateral (for loans that are dependent on the collateral for repayment) of an impaired loan is lower than the carrying value of that loan. As of December 31, 2010 and 2009, no reserves for loan losses were deemed necessary.

  Cash and Cash Equivalents

        All highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. The Company maintains cash balances in domestic banks, which, at times, may exceed the limits of amounts insured by the Federal Deposit Insurance Corporation.

  Restricted Cash Reserves

        All cash that is required to be maintained in a reserve escrow account by a management agreement and/or a mortgage agreement for replacement of furniture, fixtures and equipment and funding of real estate taxes and insurance is considered to be restricted cash reserves. Net cash from operations from the New York LaGuardia Airport Marriott are distributed monthly to the lender as a result of an event of default on its mortgage loan. The cash distributed to the lender is considered to be restricted cash reserves.

  Deferred Financing Fees

        Deferred financing fees relate to costs incurred to obtain long-term financing of hotel properties. Deferred financing fees are recorded at cost and are amortized using the straight-line method, which approximates the effective interest method, over the respective terms of the mortgage loans that are collateralized by the hotel properties and over the term of a credit facility collateralized by capital commitments of RLJ Fund II or RLJ Fund III, as applicable (see Note 7) and are included as a component of interest expense. For the years ended December 31, 2010, 2009 and 2008, approximately $2.7 million, $3.0 million and $3.1 million (excluding discontinued operations), respectively, of amortization expense was recorded as a component of interest expense. Accumulated amortization at December 31, 2010 and 2009 was approximately $13.1 million and $10.1 million (excluding discontinued operations), respectively.

  Deferred Management Fees

        In June 2006, in consideration for the agreement of White Lodging Services Corporation ("WLS") to enter into new management agreements on terms favorable to RLJ Fund II, a subsidiary of RLJ Fund II made a one-time payment of $20.0 million to WLS. This payment was recorded at cost, and is being amortized as a component of management fee expense, which is included in management fees, over the 20-year initial term of the management agreement. For the years ended December 31, 2010, 2009 and 2008, $1.0 million of amortization expense was recorded in each year with respect to deferred management fees. As of December 31, 2010 and 2009, accumulated amortization was approximately $4.6 million and $3.6 million, respectively.

  Comprehensive Income (Loss)

        Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains and losses resulting from hedging activities.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising expense was approximately $4.1 million, $2.1 million and $1.8 million (excluding discontinued operations) for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in other hotel operating expenses.

  Transaction and Pursuit Costs

        The Company incurs costs during the review of potential property acquisitions, including legal fees, architectural costs, environmental reviews and market studies. Prior to December 31, 2008, these costs were included in prepaid expenses and other current assets until the property was either acquired or the deal was abandoned. Costs related to properties that were acquired were reclassified to investment in hotel properties at the time of acquisition. Costs related to deals that were abandoned were expensed to transaction and pursuit costs at the time of abandonment.

        On January 1, 2009, the Company adopted the new accounting guidance on business combinations, which requires transaction costs to be expensed as incurred. At December 31, 2008, the Company had approximately $700 of costs related to acquisitions that were expected to close during 2009, which were included in prepaid expenses and other current assets. Those costs were expensed as transaction and pursuit costs at December 31, 2008.

        On February 26, 2009, RLJ Fund II terminated its obligation to purchase two additional properties under a purchase and sale agreement. Approximately $5.6 million was paid as a termination fee, which is included in transaction and pursuit costs.

  Derivative Financial Instruments

        In the normal course of business, the Company is exposed to the effects of interest rate changes. As of December 31, 2010 and 2009, approximately 24.9% and 23.1%, respectively, of the Company's borrowings were subject to variable rates. The Company limits the risks associated with interest rate changes by following the Company's established risk management policies and procedures, including the use of derivatives. The Company utilizes derivative financial instruments to manage, or hedge, interest rate risk. The Company attempts to require that hedging derivative instruments be effective in reducing the interest rate risk exposure that they are designated to hedge. This effectiveness is essential in order to qualify for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the derivative contract. When the terms of an underlying transaction are modified, or when the underlying hedged item ceases to exist, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures.

        The Company utilizes a variety of borrowing vehicles including a credit facility and medium and long-term financings. To reduce the Company's susceptibility to interest rate variability, the Company uses interest rate instruments, typically interest rate swaps and caps, to convert a portion of variable rate debt to fixed rate debt.

        Interest rate differentials that arise under interest rate swap and cap contracts are recognized in interest expense over the life of the contracts. Interest rate swap and cap agreements contain a credit risk that counterparties may be unable to fulfill the terms of the agreement. The Company has minimized that risk by evaluating the creditworthiness of its counterparties, who are limited to major banks and financial institutions, and it does not anticipate nonperformance by the counterparties.

        Gains and losses on swap and cap agreements determined to be effective hedges are reported in other comprehensive income (loss) and are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedged items is recognized in earnings in the current period. At December 31, 2010 and 2009, the aggregate fair value of approximately $3.8 million and $14.9 million, respectively, of the swap agreements was recorded as a liability in the accompanying combined consolidated financial statements.

  Distributions

        RLJ Fund II is required to make quarterly distributions to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Distributable proceeds are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner. As of December 31, 2010, an aggregate of approximately $158.8 million (excluding advisory fees, see Note 12) had been distributed to partners.

        RLJ Fund III is required to make quarterly distributions to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Distributable proceeds are apportioned among the Fund III General Partner and the RLJ Fund III LP limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner. As of December 31, 2010, no distributions had been made to partners (excluding advisory fees, see Note 12).

        RLJ Fund II, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $131 had been distributed to preferred unitholders.

        RLJ Fund III, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $93 had been distributed to preferred unitholders.

        Pursuant to the terms of the RLJ Development's Limited Liability Company Agreement (the "LLC Agreement"), distributions are made at the discretion of the managing member. Distributions are made to Members in the following priority; (i), first to Class A Members who are entitled to receive any unpaid preferred return until the unpaid preferred return is reduced to zero; (ii), next to each Member, an amount equal to the excess of the tax rate percentage (as defined by the LLC Agreement) multiplied by the aggregate amount of net profits allocated to such members; (iii), next to Class A Members in proportion to the respective amounts of their unreturned capital (as defined by the LLC Agreement), until the unreturned capital of all Class A Members is reduced to zero; (iv), thereafter, among the Members in proportion to their respective membership percentage interests.

  Allocation of Profits and Losses

        Profits and losses of RLJ Fund II are allocated to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Profits and losses are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner.

        Profits and losses of RLJ Fund III are allocated to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Profits and losses are apportioned among the Fund III General Partner and the RLJ Fund III limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner.

        Profits of RLJ Development are allocated in accordance with the LLC Agreement: (i) first, to Members who received allocations of losses for earlier periods in proportion to the cumulative amount of those losses; (ii) next, to Class A Members in proportion to their respective percentage interests, until those Members have received cumulative allocation of profits for the current year and all prior years not offset by losses allocated to them equal to the cumulative amount of their annual preferred return; and (iii) thereafter, to the Members in proportion to their respective membership percentage interests. Losses of RLJ Development are allocated to Members in the following order or priority: (i) first, to Members who received allocations of profits in earlier fiscal years in proportion to the cumulative amount of profits previously allocated to them; (ii) next, to Members who have a positive capital account in proportion to the respective amounts of their positive capital accounts until the accounts are reduced to zero; and (iii) thereafter, to the Members in proportion to their respective percentage interests.

  Noncontrolling Interests

        As of December 31, 2010, we consolidate DBT Met Hotel Venture, LP, a majority-owned partnership that has a third-party, noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest on the balance sheet.

  Income Taxes

        The Fund II and Fund III Investment REITs have elected to be taxed as real estate investment trusts under Sections 856 through 860 of the Internal Revenue Code commencing with their taxable years ended December 31, 2006 and 2007, respectively. To qualify as a REIT, each Investment REIT must meet a number of organizational and operational requirements, including a requirement that they currently distribute at least 90% of their adjusted taxable income to their owners. The Investment REITs' current intention is to adhere to these requirements and maintain the qualification for taxation as REITs. As REITs, the Investment REITs generally are not subject to federal corporate income tax on that portion of net income that is currently distributed to owners. If the Investment REITs fail to qualify for taxation as a REIT in any taxable year, they will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if the Investment REITs qualify for taxation as REITs, the Investment REITs may be subject to certain state and local taxes on their income and property, and to federal income and excise taxes on their undistributed taxable income.

        Taxable income from non-REIT activities managed through taxable REIT subsidiaries is subject to federal, state and local income taxes. As wholly-owned taxable REIT subsidiaries of the Master Companies, the taxable REIT subsidiaries are required to pay income taxes at the applicable rates. The consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of the taxable REIT subsidiary as well as state income taxes incurred by the REITs and Master Companies.

        Where required, deferred income taxes are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities and their respective income tax bases and for operating loss, capital loss and tax credit carryforwards based on enacted income tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that is more likely than not they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

        The Company has made no provision for federal or state income taxes (other than the provisions consolidated from wholly-owned subsidiaries), since the profits and losses are reported by the individual owners. The Company performs an annual review for any uncertain tax positions and will record expected future tax consequences of uncertain tax positions in its financial statements. At December 31, 2010 and 2009, the Company did not identify any uncertain tax positions.

Acquisition of Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisition of Hotel Properties
Acquisition of Hotel Properties

3. Acquisition of Hotel Properties

        The Company did not acquire any hotels during the three months ended September 30, 2011. During the nine months ended September 30, 2011, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Columbus	Columbus, OH	January 11, 2011	Crescent Hotels and Resorts	221	$9.5 million	100%
Renaissance Pittsburgh Hotel	Pittsburgh, PA	January 12, 2011	Sage Hospitality	300	47.1 million	100%
Courtyard Atlanta Buckhead	Atlanta, GA	January 18, 2011	Noble Management Group	181	27.0 million	100%
Doubletree Hotel Columbia	Columbia, MD	January 18, 2011	Urgo Hotels	152	10.5 million	100%
Denver Airport Marriott at Gateway Park	Denver, CO	January 18, 2011	Sage Hospitality	238	46.0 million	100%
Crowne Plaza Hotel West Palm Beach	West Palm Beach, FL	January 18, 2011	Windsor Capital Group	219	16.0 million	100%
Wyndham Raleigh Durham-Research Triangle Park	Durham, NC	January 24, 2011	Noble Management Group	175	7.0 million	100%
Wyndham Pittsburgh	Pittsburgh, PA	January 24, 2011	Urgo Hotels	198	21.2 million	100%
Hampton Inn Houston-Near the Galleria	Houston, TX	March 14, 2011	Interstate Management Company	176	20.3 million	100%

				1,860	$204.6 million

        During the nine months ended September 30, 2010, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Tampa	Tampa, FL	April 15, 2010	Hilton Hotels Corporation	360	$76.9 million	100%
Fairfield Inn and Suites Washington, DC	Washington, DC	June 1, 2010	Urgo Hotels	198	40.0 million	100%
Embassy Suites Ft Myers/Estero	Ft Myers, FL	June 23, 2010	Hilton Hotels Corporation	150	13.2 million	100%
Homewood Suites Washington DC	Washington, DC	July 1, 2010	Crestline Hotels and Resorts	175	58.5 million	100%
Hilton New York/Fashion District	New York, NY	September 22, 2010	Highgate Hotels	280	121.8 million	100%

				1,163	$310.4 million

        The allocation of purchase price for the hotel properties acquired was as follows (in thousands):

	September 30,
	2011	2010
Land and land improvements	$29,131	$50,959
Buildings and improvements	153,557	249,334
Furniture, fixtures and equipment	21,900	10,116

Total Purchase Price	$204,588	$310,409

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 16 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net income (loss) from the hotels acquired during the nine months ended September 30, 2011 and 2010, which are included in the accompanying unaudited combined consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010, respectively, were as follows (in thousands):

	2011 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$17,615	$—	$51,189	$—
Net income	$803	$—	$738	$—

	2010 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$16,538	$9,051	$48,843	$13,187
Net income (loss)	$1,598	$(3,140)	$7,389	$(4,132)

        The following unaudited condensed pro forma financial information presents the results of operations as if the 2011 and 2010 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The Hilton New York / Fashion District did not open until April 2010. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The condensed pro forma financial information excludes discontinued operations and is not necessarily indicative of what actual results of operations of the Company would have been assuming the acquisitions had taken place on January 1, 2010, nor does it purport to represent the results of operations for future periods. The unaudited condensed pro forma financial information, excluding discontinued operations, is as follows, (in thousands, except share and per share data):

	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$197,251	$183,185	$572,879	$529,248
Net income (loss)	$8,371	$4,336	$(5,776)	$(13,454)
Net income (loss) per share attributable to common shareholders—basic and diluted	$0.08		$(0.06)

Weighted average number of shares outstanding—basic and diluted	105,228,305		89,316,830

3. Acquisition of Hotel Properties

        On January 8, 2009, RLJ Fund II, through wholly-owned subsidiaries, acquired a 100% interest in the 168-room Hilton Garden Inn Bloomington hotel for a purchase price of approximately $20.7 million. The hotel is located in Bloomington, Indiana. WLS was selected to manage the hotel. The acquisition was financed using proceeds from a mortgage of approximately $14.8 million and operating capital.

        On February 25, 2009, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 298-room Hilton Garden Inn New York/West 35th Street hotel for a purchase price of approximately $125.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage proceeds of approximately $60.0 million.

        On April 15, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 360-room Embassy Suites Tampa-Downtown Convention Center hotel for a purchase price of approximately $77.0 million. The hotel is located in Tampa, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $40.0 million.

        On June 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 196-room Fairfield Inn & Suites Washington, DC/Downtown hotel for a purchase price of approximately $40.0 million. The hotel is located in Washington, DC. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On June 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 150-room Embassy Suites Ft Myers-Estero hotel for a purchase price of approximately $13.3 million. The hotel is located in Fort Myers, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On July 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Homewood Suites by Hilton Washington hotel for a purchase price of approximately $58.5 million. The hotel is located in Washington, DC. Crestline Hotels and Resorts was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $31.0 million.

        On September 22, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 280-room Hilton New York/Fashion District for a purchase price of approximately $121.8 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 14, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 123-room Hampton Inn & Suites Denver Tech Center hotel for a purchase price of approximately $12.9 million. The hotel is located in Denver, Colorado. K Partners Hospitality Group was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 26, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 133-room Garden District hotel for a purchase price of approximately $6.4 million. The hotel is located in New Orleans, Louisiana. The hotel will remain closed during renovations and should re-open in the next twelve to eighteen months. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 108-room Residence Inn Columbia hotel for a purchase price of approximately $14.0 million. The hotel is located in Ellicott City, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 162-room Residence Inn National Harbor Washington, DC hotel for a purchase price of approximately $49.0 million. The hotel is located in National Harbor, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 130-room Residence Inn Silver Spring hotel for a purchase price of approximately $25.0 million. The hotel is located in Silver Spring, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 16, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 284-room Hilton Garden Inn New Orleans Convention Center hotel for a purchase price of approximately $25.2 million. The hotel is located in New Orleans, Louisiana. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 105-room Hampton Inn West Palm Beach Central Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 100-room Hilton Garden Inn West Palm Beach Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 17, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 160-room Hollywood Heights Hotel for a purchase price of approximately $29.4 million. The hotel is located in Los Angeles, California. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 95% interest in the 759-room Doubletree Metropolitan Hotel New York City. The total purchase price was approximately $335.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed using proceeds from a senior mortgage loan of $150 million, a mezzanine loan of $50 million and capital contributions.

        The allocation of purchase price for the hotel properties acquired was as follows:

	December 31,
	2010	2009
Land and land improvements	$250,125	$26,535
Buildings and improvements	546,940	113,602
Furniture, fixtures and equipment	34,717	5,382
Intangibles	1,298	—

Total Purchase Price	$833,080	$145,519

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 17 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net loss from the hotels acquired in 2010 of $33.0 million and $8.9 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2010. Total revenues and net income from the hotels acquired in 2009 of $23.9 million and $1.3 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2009.

        The following unaudited pro forma financial information presents the results of operations as if the 2010 acquisitions had taken place on the latter of January 1, 2009 or the opening date of the hotel. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The results of operations for the 2009 acquisitions for the period not owned were not significant compared to the Company's results of operations. The results of operations for the 2008 acquisitions are presented as if the acquisitions had taken place on January 1, 2008. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2009.

	2010	2009	2008
Revenue	$638,546	$587,972	$531,275
Net income (loss)	(2,939)	(163,729)	(31,907)

Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations
Discontinued Operations

4. Discontinued Operations

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total sale price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.0 million at April 23, 2010. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $0.2 million.

        In February 2010, Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        Operating results of discontinued operations were as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2010	2011	2010
Net revenues	$3,537	$7,032	$16,917	$26,337
Operating expenses	4,006	7,356	18,107	25,555

Operating income (loss)	(469)	(324)	(1,190)	782
Interest expense	(77)	(291)	(488)	(5,459)

Net loss from discontinued operations, before gain on sale	(546)	(615)	(1,678)	(4,677)
Gain on extinguishment of indebtedness	23,516	—	23,516	—
Gain on sale of properties	—	(4)	—	23,711

Net income (loss) from discontinued operations	$22,970	$(619)	$21,838	$19,034

4. Discontinued Operations

        On January 31, 2007, RLJ Development, through wholly-owned subsidiaries, sold four hotels for $270.0 million, resulting in a gain of approximately $163.7 million. During 2008, RLJ Development settled certain expenses with the purchaser of those hotels and recorded an additional gain on sale of properties of $43.

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total purchase price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.3 million at December 31, 2009. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $153.

        The aforementioned six RLJ Development mortgage notes included financial and other covenants that required the maintenance of certain ratios. As of December 31, 2009, RLJ Development was in compliance with all covenants under the six mortgage loans.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        At December 31, 2009 the balance sheet of the assets of hotels held for sale were as follows:

2009
Assets
Cash held in escrow	$1,546
Accounts receivable, net	499
Prepaid expenses and other current assets	252
Property and equipment, net	49,406
Deferred financing costs, net	63

Total assets	$51,766

Liabilities
Accounts payable	$492
Accrued expenses	1,119
Mortgage notes payable	42,775

Total liabilities	$44,386

        Comparative operating results of discontinued operations were as follows:

	For the Year Ended December 31,
	2010	2009	2008
Net revenues	$35,673	$48,465	$59,281
Operating expenses	34,165	46,916	52,657
Impairment	—	36,946	—

Operating income (loss)	1,508	(35,397)	6,624
Interest expense	(5,647)	(7,893)	(7,854)

Net loss from discontinued operations, before gain on sale	(4,139)	(43,290)	(1,230)
Gain on sale of properties	23,710	—	43

Net income (loss) from discontinued operations	$19,571	$(43,290)	$(1,187)

Investment in Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment in Hotel Properties
Investment in Hotel Properties

5. Investment in Hotel Properties

        Investment in hotel properties as of September 30, 2011 and December 31, 2010 consisted of the following (in thousands):

	September 30, 2011	December 31, 2010
Land and land improvements	$512,302	$488,031
Buildings and improvements	2,320,128	2,188,153
Furniture, fixtures and equipment	363,308	310,266
Intangibles	1,298	1,298

	3,197,036	2,987,748
Accumulated depreciation and amortization	(436,252)	(361,058)

Investment in hotel properties, net	$2,760,784	$2,626,690

        For the three and nine months ended September 30, 2011, depreciation and amortization expense related to investment in hotel properties was approximately $28.8 million and $90.8 million (excluding discontinued operations), respectively. For the three and nine months ended September 30, 2010, depreciation and amortization expense related to investment in hotel properties was approximately $24.3 million and $69.8 million (excluding discontinued operations), respectively.

  Impairment

        During each of the three and nine month periods ended September 30, 2011 and 2010, the Company determined there was no impairment on its investment in hotels.

5. Investment in Hotel Properties

        Investment in hotel properties as of December 31, 2010 and 2009 consisted of the following (excluding discontinued operations):

	December 31,
	2010	2009
Land and land improvements	$487,971	$237,915
Buildings and improvements	2,188,213	1,637,852
Furniture, fixtures and equipment	310,266	262,963
Intangibles	1,298	—

	2,987,748	2,138,730
Accumulated depreciation and amortization	(361,058)	(261,147)

Investment in hotel properties, net	$2,626,690	$1,877,583

        For the years ended December 31, 2010, 2009 and 2008, depreciation and amortization expense related to investment in hotel properties was approximately $96.0 million, $90.7 million and $79.4 million (excluding discontinued operations), respectively.

  Impairment

        During the year ended December 31, 2010, the Company determined there was no impairment on its investment in hotels. During the years ended December 31, 2009 and 2008, as a result of the general economic recession and reduced demand for its hotel rooms and services resulting from an overall decline in travel demand, the Company assessed the recoverability of the carrying value for all of the hotel assets in the portfolio. This assessment resulted in the Company determining that 16 and five hotels, respectively, had carrying values in excess of undiscounted cash flows, and accordingly recorded an impairment charge totaling $61.4 million and $21.5 million, respectively. The impairment charge recorded for the New York LaGuardia Airport Marriott for the year ended December 31, 2009 of $36.9 million was reclassified to discontinued operations.

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt
Debt

6. Debt

  Credit Facility

        The Company, through the Operating Partnership, has an unsecured revolving credit facility that provides for maximum borrowings of up to $300.0 million. The credit facility requires that a group of no less than fifteen of the Company's hotel properties remain unencumbered by outstanding indebtedness. The credit facility contains certain financial covenants relating to maximum leverage ratio, minimum fixed charge coverage ratio, minimum tangible net worth and maximum secured indebtedness. If an event of default exists, under the terms of the credit facility, the Company is not permitted to make distributions to shareholders, other than those required to qualify for and maintain REIT status. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The credit facility matures on June 20, 2014 and may be extended for an additional year, at the Company's option. In addition, the Company has the option to increase the revolving loan commitment to $450.0 million, subject to certain conditions (including consent of the lenders). The Company incurred $3.0 million in deferred financing fees related to the credit facility.

        Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus an applicable margin. The margin ranges from 2.25% to 3.25%, depending on the Company's leverage ratio, as calculated under the terms of the credit facility. The Company incurs an unused facility fee of between 0.30% and 0.40%, based on the amount by which the maximum borrowing amount exceeds the total principal balance of outstanding borrowings.

        Under the terms of the credit facility, one or more standby letters of credit, up to a maximum aggregate outstanding balance of $30.0 million, may be issued on behalf of the Company by the lenders holding the credit facility. The Company will incur a fee of 0.125% of the value of each standby letter of credit that is issued on its behalf. Any outstanding standby letters of credit would reduce the available borrowings on the credit facility by a corresponding amount. No standby letters of credit were outstanding at September 30, 2011. The Company also may borrow up to a maximum aggregate outstanding balance of $40.0 million of swingline loans. Any outstanding swingline loans would reduce the available borrowings on the credit facility by a corresponding amount. No swingline loans were outstanding at September 30, 2011.

        The Company did not incur any interest expense on the credit facility for the three or nine months ended September 30, 2011. For both the three and nine months ended September 30, 2011, the Company incurred an unused commitment fee of approximately $0.3 million. There were no borrowings outstanding at September 30, 2011.

  RLJ Predecessor Credit Facility

        Fund III, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $200.0 million. The credit facility was collateralized by Fund III's partners' committed and uncalled capital and was guaranteed by Fund III. Borrowings under the credit facility bore interest at variable rates equal to the LIBOR plus a margin of 0.75%. For both the three and nine months ended September 30, 2010, the weighted average interest rate for borrowings under the credit facility was approximately 1.00%. There were no borrowings at September 30, 2011 since the credit facility matured on January 31, 2011.

        Fund III incurred interest expense related to the credit facility of approximately $0.2 million and $0.8 million for the three and nine months ended September 30, 2010. No interest expense related to the credit facility was incurred for either the three or nine months ended September 30, 2011. Additionally, there was an unused commitment fee of 0.15% of the unused portion of the credit facility. For the three and nine months ended September 30, 2011, Fund III incurred an unused commitment fee of approximately zero and $12,000, respectively. For the three and nine months ended September 30, 2010, Fund III incurred an unused commitment fee of approximately $39,000 and $0.1 million, respectively.

        A letter of credit was issued on Fund III's behalf (now by the Company) with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances were drawn on this letter of credit as of September 30, 2011 or December 31, 2010.

        At December 31, 2010, Fund III had approximately $198.1 million available for borrowing.

  Mortgage Loans

        As of September 30, 2011 and December 31, 2010, the Company was subject to the following mortgage loans (in thousands):

					Principal balance at,
Lender	Number of Assets Encumbered	Interest rate at September 30, 2011(1)	Maturity Date		September 30, 2011		December 31, 2010
Keybank(2)	6	1.47% (3)	April 2012		$48,000		$48,000
State Street Bank(2)		2.98% (3)	April 2012		37,000		37,000
Wells Fargo	1	4.25% (4)	June 2013	(5)	60,000		60,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	40,000		40,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	31,000		31,000
Wells Fargo	1	4.90% (6)	Dec 2013	(5)	150,000		150,000
Blackstone		10.75% (6)	Dec 2013	(5)	50,000		50,000
Capmark Financial Group	1	6.12%	April 2015		4,357		4,446
Capmark Financial Group	1	5.50%	May 2015		5,014		5,123
Capmark Financial Group	1	5.55%	May 2015		11,742		11,997
Capmark Financial Group	1	5.55%	June 2015		5,094		5,205
Barclay's Bank	1	5.55%	June 2015		2,661		2,718
Barclay's Bank	1	5.55%	June 2015		4,368		4,462
Barclay's Bank	1	5.55%	June 2015		10,181		10,400
Barclay's Bank	1	5.55%	June 2015		9,086		9,282
Barclay's Bank	1	5.55%	June 2015		8,142		8,317
Barclay's Bank	1	5.60%	June 2015		5,645		5,751
Barclay's Bank	1	5.60%	June 2015		8,771		8,956
Barclay's Bank	1	5.55%	June 2015		5,335		5,450
Barclay's Bank	1	5.55%	June 2015		35,371		36,135
Barclay's Bank	1	5.60%	June 2015		6,717		6,861
Barclay's Bank	1	5.55%	June 2015		5,986		6,116
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.60%	June 2015		8,764		8,952
Barclay's Bank	1	5.55%	June 2015		6,870		7,018
Barclay's Bank	1	5.55%	June 2015		7,562		7,724
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.55%	June 2015		7,853		8,023
Barclay's Bank	1	5.55%	June 2015		9,855		10,068
Capmark Financial Group	1	5.50%	July 2015		6,933		7,083
Barclay's Bank	1	5.44%	Sept 2015		11,304		11,547
Merrill Lynch	1	6.29%	July 2016		9,321		9,403
Merrill Lynch	1	6.29%	July 2016		5,558		5,605
Merrill Lynch	1	6.29%	July 2016		7,802		7,871
Merrill Lynch	1	6.29%	July 2016		9,336		9,416
Wachovia Securities	43	6.29%	July 2016		494,770		499,132
Wachovia Securities	1	6.29%	July 2016		6,683		6,742
Wells Fargo / Morgan Stanley	2	6.29%	July 2016		35,357		35,669
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		6,857		6,916
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		9,762		9,845
Capmark Financial Group		—	—		—	(7)	72,246
Merrill Lynch		—	—		—	(7)	92,000
Wells Fargo		—	—		—	(7)	23,967
Wells Fargo / GE		—	—		—	(7)	186,392
Capmark Financial Group		—	—		—	(7)	10,818
Capmark Financial Group		—	—		—	(7)	9,975
Capmark Financial Group		—	—		—	(7)	12,350
Capmark Financial Group		—	—		—	(7)	10,334
Capmark Financial Group		—	—		—	(7)	22,934
Capmark Financial Group		—	—		—	(7)	11,078
Capmark Financial Group		—	—		—	(7)	11,355
Capmark Financial Group		—	—		—	(7)	13,339
Capmark Financial Group		—	—		—	(8)	58,000

	86				$1,202,817		$1,747,077

(1)
Interest rate at September 30, 2011 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
The Keybank and State Street Bank loans are a senior and a mezzanine loan, respectively, which, as of September 30, 2011 had outstanding balances of $48 million and $37 million, respectively.
(3)
Requires payments of interest only.

(4)
Requires payments of interest only until the commencement of the extension periods.

(5)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(6)
Requires payments of interest only until the commencement of the second extension period.

(7)
Loan(s) was/(were) paid off in conjunction with the IPO on May 16, 2011.

(8)
Loan was terminated in conjunction with the deed in lieu of foreclosure arrangement.

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at September 30, 2011 and December 31, 2010.

  Term Loan

        On January 14, 2011, Fund III entered into a $140.0 million unsecured term loan. Fund III agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the term loan. The term loan contains certain financial covenants related to maximum leverage ratio, minimum fixed charge coverage ratio and minimum net worth. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The term loan had an original maturity date of September 30, 2011, with two six month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00% (5.25% and zero at September 30, 2011 and December 31, 2010, respectively). For the three and nine months ended September 30, 2011, the Company incurred $1.9 million and $5.1 million of interest expense, respectively, related to the term loan. On September 30, 2011, the Company amended the term loan to extend the maturity date to November 15, 2011, with one extension to December 31, 2011, at the Company's option. On October 21, 2011, the term loan was fully repaid.

7. Long-Term Debt

  Credit Facility

        RLJ Fund II, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $100.0 million. The credit facility was collateralized by RLJ Fund II's partners' committed and uncalled capital and was guaranteed by RLJ Fund II. On May 8, 2008, RLJ Fund II terminated its credit facility.

        Borrowings under the credit facility bore interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the year ended December 31, 2008, the weighted average interest rate for borrowings under the credit facility was approximately 4.75%.

        RLJ Fund II incurred interest expense related to the credit facility of approximately $147 for the year ended December 31, 2008. Additionally, there was an unused commitment fee of 0.175% of the unused portion of the credit facility. RLJ Fund II incurred an unused commitment fee of approximately $49 for the year ended December 31, 2008.

        RLJ Fund III, through wholly-owned subsidiaries, maintains a credit facility that provides for maximum borrowings of up to $200.0 million. The credit facility is collateralized by RLJ Fund III's partners' committed and uncalled capital and is guaranteed by RLJ Fund III. The credit facility matured on January 31, 2011. Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the years ended December 31, 2010, 2009 and 2008, the weighted average interest rate for borrowings under the credit facility was approximately 1.04%, 1.01% and 3.90%, respectively.

        RLJ Fund III incurred interest expense related to the credit facility of approximately $1.0 million, $1.3 million and $533 for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, there is an unused commitment fee of 0.15% of the unused portion of the credit facility. RLJ Fund III incurred an unused commitment fee of approximately $156, $119 and $262 for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Fund III is subject to a letter of credit with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances have been drawn on this letter of credit as of December 31, 2010. Its issuance reduces the amount available on the credit facility by the entire $1.9 million value.

        At December 31, 2010 and 2009, RLJ Fund III had outstanding borrowings under the credit facility of approximately $0 and $146.0 million, respectively. At December 31, 2010 and 2009, RLJ Fund III had approximately $198.1 million and $50.4 million, respectively, available for borrowing.

  Mortgage Loans

        As of December 31, 2010 and 2009, the Company is subject to the following mortgage loans (excluding loans collateralized by properties that are held for sale):

							Principal balance at December 31,
	Number of Assets Encumbered	Interest rate at December 31, 2010(1)		Maturity Date		Prepayment Penalty
Lender							2010	2009
Capmark Financial Group	1	1.36	%(2)	July 2010		(3)	$58,000	$58,000
Keybank / State Street Bank(5)	6	5.23	%(2)	April 2011	(4)	(3)	85,000	85,000
Capmark Financial Group	1	2.01%		June 2011		(3)	72,244	74,092
Merrill Lynch	10	1.86	%(2)	July 2011		(3)	92,000	92,000
Wells Fargo	1	5.59%		Jan 2012	(4)	(3)	23,967	24,710
Wells Fargo / GE	13	5.69%		Feb 2012	(4)	(6)	186,392	199,573
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,818	12,250
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	9,975	11,400
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	12,350	13,815
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,334	11,765
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	22,934	23,330
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,078	12,530
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,355	11,560
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	13,339	14,840
Wells Fargo	1	5.50%		June 2013	(8)	(6)	60,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	40,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	31,000	—
Wells Fargo	1	4.90%		Dec 2013	(8)	(3)	150,000	—
Blackstone		10.75%		Dec 2013	(8)	(3)	50,000	—
Capmark Financial Group	1	6.12%		April 2015		(9)	4,446	4,557
Capmark Financial Group	1	5.50%		May 2015		(9)	5,123	5,260
Capmark Financial Group	1	5.55%		May 2015		(9)	11,997	12,319
Capmark Financial Group	1	5.55%		June 2015		(9)	5,205	5,344
Barclay's Bank	1	5.55%		June 2015		(9)	2,718	2,791
Barclay's Bank	1	5.55%		June 2015		(9)	4,462	4,581
Barclay's Bank	1	5.55%		June 2015		(9)	10,400	10,678
Barclay's Bank	1	5.55%		June 2015		(9)	9,282	9,530
Barclay's Bank	1	5.55%		June 2015		(9)	8,317	8,537
Barclay's Bank	1	5.60%		June 2015		(9)	5,751	5,904
Barclay's Bank	1	5.60%		June 2015		(9)	8,956	9,174
Barclay's Bank	1	5.55%		June 2015		(9)	5,450	5,595
Barclay's Bank	1	5.55%		June 2015		(9)	36,135	37,099
Barclay's Bank	1	5.60%		June 2015		(9)	6,861	7,043
Barclay's Bank	1	5.55%		June 2015		(9)	6,116	6,279
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,215
Barclay's Bank	1	5.60%		June 2015		(9)	8,952	9,189
Barclay's Bank	1	5.55%		June 2015		(9)	7,018	7,204
Barclay's Bank	1	5.55%		June 2015		(9)	7,724	7,929
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,216
Barclay's Bank	1	5.55%		June 2015		(9)	8,023	8,237
Barclay's Bank	1	5.55%		June 2015		(9)	10,068	10,336
Capmark Financial Group	1	5.50%		July 2015		(9)	7,083	7,272
Barclay's Bank	1	5.44%		Sept 2015		(9)	11,547	11,853
Merrill Lynch	1	6.29%		July 2016		(10)	9,403	9,505
Merrill Lynch	1	6.29%		July 2016		(10)	5,605	5,662
Merrill Lynch	1	6.29%		July 2016		(10)	7,871	7,956
Merrill Lynch	1	6.29%		July 2016		(10)	9,416	9,510
Wachovia Securities	43	6.29%		July 2016		(10)	499,132	504,549
Wachovia Securities	1	6.29%		July 2016		(10)	6,742	6,815
Wells Fargo / Morgan Stanley	2	6.29%		July 2016		(10)	35,669	36,056
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	6,917	6,992
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	9,849	9,956

	120						$1,747,077	$1,453,008

(1)
Interest rate at December 31, 2010 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
Requires payments of interest only.

(3)
Prepayment of this loan is not subject to a prepayment penalty.

(4)
Maturity date may be extended for one additional year at the Company's option (subject to our prior satisfaction of certain conditions, including, among others, maintenance of a specified debt service coverage ratio and advance notice of the exercise of our option).

(5)
The Keybank/State Street Bank loans are comprised of a senior and a mezzanine loan, which, as of December 31, 2010 had outstanding balances of $48 million and $37 million, respectively.

(6)
This loan is subject to a prepayment penalty in an amount calculated as a percentage of the outstanding balance at the time of such prepayment.

(7)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions, including, among others, a principal pay down for the first extension, maintenance of a specified debt service coverage ratio for the second extension, and advance notice of the exercise of the Company's option).

(8)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(9)
This loan is subject to defeasance, except during the 90 days prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

(10)
This loan is subject to defeasance, except during the three years prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

        As of December 31, 2010, future minimum principal payments on mortgage loans are as follows:

2011	$293,304
2012	294,300
2013	345,192
2014	14,896
2015	15,975
Thereafter	783,410

$1,747,077

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at December 31, 2010 and 2009.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. At December 31, 2010, the book value of the New York LaGuardia Airport Marriott equals the fair market value which is less than the mortgage loan balance.

        In March 2010, RLJ Fund II amended the Wells Fargo/GE mortgage loan secured by 13 properties, which was previously due and payable in January 2010. In conjunction with the amendment, the mortgage principal balance was paid down to $192.1 million. The amended mortgage loan is subject to a variable rate of interest, currently 5.69%, and requires monthly payments of principal and interest. Additionally, a one-time mortgage amortization payment of $2.5 million was paid in December 2010. The mortgage has a new maturity date of February 2012.

        In May 2010, RLJ Fund II restructured certain Capmark Financial Group mortgage loans secured by eight properties. In connection with the restructuring, principal was paid down by $7.5 million on these loans. The restructured loans are subject to a variable interest rate of LIBOR plus 4.00% and the original maturity dates were extended to May 2012, plus two one-year extensions are available.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

7. Income Taxes

        The Company intends to elect and qualify to be taxed as a real estate investment trust under Section 856 through 860 of the Internal Revenue Code. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that it currently distribute at least 90% of its adjusted taxable income to its owners. The Company's current intention is to adhere to these requirements and maintain the qualification for taxation as a REIT. As a REIT, the Company is not subject to federal corporate income tax on that portion of net income that is currently distributed to its owners. However, the Company's taxable REIT subsidiaries ("TRS") will generally be subject to federal, state, and local income taxes.

        The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in earnings in the period when the new rate is enacted.

        The Company had no accruals for tax uncertainties as of September 30, 2011 and December 31, 2010.

14. Income Taxes

        For federal income tax purposes, the cash distributions paid to the preferred unitholders and to the Company may be characterized as ordinary income, return of capital (generally non-taxable) or capital gains. The following characterizes partner distributions made to the Company and preferred unitholders for the years ended December 31, 2010 and 2009:

	For the Years Ended December 31,
	2010	2009
Partner distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100%	100%

Preferred distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100.0%	100%

        The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2010	2009	2008
Current:
Federal	$—	$—	$—
State	(997)	(1,801)	(883)
Deferred:
Federal	52	—	1,694
State	—	—	134

Total net deferred tax (expense) / benefit	$(945)	$(1,801)	$945

        The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010, 2009 and 2008 as a result of the following differences:

	For the Years Ended December 31,
	2010	2009	2008
Expected federal tax benefit at statutory rate	$14,897	$56,650	$11,007
Tax impact of passthrough entities	(5,850)	(5,690)	(5,578)
Tax impact of REIT election	2,162	(37,702)	1,050

Expected tax benefit at TRS	11,209	13,258	6,479
Change in valuation allowance	(12,426)	(13,589)	(5,309)
State income tax benefit (expense), net of federal tax benefit	143	(556)	(206)
Other, net	129	(914)	(19)

Income tax (expense) benefit	$(945)	$(1,801)	$945

        During 2009, the Company identified an unrecorded prior period (2007) state tax expense totaling $981 which was corrected in the 2009 Statement of Operations as an adjustment to increase current period income tax expense.

        Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	December 31,
	2010	2009
Property and equipment	$—	$(3,978)
Prepaid expenses	(794)	(531)
Accrued Interest	(5)	—

Gross deferred tax liabilities	$(799)	$(4,509)

Property and equipment	$2,070	$—
Allowance for doubtful accounts	158	50
Incentive and vacation accrual	1,189	804
Inventory basis difference	37	33
Transaction Costs	135	208
Alternative minimum tax credit carryforward	26	78
Net operating loss carryforwards	28,507	22,232
Valuation allowance	(31,323)	(18,896)

Gross deferred tax assets	$799	$4,509

        The Company recorded a valuation allowance of approximately $31.3 million and $18.9 million related to its net operating loss, or NOL, carryforwards and other deferred tax assets at December 31, 2010 and 2009, respectively, as the Company believed it was more likely than not that it would not realize the benefits associated with these NOLs and other deferred tax assets. The ability to carry forward the NOLs of approximately $28.5 million will begin to expire in 2026, if not utilized by then. If the Company's TRS entities were to experience a change in control as defined in Section 382 of the Code, the TRS's ability to utilize NOLs in the years after the change in control would be limited.

        The net current and non-current components of deferred income taxes included in the combined consolidated balance sheets are as follows:

	December 31,
	2010	2009
Current net deferred tax assets	$—	$—
Current net deferred tax liabilities	(799)	(4,509)
Non-current net deferred tax assets	799	4,509
Non-current net deferred tax liabilities	—	—

Net deferred tax liability	$—	$—

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

8. Commitments and Contingencies

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 2.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of September 30, 2011 and December 31, 2010, approximately $89.6 million and $70.5 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

8. Commitments and Contingencies

  Ground Leases

        The Louisville Marriott Downtown is subject to a ground lease with an initial term extending out to 2053. The ground lease may be extended for up to four additional twenty-five year terms at RLJ Fund II's option. The annual ground rent is one dollar; however, the property is subject to an annual profit participation payment based on net income as calculated based on the terms of the ground lease. As of both December 31, 2010 and 2009, no liability was incurred for profit participation.

        The Courtyard Austin Downtown/Convention Center and Residence Inn Austin Downtown/Convention Center are subject to a ground lease with a term extending to 2100. The annual ground rent is $400; however, the properties are subject to an annual profit participation payment based on gross revenue as calculated based on the terms of the ground lease. For the years ended December, 31, 2010, 2009 and 2008, approximately $176, $230 and $202, respectively, had been incurred for profit participation.

        The Hilton Garden Inn Bloomington is subject to a ground lease with an initial term extending to 2053. The ground lease automatically extends for up to five additional ten-year terms unless certain conditions are met. A de minimus minimum rent payment is to be paid in ten equal annual installments commencing with the twentieth anniversary of the leases' inception. No other payments are required under the terms of the ground lease.

        The Hilton Garden Inn Bloomington is subject to an agreement to lease parking spaces with an initial term extending to 2033. The agreement to lease parking spaces may be extended if certain events occur. The agreement provides for a monthly rental payment based on city ordinance rates (at December 31, 2010 and 2009 the rate was de minimis) and the number of parking spaces reserved for the exclusive use of the hotel, plus amounts based on actual usage in excess of the reserved spaces. For the years ended December 31, 2010 and 2009, approximately $110 and $108 of rent was paid.

        The Hampton Inn Garden City is subject to a ground lease with an initial term extending to 2016. The lease is associated with an agreement for payment in lieu of taxes and will revert to fee simple ownership at the end of the ground lease. A de minimus rent payment is to be paid annually. In addition, an annual compliance fee of $1 is required under the terms of the ground lease.

  Restricted Cash Reserves

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 1.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of December 31, 2010 and 2009, approximately $65.9 million and $52.9 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

        As of December 31, 2010, the New York LaGuardia Airport Marriott was in default on its mortgage loan. Under the terms of the mortgage loan, the lender receives the monthly net cash from operations from the hotel. As of December 31, 2010, approximately $4.6 million in cash was held by the lender.

  Management Agreements

        As of December 31, 2010, all of the Company's hotel properties are operated pursuant to long-term agreements with terms ranging from 3 to 60 years, with fourteen management companies, including Aimbridge Hospitality (two hotels), Concord Hospitality Enterprises Company (one hotel), Crescent Hotels and Resorts (two hotels), Crestline Hotels (one hotel), Embassy Suites Management (three hotels), Highgate Hotels (three hotel), Interstate Hotels (six hotels), K Partners Hospitality (one hotel) Marriott International (five hotels), Noble (one hotel), Stonebridge Realty Advisors, Inc. (one hotel), Urgo Hotels (two hotels) and WLS (104 hotels). Each management company receives a base management fee generally between 2.0% and 7.0% of hotel revenues. The management companies are also eligible to receive an incentive management fee if hotel operating income, as defined in the management agreements, exceeds certain thresholds. The incentive management fee is generally calculated as a percentage of hotel operating income after the Company has received a priority return on their investment in the hotel.

        For years ended December 31, 2010, 2009 and 2008, the Company incurred management fee expense, including amortization of deferred management fees, of approximately $19.1 million, $17.2 million and $21.4 million (excluding discontinued operations), respectively.

  Franchise Agreements

        As of December 31, 2010, 125 of the Company's hotel properties are operated under franchise agreements with terms ranging from 5 to 34 years. The management agreements for these hotels allow the properties to operate under the respective brands. Pursuant to the franchise agreements, the Company pays a royalty fee, generally between 2.0% and 6.0% of room revenue, plus additional fees for marketing, central reservation systems and other franchisor costs that amount to between 0.4% and 4.3% of room revenue. Certain hotels are also charged a royalty fee of between 2.0% and 3.0% of food and beverage revenues. For the years ended December 31, 2010, 2009 and 2008, the Company incurred franchise fee expense of approximately $33.0 million, $28.8 million and $31.9 million (excluding discontinued operations), respectively.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

  Purchase Agreements

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Embassy Suites Columbus from 2700 Corporate Exchange Drive Holdings, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 11, 2011, and received its $250 deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Renaissance Pittsburgh from Fulton Hotel Developer, LLLP. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 12, 2011, and received its $2.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase a portfolio of four hotels from LSREF Peach Investments, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $4.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Wyndham Raleigh Durham and the Wyndham Pittsburgh University from W2001 Eastern Hotel Realty. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $2.0 million deposit as a credit at closing.

        RLJ Fund III, through wholly-owned subsidiaries, is subject to a security deposit agreement with the Federal Deposit Insurance Corporation (the "FDIC") for the opportunity to pursue properties seized by the government. If RLJ Fund III breaches the confidentiality agreement, it may forfeit its deposit. The agreement requires a $250 deposit which is available to be refunded at RLJ Fund III's request to terminate, or if granted by the FDIC even with breach of confidentiality.

Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity
Equity

9. Equity

  Common Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 100,000 common shares. At formation, the Company issued to each of its two initial shareholders 500 common shares at $1 per share, which shares were subsequently redeemed. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 450,000,000 common shares.

        On May 16, 2011, RLJ Lodging Trust completed its IPO and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts, were approximately $464.1 million. The Company used the net proceeds from the IPO and cash on hand to repay approximately $472.6 million of secured indebtedness. The Company recorded costs incurred in connection with the IPO as a reduction of additional paid-in capital in shareholders' equity. Costs incurred in connection with the formation transactions for the transfer and assumption of indebtedness and other contractual obligations of the RLJ Predecessor were expensed as incurred and are included in IPO costs. In connection with the formation transactions, the Company issued 73,605,951 common shares of beneficial interest as consideration to certain entities for their interest in certain entities that merged with and into the Company or the Company's subsidiaries in the formation transactions.

        On May 16, 2011, the Company granted 1,075,000 restricted common shares of beneficial interest to certain executives and employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On May 16, 2011, the Company granted 20,830 restricted common shares of beneficial interest to certain members of the Board of Trustees. The shares vest ratably over 4 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares of beneficial interest, $0.01 par value per share, at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. The Company received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. The Company holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with its intention to qualify as a REIT.

        On June 17, 2011, the Company granted 25,000 restricted common shares of beneficial interest to certain employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 17, 2011, the Company's Board of Trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on or about July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend was prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 30, 2011, the Company granted an aggregate of 2,302 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

        On August 16, 2011, the Company acquired 23,614 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 14, 2011, 3,000 restricted common shares of beneficial interest previously issued under the 2011 Plan were forfeited as a result of the recipient of the granted unvested common shares of beneficial interest leaving the Company.

        On September 16, 2011, the Company acquired 534 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 19, 2011, the Company's Board of Trustees declared a cash dividend of $0.15 per common share of beneficial interest, payable on or about October 17, 2011 to shareholders of record as of September 30, 2011.

        On September 30, the Company granted an aggregate of 3,132 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

  Preferred Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 10,000 preferred shares. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 50,000,000 preferred shares. As of September 30, 2011 and December 31, 2010, respectively, there were no preferred shares of beneficial interest outstanding.

  Noncontrolling Interest in Joint Venture

        As of September 30, 2011, the Company consolidates DBT Met Hotel Venture, LP, a majority-owned limited partnership that has a third-party partner that owns a noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest in joint venture on the balance sheet.

  Noncontrolling Interest in Operating Partnership

        The Company consolidates its Operating Partnership, a majority owned limited partnership that has a noncontrolling ownership interest and is included in noncontrolling interest in Operating Partnership on the balance sheet. As of September 30, 2011, the Operating Partnership had 107,194,067 OP units outstanding, of which 99.2% were owned by the Company and its subsidiaries and 0.8% were owned by other limited partners.

        The outstanding OP units held by limited partners are redeemable for cash, or at the option of the Company, for a like number of common shares of beneficial interest of the Company.

  Partners' Capital

        As of May 16, 2011, the Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.9 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments had been committed as of May 16, 2011. As of May 16, 2011, Fund II had made distributions of approximately $162.0 million, in aggregate, including approximately $26.5 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners. On May 16, 2011, Fund II was merged into the Company.

        As of May 16, 2011, the Fund III partners had made aggregate capital contributions of approximately $917.3 million. In addition, $50.1 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund III General Partner. Accordingly, 81.2% of total capital commitments had been deployed as of May 16, 2011. As of May 16, 2011, Fund III had made no distributions, except for advisory fees (see Note 14). On May 16, 2011, Fund III was merged into the Company.

        On May 16, 2011, in conjunction with the IPO, the partners of Fund II and Fund III received 73,605,951 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for a total gross amount of $1,324.9 million, in exchange for their partnership interests in Fund II and Fund III.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by the limited liability company agreement of RLJ Development, dated December 19, 2000 and amended January 1, 2002 (the "Operating Agreement"). Each Member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Member holds a 75% ownership interest and the two Class B Members hold a total interest of 25%. The Class A Member has made capital contributions totaling $115.3 million, none of which were contributed during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010. The Class B Members were not required to make, nor have they made any, capital contributions during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010.

        On May 16, 2011, in conjunction with the IPO, the Members of RLJ Development received 894,000 OP Units, at $18.00 per unit, for a total gross amount of $16.1 million, in exchange for their contribution to the Operating Partnership of substantially all of the assets and liabilities of RLJ Development.

  Preferred Distributions

        Fund II, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund II unitholders interests in Fund II were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $12,000.

        Fund III, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund III unitholders interests in Fund III were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $24,000.

9. Owners' Equity

  Partners' Capital

        As of December 31, 2010, the RLJ Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.8 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments have been committed as of December 31, 2010. As of December 31, 2010, RLJ Fund II had made distributions of approximately $150.1 million, in aggregate, including approximately $23.2 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners.

        As of December 31, 2010, the RLJ Fund III partners had made aggregate capital contributions of approximately $807.0 million. In addition, $47.6 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund III General Partner. Accordingly, 71.7% of total capital commitments have been deployed as of December 31, 2010. As of December 31, 2010, RLJ Fund III had made no distributions.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by its limited liability company agreement of RLJ Development dated December 19, 2000, and amended January 1, 2002 (the "Operating Agreement"). Each member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Members hold a 75% ownership interest and the two Class B members hold a total interest of 25%. The Class A Members have made capital contributions totalling $115.3 million none of which were contributed during the years ended December 31, 2010 and 2009. The Class B Members were not required to make, nor have they made any, capital contributions during the years ended December 31, 2010 and 2009.

  Series A Preferred Units

        On October 24, 2006, the Fund II Investment REITs (through the Fund II Initial REIT and the Fund II Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Initial REIT and the Fund II Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2011, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund II Investment REITs raised aggregate net proceeds of approximately $189.

        On December 17, 2007, the Fund III Investment REITs (through the Fund III Initial REIT and the Fund III Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Fund III Initial REIT and the Fund III Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2012, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund III Investment REITs raised aggregate net proceeds of approximately $190.

        As of December 31, 2010, an aggregate of approximately $131 had been distributed to Fund II preferred unitholders.

        As of December 31, 2010, an aggregate of approximately $93 had been distributed to Fund III preferred unitholders.

Equity Incentive Plan	9 Months Ended
Sep. 30, 2011
Equity Incentive Plan
Equity Incentive Plan

10. Equity Incentive Plan

        The Company may issue equity-based awards to officers, employees, non-employee trustees and other eligible persons under the 2011 Plan. The 2011 Plan provides for a maximum of 5,000,000 common shares of beneficial interest to be issued in the form of share options, share appreciation rights, restricted share awards, unrestricted share awards, share units, dividend equivalent rights, long-term incentive units, other equity-based awards and cash bonus awards. In addition, the maximum number of common shares subject to awards of any combination that may be granted under the 2011 Plan during any calendar year to any one individual is limited to 1,000,000 shares. The exercise price of share options is determined by the Board of Trustees, but may not be less than 100% of the fair market value of the common shares on the date of grant. For grantees that own greater than ten percent of the total combined voting power of all classes of outstanding voting securities of the Company, the exercise price of share options may not be less than 110% of the fair market value of the common shares on the date of grant. The fair market value for all other types of share awards is determined by the closing price on the date of grant. As of September 30, 2011, there were 3,876,736 common shares available for future grant under the 2011 Plan.

  Non-vested Restricted Share Awards

        From time to time, the Company may award non-vested shares under the 2011 Plan, as compensation to officers, employees and non-employee trustees. The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of issuance, adjusted for forfeitures.

        A summary of the non-vested shares as of September 30, 2011 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	1,120,830	17.93
Vested	(73,771)	17.93
Forfeited	(3,000)	17.53

Unvested at September 30, 2011	1,044,059	$17.93

        For the three and nine months ended September 30, 2011, the Company recognized approximately $1.3 million and $2.0 million, respectively, of share-based compensation expense related to these restricted share awards. As of September 30, 2011, there was $18.1 million of total unrecognized compensation costs related to non-vested share awards. As of September 30, 2011, these costs were expected to be primarily recognized over a weighted-average period of 3.6 years. The total fair value of shares vested (calculated as number of shares multiplied by vesting date share price) during both the three and nine months ended September 30, 2011 was approximately $1.3 million.

Earnings per Common Share	9 Months Ended
Sep. 30, 2011
Earnings per Common Share
Earnings per Common Share

11. Earnings per Common Share

        The limited partners' outstanding limited partnership units in the Operating Partnership (which may be redeemed for common shares of beneficial interest under certain circumstances) have been excluded from the diluted earnings per share calculation as there was no effect on the amounts for the three and nine months ended September 30, 2011, since the limited partners' share of income would also be added back to net income. Any anti-dilutive shares have been excluded from the diluted earnings per share calculation. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and are included in the computation of earnings per share pursuant to the two-class method. Accordingly, distributed and undistributed earnings attributable to unvested restricted shares (participating securities) have been excluded, as applicable, from net income or loss attributable to common shareholders utilized in the basic and diluted earnings per share calculations. Net income or loss figures are presented net of noncontrolling interests in the earnings per share calculations. The weighted average number of OP units held by the noncontrolling interest was 894,000 for both the three and nine months ended September 30, 2011.

        For the three and nine months ended September 30, 2011, diluted weighted average common shares do not include the impact of unvested compensation-related shares because the effect of these items on diluted earnings per share would be anti-dilutive. For the three and nine months ended September 30, 2011, there were 1,044,059 anti-dilutive compensation-related shares outstanding.

        The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share data):

	For the three months ended,	For the nine months ended,
	September 30, 2011
Numerator:
Net income (loss) attributable to common shareholders before discontinued operations	$8,349	$(9,219)
Add: Income from discontinued operations	22,970	21,838

Net income attributable to common shareholders	31,319	12,619
Less: Dividends paid on unvested restricted shares	(157)	(247)

Net income attributable to common shareholders excluding amounts attributable to unvested restricted shares	$31,162	$12,372

Denominator:
Weighted-average number of common shares—basic	105,228,305	89,316,830
Unvested restricted shares(1)	—	—

Weighted-average number of common shares—diluted	105,228,305	89,316,830

Net income (loss) per share attributable to common shareholders before discontinued operations—basic and diluted	$0.08	$(0.10)
Discontinued operations	0.22	0.24

Net income per share attributable to common shareholders—basic and diluted	$0.30	$0.14

(1)
Anti-dilutive for all periods presented.

        Unvested restricted shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per share. For the three months and nine months ended September 30, 2011, no earnings representing nonforfeitable dividends were allocated to the unvested restricted shares issued, because those shares were anti-dilutive for both periods.

Financial Instruments: Derivatives and Hedging	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Instruments: Derivatives and Hedging
Financial Instruments: Derivatives and Hedging

12. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive loss with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period. As of both September 30, 2011 and December 31, 2010, approximately 25.0% of the Company's borrowings were subject to variable rates, after taking into consideration the effect of interest rate swaps and caps.

        As of September 30, 2011 and December 31, 2010, the Company has entered into the following interest rate swaps and caps (in thousands):

	Notional value at					Fair value at
Hedge type	September 30, 2011		December 31, 2010	Hedge interest rate	Maturity	September 30, 2011	December 31, 2010
Swap-cash flow	$—		$28,269	3.09%	1/22/2011	$—	$(120)
Swap-cash flow	—		8,732	3.45%	4/30/2011	—	(114)
Interest rate cap	—		73,168	5.00%	6/9/2011	—	—
Interest rate cap	—	(1)	60,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Swap-cash flow	—	(1)	11,418	3.33%	9/22/2011	—	(266)
Swap-cash flow	—		85,000	3.33%	9/22/2011	—	(2,095)
Interest rate cap	48,000		48,000	6.00%	4/9/2012	—	—
Interest rate cap	37,000		37,000	6.00%	4/9/2012	—	—
Interest rate cap	60,000		60,000	5.00%	6/29/2012	1	18
Interest rate cap	50,000		50,000	3.50%	12/23/2012	6	71
Swap-cash flow	150,000		150,000	1.15%	12/23/2012	(1,497)	(1,384)
Swap-cash flow	40,000		40,000	1.00%	10/6/2013	(471)	39
Swap-cash flow	31,000		31,000	1.00%	10/6/2013	(365)	31

	$416,000		$714,587			$(2,326)	$(3,820)

(1)
Interest rate swap was terminated in conjunction with the IPO on May 16, 2011.

        As of September 30, 2011 and December 31, 2010, there was approximately $2.3 million and $3.8 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of shareholders' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the three and nine months ended September 30, 2010 approximately $16,000 and $58,000, respectively, in unrealized gains were recognized in earnings related to hedges that were ineffective in offsetting variable cash flows. There were no ineffective hedges during the three and nine months ended September 30, 2011.

10. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive income (loss) with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period.

        As of December 31, 2010 and 2009, the Company has entered into the following interest rate swaps and caps:

	Notional value at December 31,				Fair value at December 31,
			Swap interest rate
Hedge type	2010	2009		Maturity	2010	2009
Swap-cash flow	$—	$33,919	5.10%	1/19/2010	$—	$(151)
Swap-cash flow	—	12,250	5.09%	5/17/2010	—	(274)
Swap-cash flow	—	58,000	5.08%	6/13/2010	—	(1,504)
Swap-cash flow	—	11,400	5.33%	6/21/2010	—	(322)
Interest rate cap	—	75,000	5.00%	6/23/2010	—	—
Swap-cash flow	—	13,815	5.33%	6/27/2010	—	(403)
Swap-cash flow	—	11,765	5.33%	6/27/2010	—	(343)
Interest rate cap	—	60,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Swap-cash flow	—	23,330	5.33%	7/15/2010	—	(733)
Swap-cash flow	—	11,418	5.49%	7/18/2010	—	(377)
Swap-cash flow	—	12,090	5.49%	7/18/2010	—	(399)
Swap-cash flow	—	12,530	4.94%	8/2/2010	—	(391)
Swap-cash flow	—	19,903	4.94%	8/23/2010	—	(670)
Swap-cash flow	—	11,560	4.94%	8/30/2010	—	(398)
Swap-cash flow	—	40,300	4.77%	10/3/2010	—	(1,491)
Swap-cash flow	—	24,852	4.77%	10/3/2010	—	(920)
Swap-cash flow	—	14,839	4.76%	10/15/2010	—	(565)
Swap-cash flow	—	12,090	4.72%	11/30/2010	—	(513)
Swap-cash flow	—	10,075	4.72%	11/30/2010	—	(427)
Swap-cash flow	28,269	28,269	3.09%	1/22/2011	(120)	(811)
Interest rate cap	48,000	48,000	6.00%	4/9/2011	—	—
Interest rate cap	37,000	37,000	6.00%	4/9/2011	—	—
Swap-cash flow	8,732	8,732	3.45%	4/30/2011	(114)	(328)
Interest rate cap	73,168	—	5.00%	6/9/2011	—	—
Interest rate cap	60,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Swap-cash flow	11,418	11,418	3.33%	9/22/2011	(266)	(449)
Swap-cash flow	85,000	85,000	3.33%	9/22/2011	(2,095)	(3,460)
Interest rate cap	60,000	—	5.00%	6/29/2012	18	—
Interest rate cap	50,000	—	3.50%	12/23/2012	71	—
Swap-cash flow	150,000	—	1.15%	12/23/2012	(1,384)	—
Swap-cash flow	40,000	—	1.00%	10/6/2013	39	—
Swap-cash flow	31,000	—	1.00%	10/6/2013	31	—

	$714,587	$719,555			$(3,820)	$(14,929)

        As of December 31, 2010 and 2009, there was approximately $3.8 million and $14.9 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of owners' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the years ended December 31, 2010, 2009 and 2008 there was approximately $58, $150 and $373, respectively, in unrealized gains recognized in earnings related to hedges that were ineffective in offsetting variable cash flows.

        Over time, the unrealized gains reported in accumulated other comprehensive loss will be reclassified to interest income. The unrealized gains are reclassified to earnings during the same period the associated hedged items are also recognized in earnings. For the years ended December 31, 2010, 2009 and 2008, the Company reclassified approximately $58, $150 and $373, respectively, of accumulated other comprehensive loss to earnings as interest income in conjunction with interest rate swaps. As of December 31, 2010, there were no ineffective hedges. The Company does not anticipate reclassifying any unrealized gains to interest income over the next twelve months.

Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value
Fair Value

13. Fair Value

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

  •
  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

  •
  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The fair value estimated at both September 30, 2011 and December 31, 2010 was $22.1 million.

  •
  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 12 to these financial statements.

  •
  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.
  •
  Fixed rate mortgage notes payable—The fair value estimated at September 30, 2011 and December 31, 2010 of $777.5 million and $796.5 million, respectively, is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Fair Value Measurement

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

  •
  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

  •
  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

  •
  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 (in thousands).

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(2,326)	$—	$(2,326)

Total	$—	$(2,326)	$—	$(2,326)

        The fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of September 30, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company's derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

11. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

  •
  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

  •
  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

  •
  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010.

	Fair Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(3,820)	$—	$(3,820)

Total	$—	$(3,820)	$—	$(3,820)

        Consistent with the prior year, the fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of December 31, 2010, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

        For purposes of determining impairment charges in 2009 and 2008, investments in hotel properties were valued using third-party appraisals. These appraisals include various valuation techniques that require inputs that are both observable and unobservable. Inputs used to value the hotel properties include discount and capitalization rates and sales comparables where available and appropriate. These valuations are generally classified within Level 3 of the valuation hierarchy.

Advisory Fees	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Advisory Fees
Advisory Fees

14. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.2 million, respectively and for the three and nine months ended September 30, 2010, were approximately $2.2 million and $6.5 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of Fund III. Total advisory fees due to the Fund III General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.8 million, respectively and for the three and nine months ended September 30, 2010, were approximately $3.4 million and $10.3 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with Fund II and Fund III and after elimination entries, the actual expenses associated with operating Fund II and Fund III have been reflected in these financial statements. Upon completion of the IPO and related formation transactions, the advisory fee obligations of the limited partners ceased to exist.

12. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $8.6 million, $8.6 million and $8.2 million, respectively. As of December 31, 2010, 2009 and 2008 all advisory fees due had been paid.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund III. Total advisory fees due to the General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $13.7 million, per year. As of December 31, 2010, 2009 and 2008, all advisory fees had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with RLJ Fund II and RLJ Fund III and after elimination entries, the actual expenses associated with operating RLJ Fund II and RLJ Fund III have been reflected in these financial statements.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

        The RLJ Predecessor paid monthly fees for management advisory services to the managing member of RLJ Development, which are included in general and administrative expense. Such fees amounted to zero and $0.9 million for the three and nine months ended September 30, 2011, respectively and $0.5 million and $1.7 million for the three and nine months ended September 30, 2010, respectively. Upon completion of the IPO and related formation transactions, the management fee obligation of the RLJ Predecessor ceased to exist.

        RLJ Companies LLC and its affiliates, a related party, periodically provide services or pay certain amounts on the Company's behalf. At September 30, 2011 and December 31, 2010, there was approximately $35,000 and $0.1 million due to RLJ Companies, LLC, which was included in accounts payable and accrued expenses.

        The RLJ Predecessor paid certain costs on behalf of RLJ Development (Mexico), LLC, a related party through common-ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the RLJ Predecessor's behalf. At December 31, 2010, the amounts due from RLJ Development (Mexico), LLC were $0.7 million which were included in prepaid and other assets. The Company did not have any amount due from or payable to RLJ Development (Mexico), LLC at September 30, 2011.

        For the three and nine months ended September 30, 2011, the Company made charitable contributions to various foundations and charitable organizations totaling $27,000 and $0.2 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2011, zero and $25,000 respectively, of these charitable contributions were directed by related parties. For the three and nine months ended September 30, 2010, the Company made charitable contributions to various foundations and charitable organizations totaling $0.1 million and $0.3 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2010, $5,000 and $55,000, respectively, of these contributions were directed by related parties.

13. Related Party Transactions

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund II, through wholly owned subsidiaries, incurred management and franchise fees of approximately $1.0 million, $1.0 million and $2.6 million, respectively, to affiliates of Marriott International, a related party through its limited partnership interests in RLJ Fund II and RLJ Fund III. As of both December 31, 2010 and 2009, RLJ Fund II had no management and franchise fees payable to affiliates of Marriott International.

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund III, through wholly-owned subsidiaries, incurred management and franchise fees of approximately $103, $0 and $0, respectively, to affiliates of Marriott International, a related party through its limited partnership interest in RLJ Fund III. As of December 31, 2010 and 2009, RLJ Fund III had no management and franchise fees payable to affiliates of Marriott International.

        For the year ended December 31, 2010, RLJ Fund III, through wholly owned subsidiaries, incurred management fees of approximately $966, to affiliates of Highgate Hotels, a related party. As of December 31, 2010, RLJ Fund III had $177 of management fees payable to affiliates of Highgate Hotels.

        In 2009, the Fund III Master Company borrowed from the credit facility (see Note 7) to advance approximately $10.3 million to the General Partner of RLJ Fund III, creating a receivable of $10.3 million at December 31, 2009 from the Fund III General Partner at the Master Company. The receivable was paid in full in January 2010.

        The Company pays monthly fees for management advisory services to the managing member of RLJ Development. Such fees amounted to $2.3 million, $1.8 million and $1.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Companies LLC, a related party, periodically pays certain amounts on the Company's behalf. As of December 31, 2010 and 2009, amounts due to RLJ Companies LLC totaled $61 and $39, respectively.

        During 2010 and 2009, the Company paid certain costs on the behalf of RLJ Development (Mexico), LLC, a related party through common ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the Company's behalf. At December 31, 2009 and 2008, the amounts due from RLJ Development (Mexico), LLC were $684 and $481, respectively.

        During 2010 and 2009, the Company made charitable contributions totaling $320 and $326, respectively, which are included in general and administrative expense. These charitable contributions were paid to various foundations and charitable organizations, of which $55 and $105, respectively, were directed by related parties.

Supplemental Information to Statements of Cash Flows (in thousands)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Information to Statements of Cash Flows (in thousands)
Supplemental Information to Statements of Cash Flows (in thousands)

16. Supplemental Information to Statements of Cash Flows (in thousands)

	For the nine months ended September 30,
	2011	2010
Interest paid	$71,995	$63,575

Income taxes paid	$1,799	$(178)

Supplemental investing and financing transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$204,588	$310,409
Accounts receivable	457	118
Other assets	862	1,344
Advance deposits	(368)	(624)
Accounts payable and accrued expenses	(2,209)	(1,038)
Application of purchase deposit	(8,500)	—

Acquisition of hotel properties	$194,830	$310,209

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$(31,534)	$(49,406)
Other assets	(8,006)	—
Other liabilities	5,056	—
Gain on sale of property	—	(23,711)
Gain on extinguishment of indebtedness	(23,516)	—
Forgiveness of indebtedness	58,000	—

Disposition of hotel properties	$—	$(73,117)

Supplemental non-cash transactions:
Change in fair market value of interest rate swaps	$1,494	$10,745

Distributions payable	$16,079	$—

Preferred distributions payable	$47	$16

17. Supplemental Information to Statement of Cash Flows

	For the years ended December 31,
	2010	2009	2008
Interest paid	$83,670	$87,761	$95,595

Income taxes paid	$1,934	$1,814	$975

Supplemental non-cash transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$833,080	$145,519	$173,649
Assumption of loans	—	—	(85,000)
Accounts receivable	878	11	292
Other assets	6,942	170	712
Advance deposits	(624)	(134)	(141)
Non-controlling interest	(7,836)	—	—
Accounts payable and accrued expenses	(3,568)	(251)	(1,666)

Acquisition of hotel properties	$828,872	$145,315	$87,846

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$49,452	$—	$—
Other assets	286	—	—
Other liabilities	(701)	—	—
Gain on sale of property	23,710	—	—

Disposition of hotel properties	$72,747	$—	$—

Change in fair market value of interest rate swaps	$11,109	$17,354	$(17,294)

Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
4. Subsequent Events The Company has evaluated all subsequent events through the date the balance sheet was issued, and no additional matters have come to its attention.

17. Subsequent Events

        On October 14, 2011, the Company paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, the Company, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds to the Company $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. The Company utilized $140.0 million of the proceeds from these new loans to fully repay the Company's unsecured term loan (See Note 6).

        On October 27, 2011, the Company, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, the Company elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. The Company will work with the lenders to negotiate a deed in lieu of foreclosure process.

18. Subsequent Events

        On January 5, 2011, RLJ Fund III issued a capital call notice to partners, calling an aggregate contribution of approximately $67.9 million, including approximately $2.5 million of advisory fees payable to the General Partner.

        On January 11, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 221-room Embassy Suites Columbus hotel for a purchase price of approximately $9.6 million. The hotel is located in Columbus, Ohio. Crescent Hotels and Resorts was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 12, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 300-room Renaissance Pittsburgh Hotel for a purchase price of approximately $47.3 million. The hotel is located in Pittsburgh, Pennsylvania. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 14, 2011, RLJ Fund III entered into a $140 million unsecured term loan. RLJ Fund III has agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the credit facility. The credit facility has an original maturity date of September 30, 2011, with two six-month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00%.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 181-room Courtyard Atlanta Buckhead hotel for a purchase price of approximately $27.0 million. The hotel is located in Atlanta, Georgia. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 152-room Doubletree Hotel Columbia for a purchase price of approximately $10.5 million. The hotel is located in Columbia, Maryland. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 238-room Denver Airport Marriott at Gateway Park hotel for a purchase price of approximately $46.0 million. The hotel is located in Denver, Colorado. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 219-room Crowne Plaza Hotel West Palm Beach for a purchase price of approximately $16.0 million. The hotel is located in West Palm Beach, Florida. Windsor Capital Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Wyndham Raleigh Durham-Research Triangle Park hotel for a purchase price of approximately $7.0 million. The hotel is located in Durham, North Carolina. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 198-room Wyndham Pittsburgh hotel for a purchase price of approximately $21.3 million. The hotel is located in Pittsburgh, Pennsylvania. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On March 14, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Hampton Inn Houston—Near the Galleria for a purchase price of approximately $20.3 million. The hotel is located in Houston, Texas. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by capital contributions.

        The following unaudited pro forma financial information presents the results of operations as if the 2011 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2010.

For the Year Ended December 31, 2010
Revenue	$620,991
Net income (loss)	(15,491)

        The preliminary allocation of purchase price for the hotel properties acquired was as follows:

December 31, 2010
Land and land improvements	$31,846
Buildings and improvements	189,385
Furniture, fixtures and equipment	25,080
Intangibles	559

Allocated purchase price	$246,870

        The Company has evaluated all subsequent events through the date the financial statements were issued, and no additional matters have come to our attention.

Combined Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Feb. 01, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Cash	$ 368,461,000	$ 1,000	$ 267,454,000	$ 160,273,000	$ 151,382,000	$ 156,181,000	$ 83,897,000
Total assets	3,298,630,000	1,000	3,045,824,000		2,202,865,000
Shareholders' Equity
Common shares	1,063,000	10
Additional paid-in-capital	1,835,041,000	990
Total shareholders' equity	$ 1,834,359,000	$ 1,000

Combined Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Feb. 01, 2011	Dec. 31, 2010
Combined Consolidated Balance Sheets
Common shares par value	$ 0.01	$ 0.01	$ 0.01
Common shares authorized	450,000,000	100,000
Common shares issued	106,300,067	1,000	0
Common shares outstanding		1,000	0

Organization	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust on January 31, 2011. The Company intends to file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed initial public offering (the "Offering") of its common shares of beneficial interest. The Company intends to contribute proceeds from the Offering to RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for partnership interests. The Operating Partnership will hold substantially all of the Company's assets and conduct substantially all of its business. The Company is self-advised and self-administered and was organized to invest primarily in premium-branded, focused-service and compact full-service hotels. The Company intends to elect and qualify to be taxed as a real estate investment trust ("REIT"), for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        The Company has no assets other than cash and has not yet commenced operations.

        Upon completion of the Offering and related formation transactions, the Company will succeed to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"). RLJ Development, Fund II and Fund III are entities under common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the Offering and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III will receive common shares and will be equity owners of the Company.

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust ("REIT") on January 31, 2011. The Company is a self-advised and self-administered REIT that invests primarily in premium-branded, focused-service and compact full-service hotels. The Company completed the initial public offering of its common shares of beneficial interest (the "IPO") on May 16, 2011. The IPO resulted in the sale of 27,500,000 common shares at a price per share of $18.00 and generated gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts in connection with the IPO, were approximately $464.1 million. On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the underwriters' overallotment option (the "Overallotment"), generating gross proceeds of approximately $73.7 million. The Company received aggregate proceeds, net of underwriters' discounts, in connection with the Overallotment of approximately $69.1 million. Subsequent to the IPO, the Company contributed the net proceeds from the IPO, including proceeds received from the Overallotment, to the Company's operating partnership, RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for units of limited partnership interest in the Operating Partnership ("OP Units"). The Operating Partnership holds substantially all of the Company's assets and conducts substantially all of its business. Upon completion of the IPO, the Company owned approximately 99.1% of the aggregate OP units. The Company intends to elect and qualify to be taxed as a REIT, for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        Upon completion of the IPO and related formation transactions, the Company succeeded to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), and the lodging assets of RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"), which collectively comprise the Company's predecessor (the "RLJ Predecessor"). Accordingly, the RLJ Predecessor was not a separate legal entity. RLJ Development, Fund II and Fund III were entities under the common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the IPO and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III received common shares or OP units, as applicable, as consideration for their respective interests in RLJ Development, Fund II and Fund III, and as a result became equity owners of the Company and/or the Operating Partnership, as applicable. The formation transactions, including the consideration received by the owners of RLJ Development, Fund II and Fund III, are described in greater detail in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the Securities and Exchange Commission (the "SEC").

        Due to the timing of the IPO and the formation transactions, the Company's financial condition as of December 31, 2010 and results of operations for the three and nine months ended September 30, 2010 reflect the financial condition and results of operations of the RLJ Predecessor. The Company's results of operations for the nine months ended September 30, 2011 reflect the financial condition and results of operations of the RLJ Predecessor together with the Company, while the financial condition as of September 30, 2011 reflects solely the Company.

        Substantially all of the Company's assets are held by, and all of its operations are conducted through, the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Company owned, through a combination of direct and indirect interests, 99.2% of the OP units at September 30, 2011. See Note 9 for additional disclosures on OP units.

        As of September 30, 2011, the Company owned interests in 140 hotels with 20,488 rooms located in 19 states and the District of Columbia. The Company owned interests in land parcels located adjacent to certain hotels. The Company, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans secured by hotels. The Company, through wholly-owned subsidiaries, owned a 100% interest in all of its assets, with the exception of the Doubletree Metropolitan Hotel New York City, in which the Company, through wholly-owned subsidiaries, owned a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. An independent hotel operator manages each hotel.

1. Organization

        RLJ Lodging Fund II ("RLJ Fund II") comprises RLJ Lodging Fund II, L.P. (the "Initial Fund II") and RLJ Lodging Fund II (P.F. #1), L.P. (the "Parallel Fund II"), which were formed in the state of Delaware on February 17, 2006 and April 5, 2006, respectively. The general partner of RLJ Fund II is RLJ Capital Partners II, LLC (the "Fund II General Partner"), a Delaware limited liability company. RLJ Fund II will continue until September 15, 2014 unless sooner dissolved pursuant to the terms of the RLJ Fund II limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund II General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Real Estate Fund III ("RLJ Fund III") comprises RLJ Real Estate Fund III, L.P. (the "Initial Fund III") and RLJ Real Estate Fund III (P.F. #1), L.P. (the "Parallel Fund III"), which were formed in the state of Delaware on June 18, 2007 and July 19, 2007, respectively. The general partner of RLJ Fund III is RLJ Capital Partners III, LLC (the "Fund III General Partner"), a Delaware limited liability company. RLJ Fund III will continue until January 14, 2016 unless sooner dissolved pursuant to the terms of the RLJ Fund III limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund III General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Development, LLC ("RLJ Development" and together with RLJ Fund II and RLJ Fund III, the "RLJ Predecessor" or the "Company") was formed in December 2000. RLJ Development is owned by its senior executives. The business and purpose of RLJ Development is to own, hold, manage and sell ownership interests in limited service hotel properties and engage in other real estate development activities.

        RLJ Fund II was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service hotels and full-service hotels located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund II was organized to operate identically to the Initial Fund II, sharing ratably in all investments. The Initial Fund II and the Parallel Fund II are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Lodging II Master, LLC (the "Fund II Master Company").

        RLJ Fund III was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service and full-service hotels, and a limited number of mixed-use properties with a lodging component and other commercial and residential properties located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund III was organized to operate identically to the Initial Fund III, sharing ratably in all investments. The Initial Fund III and the Parallel Fund III are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Real Estate III Master, LLC (the "Fund III Master Company").

        The Initial Fund II owns a 100% interest in RLJ Lodging II REIT, LLC (the "Fund II Initial REIT"). The Fund II Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Parallel Fund II owns a 100% interest in RLJ Lodging II REIT (PF#1), LLC (the "Fund II Parallel REIT"). The Fund II Parallel REIT is a REIT as defined in the Code. The Fund II Initial REIT and the Fund II Parallel REIT are collectively referred to as the "Fund II Investment REITs."

        Each investment made by RLJ Fund II is made through the Fund II Investment REITs. The Fund II Investment REITs make investments through the Master Company, which was organized in the state of Delaware on April 5, 2006. The Fund II Initial REIT and the Fund II Parallel REIT each own a percentage of the Fund II Master Company in proportion to the capital contributions made to the Fund II Initial Fund and the Fund II Parallel Fund, respectively. Together, the Fund II Investment REITs own a 100% interest in the Fund II Master Company. Substantially all of RLJ Fund II's and the Fund II Investment REITs' assets are held by, and all of their operations are conducted through, the Fund II Master Company or a wholly-owned subsidiary of the Fund II Master Company.

        The Initial Fund III owns a 100% interest in RLJ Real Estate III REIT, LLC (the "Fund III Initial REIT"). The Fund III Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Fund III Parallel Fund owns a 100% interest in RLJ Real Estate III REIT (PF#1), LLC (the "Fund III Parallel REIT"). The Fund III Parallel REIT is a REIT as defined in the Code. The Fund III Initial REIT and the Fund III Parallel REIT are collectively referred to as the "Fund III Investment REITs."

        Each investment made by RLJ Fund III is made through the Fund III Investment REITs. The Fund III Investment REITs make investments through the Fund III Master Company, which was organized in the state of Delaware on July 27, 2007. The Fund III Initial REIT and the Fund III Parallel REIT each own a percentage of the Fund III Master Company in proportion to the capital contributions made to the Fund III Initial Fund and the Fund III Parallel Fund, respectively. Together, the Fund III Investment REITs own a 100% interest in the Fund III Master Company. Substantially all of RLJ Fund III's and the Fund III Investment REITs' assets are held by, and all of their operations are conducted through, the Fund III Master Company or a wholly-owned subsidiary of the Fund III Master Company.

        RLJ Fund II had no operations prior to June 8, 2006, at which time the Second Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. and the Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund II LP Agreements." From June 15, 2006 through September 15, 2006, the Initial Fund II completed six closings, admitting limited partners to the partnership, with the final closing on September 15, 2006. On January 15, 2007, the limited partnership agreements for both the Initial Fund II and the Parallel Fund II were amended and restated. Effective that date, the Initial Fund II is operating under the Third Amended and Restated Limited Partnership Agreement and the Parallel Fund II is operating under the Second Amended and Restated Limited Partnership Agreement.

        RLJ Fund III had no operations prior to July 12, 2007, at which time the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. became effective. On August 14, 2007, the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund III LP Agreements." On April 3, 2009, the Fund III LP Agreements were amended and restated and now operate under the Second Amended and Restated Limited Partnership Agreement. From August 28, 2007 through January 14, 2008, the Initial Fund III completed five closings, admitting limited partners to the partnership, with the final closing on January 14, 2008.

        As of December 31, 2010, RLJ Fund II owned interests in 110 hotels with 14,713 rooms located in California, Colorado, Connecticut, Florida, Illinois, Indiana, Kentucky, Michigan, Nevada, New York, Tennessee, Texas, and Utah. Additionally, as of December 31, 2010, RLJ Fund II owned interests in land parcels located adjacent to certain hotels located in Illinois, Michigan and Texas. RLJ Fund II, through wholly-owned subsidiaries, owned a 100% interest in all of its assets. All of the assets are leased to the Fund II Master Company's taxable REIT subsidiary, RLJ Lodging II REIT Sub, Inc. (the "Fund II REIT Sub"), or a wholly-owned subsidiary of the Fund II REIT Sub. Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund II REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Fund III owned interests in 22 hotels with 4,351 rooms located in California, Colorado, Florida, Louisiana, Maryland, New York, Texas and the District of Columbia. As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans collateralized by hotels located in Georgia and Texas. Additionally, as of December 31, 2010, RLJ Fund III owned an interest in a land parcel located adjacent to a hotel in Texas. RLJ Fund III, through wholly-owned subsidiaries, owned a 100% interest in all of the assets, with the exception of the Doubletree Metropolitan Hotel New York City. RLJ Fund III, through wholly-owned subsidiaries, owns a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. The Fund III Master Company owns a 100% interest in the general partner of the limited partnership, DBT Met Venture GP, LLC, formed on December 8, 2010.

        All of RLJ Fund III's assets, with the exception of the Doubletree Metropolitan Hotel New York City, are leased to the Fund III Master Company's taxable REIT subsidiary, RLJ Real Estate III REIT Sub, Inc. (the "Fund III REIT Sub"), or a wholly-owned subsidiary of the Fund III REIT Sub. The Doubletree Metropolitan Manhattan hotel is leased to the DBT Met Venture's taxable REIT subsidiary, RLJ III—DBT Metropolitan Manhattan Lessee, LLC (the "Met REIT Sub"). Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund III REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Development owned no hotel properties and primarily only had assets and liabilities associated with owned furniture, fixtures and equipment, leases and its employees.

Summary of Significant Accounting Policies	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The consolidated balance sheet includes all of the accounts of the Company as of February 1, 2011, prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant inter-company balances and transactions have been eliminated in consolidation.

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

  Income Taxes

        The Company intends to operate and be taxed as a REIT under the Internal Revenue Code. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain) and which does not necessarily equal net income as calculated in accordance with GAAP. As a REIT, we generally will not be subject to federal income tax to the extent the Company currently distributes its REIT taxable income to its shareholders.

        REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which the qualification is lost unless the IRS grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to shareholders. However, the Company intends to organize and operate in such a manner as to qualify for treatment as a REIT.

  Organizational and Offering Costs

        The Company expenses organization costs as incurred and offering costs, which include selling commissions, will be deferred and charged to shareholders' equity.

  Share-Based Compensation

        In connection with the Offering, the Company expects to adopt an equity incentive plan that will provide for the issuance of share-based equity instruments including potential grants of share options, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other share-based awards, including long-term incentive plan units in the operating partnership, or any combination of the foregoing. Awards granted under this plan will generally require service-based vesting over a period of years subsequent to the grant date and resulting equity-based compensation expense measured at the fair value of the award on the date of grant will be recognized as an expense in the financial statements over the vesting period. The Company will account for awards granted under applicable share based compensation guidance contained in Financial Accounting Standards Board Accounting Standards Codification ASC 718.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The accompanying unaudited interim combined consolidated financial statements and related notes have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conformity with the rules and regulations of the SEC applicable to interim financial information. As such, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying unaudited interim financial statements include adjustments based on management's estimates (consisting of normal recurring adjustments), which the Company considers necessary for a fair statement of the combined consolidated balance sheets, statements of operations, statements of changes in equity and comprehensive loss and statements of cash flows for the interim periods presented. The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2010, included in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the SEC. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of actual operating results for the entire year.

  Use of Estimates

        The preparation of the financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reporting Periods

        As of September 30, 2011, the Company owned four hotels that are managed by affiliates of Marriott International ("Marriott"). The Company's hotels managed by Marriott are accounted for on a fiscal year comprised of 52 or 53 weeks ending on the Friday closest to December 31. The Company's results for the three and nine months ended September 30, 2011 and 2010 include the results of operations for the Company's Marriott-managed hotels for the 36-week periods ending September 9, 2011 and September 10, 2010, respectively.

  Reclassifications

        Certain de minimus prior year amounts in these financial statements have been reclassified to conform to the current year presentation with no impact to net income, shareholders' equity or cash flows.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, buildings, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through September 30, 2011 consisted of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable portion of the term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale."

        The Company assesses the carrying values of each hotel whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows which take into account current market conditions and the Company's intent with respect to holding or disposing of the hotel. If the Company's analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, it recognizes an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and the Company's plans to manage the underlying hotels. However, assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and the Company's ultimate investment intent that occur subsequent to a current impairment analysis could impact these assumptions and result in future impairment charges of the hotels.

  Earnings Per Share

        Basic earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period excluding the weighted average number of unvested restricted shares ("participating securities" as defined in Note 11). The basic earnings per share calculation includes the effect of such participating securities. Diluted earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period plus other potentially dilutive securities such as stock grants or shares that would be issued in the event of conversion of operating partnership units. No adjustment is made for shares that are anti-dilutive during a period.

  Share Based Compensation

        From time to time, the Company may award non-vested shares under the 2011 Equity Incentive Plan (the "2011 Plan"), as compensation to officers, employees and non-employee trustees (see Note 10). The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of grant, adjusted for forfeitures.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The combined consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

        The combined consolidated financial statements include the accounts of RLJ Fund II, RLJ Fund III and RLJ Development and their respective wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Initial Fund II and the Parallel Fund II are separate entities that do not have ownership interest in each other but are under the common control of the Fund II General Partner, likewise, the Initial Fund III and the Parallel Fund III are separate entities that do not have ownership interest in each other but are under the common control of the Fund III General Partner. RLJ Development, RLJ Fund II and RLJ Fund III are entities under the common control of Robert L. Johnson and were formed for the purpose of acquiring and operating hotel properties. As part of the intended transaction, the registrant will acquire certain of the assets of RLJ Development, including employees, FF&E, and leases, which will represent substantially all of RLJ Development's business. Since these three entities are under common control and RLJ Lodging Trust will succeed to their operations and businesses, the combined entities of RLJ Fund II, RLJ Fund III, and RLJ Development are presented as The RLJ Predecessor and referred to as the Company.

  Other

        Accounting Standards Codification (ASC) 205-20, "Presentation of Financial Statements—Discontinued Operations" and the Securities and Exchange Commission require that when a property is disposed of, previously issued annual financial statements included in a registration statement be restated to show the operating results of the property in discontinued operations for all periods presented. ASC 205-20 replaced Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

        On August 5, 2011, the Company transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to the deed in lieu of foreclosure arrangement. Accordingly, the hotel's revenues and expenses have been reclassified to discontinued operations for all periods presented and certain disclosures in Notes 2, 3, 4, 5 and 7 have been revised. This reclassification had no effect on shareholders' equity, cash flows or net income (loss). The effect on the Company's previously reported loss from continuing operations attributable to the New York LaGuardia Airport Marriott, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	As Reported			As Adjusted
	For the years ended December 31,			For the years ended December 31,
	2010	2009	2008	2010	2009	2008
Total revenue	$545,568	$482,488	$551,819	$516,666	$455,761	$517,502
Total operating expense	504,175	558,546	493,661	475,154	492,392	460,228
Interest expense, net	(85,209)	(90,596)	(90,535)	(82,754)	(86,276)	(86,353)

Loss from continuing operations before income tax expense	$(43,816)	$(166,654)	$(32,377)	$(41,242)	$(122,907)	$(29,079)

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reclassifications

        Certain prior year amounts in these financial statements have been reclassified to conform with the current year presentation with no impact to net income, owners' equity or cash flows.

  Risks and Uncertainties

        During the recent economic recession, the Company experienced reduced demand for its hotel rooms and services. Uncertainty over the economic recovery will continue to impact the lodging industry and the Company's financial results and growth. While the Company's financial results were impacted by the economic slowdown, it is expected that the Company's future financial results and growth will benefit while the economy continues to improve.

        In addition, the Company owned 23 and 17 hotels located in the Chicago, Illinois and Austin, Texas metropolitan areas, respectively. As a result, the Company is susceptible to adverse market conditions in these areas, including industry downturns, relocation of businesses and any oversupply of hotel rooms or a reduction in lodging demand.

  Revenue Recognition

        The Company's revenue comprises hotel operating revenue, such as room revenue, food and beverage revenue and revenue from other hotel operating departments (such as telephone, parking and business centers). These revenues are recorded net of any sales and occupancy taxes collected from guests. All rebates or discounts are recorded as a reduction in revenue, and there are no material contingent obligations with respect to rebates and discounts offered by the hotels. All revenues are recorded on an accrual basis as earned. Appropriate allowances are made for doubtful accounts and are recorded as bad debt expense. The allowances are calculated as a percentage of aged accounts receivable, based on individual hotel management company policy. Cash received prior to guest arrival is recorded as an advance from the guest and recognized as revenue at the time of occupancy.

        Incentive payments received pursuant to entry into management agreements are deferred and amortized into income over the life of the respective agreements. In 2007, RLJ Fund II received an incentive payment of $3.0 million related to purchasing a hotel and entering into a management agreement with Marriott International for management of the New York LaGuardia Airport Marriott, which will be recognized over the remaining term of the management agreement. As of December 31, 2010 and 2009, there is approximately $2.6 million and $2.7 million, respectively, remaining to be recognized.

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

  •
  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

  •
  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by giving consideration to one or both of the following criteria, as appropriate: (1) interest rates for loans of comparable quality and maturity, and (2) the value of the underlying collateral. The fair values of the Company's investment in collateralized loans are generally classified within Level 3 of the valuation hierarchy. The fair value estimated at December 31, 2010 and 2009 was $22.1 million and $12.9 million, respectively.

  •
  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 11 to these financial statements.

  •
  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.

  •
  Fixed rate mortgage notes payable—The fair value estimated at December 31, 2010 and 2009 of $796.5 million and $808.4 million, respectively (excluding loans collateralized by properties held for sale), is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, building, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through December 31, 2010 consist of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale".

        For hotels that are classified as held for investment, the Company assesses the carrying values of each hotel, whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows, which take into account current market conditions and our intent with respect to holding or disposing of the hotel. If our analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, we recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third-party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and our strategic plans to manage the underlying hotels. However assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and our ultimate investment intent that occur subsequent to a current impairment analyses could impact these assumptions and result in future impairment charges of the hotels.

  Investment in Loans

        The Company holds investments in two collateralized mortgage loans. The loans are collateralized by the related hotels and were recorded at acquisition at their initial investment, which includes the amount paid to the seller plus any fees paid or less any fees received. The acquired loans were of a deteriorated credit quality as the loans were already in default, at the date of the Company's acquisition of the loans and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        When the loans were acquired, the Company commenced foreclosure proceedings. The Company initially acquired the loans for the reward of ownership of the underlying collateral and as a result placed the loans on non-accrual status and recognized income on a cash-basis method. The loans were brought current when the borrower paid all outstanding regular monthly payments and interest accrued. As the loans are no longer in default, the Company determined that the cash flows can reasonably be estimated and therefore the loans are no longer on non-accrual status.

        Company considers expected prepayments, and estimates the amount and timing of undiscounted expected principal, interest and other cash flows. The Company determines any excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted. The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid to acquire the loan is accreted into interest income over the remaining life of the loan. The Company will regularly re-estimate cash flows expected to be collected over the life of the loan. Any changes in future cash flows expected to be collected will result in a prospective adjustment to the interest yield which will be recognized over the loan's remaining life. A reserve will be established if the present value of payments expected to be received, observable market prices, or the estimated fair value of the collateral (for loans that are dependent on the collateral for repayment) of an impaired loan is lower than the carrying value of that loan. As of December 31, 2010 and 2009, no reserves for loan losses were deemed necessary.

  Cash and Cash Equivalents

        All highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. The Company maintains cash balances in domestic banks, which, at times, may exceed the limits of amounts insured by the Federal Deposit Insurance Corporation.

  Restricted Cash Reserves

        All cash that is required to be maintained in a reserve escrow account by a management agreement and/or a mortgage agreement for replacement of furniture, fixtures and equipment and funding of real estate taxes and insurance is considered to be restricted cash reserves. Net cash from operations from the New York LaGuardia Airport Marriott are distributed monthly to the lender as a result of an event of default on its mortgage loan. The cash distributed to the lender is considered to be restricted cash reserves.

  Deferred Financing Fees

        Deferred financing fees relate to costs incurred to obtain long-term financing of hotel properties. Deferred financing fees are recorded at cost and are amortized using the straight-line method, which approximates the effective interest method, over the respective terms of the mortgage loans that are collateralized by the hotel properties and over the term of a credit facility collateralized by capital commitments of RLJ Fund II or RLJ Fund III, as applicable (see Note 7) and are included as a component of interest expense. For the years ended December 31, 2010, 2009 and 2008, approximately $2.7 million, $3.0 million and $3.1 million (excluding discontinued operations), respectively, of amortization expense was recorded as a component of interest expense. Accumulated amortization at December 31, 2010 and 2009 was approximately $13.1 million and $10.1 million (excluding discontinued operations), respectively.

  Deferred Management Fees

        In June 2006, in consideration for the agreement of White Lodging Services Corporation ("WLS") to enter into new management agreements on terms favorable to RLJ Fund II, a subsidiary of RLJ Fund II made a one-time payment of $20.0 million to WLS. This payment was recorded at cost, and is being amortized as a component of management fee expense, which is included in management fees, over the 20-year initial term of the management agreement. For the years ended December 31, 2010, 2009 and 2008, $1.0 million of amortization expense was recorded in each year with respect to deferred management fees. As of December 31, 2010 and 2009, accumulated amortization was approximately $4.6 million and $3.6 million, respectively.

  Comprehensive Income (Loss)

        Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains and losses resulting from hedging activities.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising expense was approximately $4.1 million, $2.1 million and $1.8 million (excluding discontinued operations) for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in other hotel operating expenses.

  Transaction and Pursuit Costs

        The Company incurs costs during the review of potential property acquisitions, including legal fees, architectural costs, environmental reviews and market studies. Prior to December 31, 2008, these costs were included in prepaid expenses and other current assets until the property was either acquired or the deal was abandoned. Costs related to properties that were acquired were reclassified to investment in hotel properties at the time of acquisition. Costs related to deals that were abandoned were expensed to transaction and pursuit costs at the time of abandonment.

        On January 1, 2009, the Company adopted the new accounting guidance on business combinations, which requires transaction costs to be expensed as incurred. At December 31, 2008, the Company had approximately $700 of costs related to acquisitions that were expected to close during 2009, which were included in prepaid expenses and other current assets. Those costs were expensed as transaction and pursuit costs at December 31, 2008.

        On February 26, 2009, RLJ Fund II terminated its obligation to purchase two additional properties under a purchase and sale agreement. Approximately $5.6 million was paid as a termination fee, which is included in transaction and pursuit costs.

  Derivative Financial Instruments

        In the normal course of business, the Company is exposed to the effects of interest rate changes. As of December 31, 2010 and 2009, approximately 24.9% and 23.1%, respectively, of the Company's borrowings were subject to variable rates. The Company limits the risks associated with interest rate changes by following the Company's established risk management policies and procedures, including the use of derivatives. The Company utilizes derivative financial instruments to manage, or hedge, interest rate risk. The Company attempts to require that hedging derivative instruments be effective in reducing the interest rate risk exposure that they are designated to hedge. This effectiveness is essential in order to qualify for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the derivative contract. When the terms of an underlying transaction are modified, or when the underlying hedged item ceases to exist, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures.

        The Company utilizes a variety of borrowing vehicles including a credit facility and medium and long-term financings. To reduce the Company's susceptibility to interest rate variability, the Company uses interest rate instruments, typically interest rate swaps and caps, to convert a portion of variable rate debt to fixed rate debt.

        Interest rate differentials that arise under interest rate swap and cap contracts are recognized in interest expense over the life of the contracts. Interest rate swap and cap agreements contain a credit risk that counterparties may be unable to fulfill the terms of the agreement. The Company has minimized that risk by evaluating the creditworthiness of its counterparties, who are limited to major banks and financial institutions, and it does not anticipate nonperformance by the counterparties.

        Gains and losses on swap and cap agreements determined to be effective hedges are reported in other comprehensive income (loss) and are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedged items is recognized in earnings in the current period. At December 31, 2010 and 2009, the aggregate fair value of approximately $3.8 million and $14.9 million, respectively, of the swap agreements was recorded as a liability in the accompanying combined consolidated financial statements.

  Distributions

        RLJ Fund II is required to make quarterly distributions to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Distributable proceeds are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner. As of December 31, 2010, an aggregate of approximately $158.8 million (excluding advisory fees, see Note 12) had been distributed to partners.

        RLJ Fund III is required to make quarterly distributions to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Distributable proceeds are apportioned among the Fund III General Partner and the RLJ Fund III LP limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner. As of December 31, 2010, no distributions had been made to partners (excluding advisory fees, see Note 12).

        RLJ Fund II, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $131 had been distributed to preferred unitholders.

        RLJ Fund III, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $93 had been distributed to preferred unitholders.

        Pursuant to the terms of the RLJ Development's Limited Liability Company Agreement (the "LLC Agreement"), distributions are made at the discretion of the managing member. Distributions are made to Members in the following priority; (i), first to Class A Members who are entitled to receive any unpaid preferred return until the unpaid preferred return is reduced to zero; (ii), next to each Member, an amount equal to the excess of the tax rate percentage (as defined by the LLC Agreement) multiplied by the aggregate amount of net profits allocated to such members; (iii), next to Class A Members in proportion to the respective amounts of their unreturned capital (as defined by the LLC Agreement), until the unreturned capital of all Class A Members is reduced to zero; (iv), thereafter, among the Members in proportion to their respective membership percentage interests.

  Allocation of Profits and Losses

        Profits and losses of RLJ Fund II are allocated to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Profits and losses are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner.

        Profits and losses of RLJ Fund III are allocated to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Profits and losses are apportioned among the Fund III General Partner and the RLJ Fund III limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner.

        Profits of RLJ Development are allocated in accordance with the LLC Agreement: (i) first, to Members who received allocations of losses for earlier periods in proportion to the cumulative amount of those losses; (ii) next, to Class A Members in proportion to their respective percentage interests, until those Members have received cumulative allocation of profits for the current year and all prior years not offset by losses allocated to them equal to the cumulative amount of their annual preferred return; and (iii) thereafter, to the Members in proportion to their respective membership percentage interests. Losses of RLJ Development are allocated to Members in the following order or priority: (i) first, to Members who received allocations of profits in earlier fiscal years in proportion to the cumulative amount of profits previously allocated to them; (ii) next, to Members who have a positive capital account in proportion to the respective amounts of their positive capital accounts until the accounts are reduced to zero; and (iii) thereafter, to the Members in proportion to their respective percentage interests.

  Noncontrolling Interests

        As of December 31, 2010, we consolidate DBT Met Hotel Venture, LP, a majority-owned partnership that has a third-party, noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest on the balance sheet.

  Income Taxes

        The Fund II and Fund III Investment REITs have elected to be taxed as real estate investment trusts under Sections 856 through 860 of the Internal Revenue Code commencing with their taxable years ended December 31, 2006 and 2007, respectively. To qualify as a REIT, each Investment REIT must meet a number of organizational and operational requirements, including a requirement that they currently distribute at least 90% of their adjusted taxable income to their owners. The Investment REITs' current intention is to adhere to these requirements and maintain the qualification for taxation as REITs. As REITs, the Investment REITs generally are not subject to federal corporate income tax on that portion of net income that is currently distributed to owners. If the Investment REITs fail to qualify for taxation as a REIT in any taxable year, they will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if the Investment REITs qualify for taxation as REITs, the Investment REITs may be subject to certain state and local taxes on their income and property, and to federal income and excise taxes on their undistributed taxable income.

        Taxable income from non-REIT activities managed through taxable REIT subsidiaries is subject to federal, state and local income taxes. As wholly-owned taxable REIT subsidiaries of the Master Companies, the taxable REIT subsidiaries are required to pay income taxes at the applicable rates. The consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of the taxable REIT subsidiary as well as state income taxes incurred by the REITs and Master Companies.

        Where required, deferred income taxes are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities and their respective income tax bases and for operating loss, capital loss and tax credit carryforwards based on enacted income tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that is more likely than not they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

        The Company has made no provision for federal or state income taxes (other than the provisions consolidated from wholly-owned subsidiaries), since the profits and losses are reported by the individual owners. The Company performs an annual review for any uncertain tax positions and will record expected future tax consequences of uncertain tax positions in its financial statements. At December 31, 2010 and 2009, the Company did not identify any uncertain tax positions.

Shareholders��� Equity	1 Months Ended
Jan. 31, 2011
Shareholders' Equity
Shareholders? Equity

3. Shareholders' Equity

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance is 100,000 common shares. The board of trustees may amend the declaration of trust to increase or decrease the number of authorized shares.

        At formation, the Company issued each of its two shareholders 500 common shares at $1 per share.

Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
4. Subsequent Events The Company has evaluated all subsequent events through the date the balance sheet was issued, and no additional matters have come to its attention.

17. Subsequent Events

        On October 14, 2011, the Company paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, the Company, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds to the Company $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. The Company utilized $140.0 million of the proceeds from these new loans to fully repay the Company's unsecured term loan (See Note 6).

        On October 27, 2011, the Company, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, the Company elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. The Company will work with the lenders to negotiate a deed in lieu of foreclosure process.

18. Subsequent Events

        On January 5, 2011, RLJ Fund III issued a capital call notice to partners, calling an aggregate contribution of approximately $67.9 million, including approximately $2.5 million of advisory fees payable to the General Partner.

        On January 11, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 221-room Embassy Suites Columbus hotel for a purchase price of approximately $9.6 million. The hotel is located in Columbus, Ohio. Crescent Hotels and Resorts was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 12, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 300-room Renaissance Pittsburgh Hotel for a purchase price of approximately $47.3 million. The hotel is located in Pittsburgh, Pennsylvania. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 14, 2011, RLJ Fund III entered into a $140 million unsecured term loan. RLJ Fund III has agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the credit facility. The credit facility has an original maturity date of September 30, 2011, with two six-month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00%.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 181-room Courtyard Atlanta Buckhead hotel for a purchase price of approximately $27.0 million. The hotel is located in Atlanta, Georgia. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 152-room Doubletree Hotel Columbia for a purchase price of approximately $10.5 million. The hotel is located in Columbia, Maryland. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 238-room Denver Airport Marriott at Gateway Park hotel for a purchase price of approximately $46.0 million. The hotel is located in Denver, Colorado. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 219-room Crowne Plaza Hotel West Palm Beach for a purchase price of approximately $16.0 million. The hotel is located in West Palm Beach, Florida. Windsor Capital Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Wyndham Raleigh Durham-Research Triangle Park hotel for a purchase price of approximately $7.0 million. The hotel is located in Durham, North Carolina. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 198-room Wyndham Pittsburgh hotel for a purchase price of approximately $21.3 million. The hotel is located in Pittsburgh, Pennsylvania. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On March 14, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Hampton Inn Houston—Near the Galleria for a purchase price of approximately $20.3 million. The hotel is located in Houston, Texas. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by capital contributions.

        The following unaudited pro forma financial information presents the results of operations as if the 2011 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2010.

For the Year Ended December 31, 2010
Revenue	$620,991
Net income (loss)	(15,491)

        The preliminary allocation of purchase price for the hotel properties acquired was as follows:

December 31, 2010
Land and land improvements	$31,846
Buildings and improvements	189,385
Furniture, fixtures and equipment	25,080
Intangibles	559

Allocated purchase price	$246,870

        The Company has evaluated all subsequent events through the date the financial statements were issued, and no additional matters have come to our attention.

Subsequent Events	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010
Other Subsequent Events
Subsequent Events

5.  Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

19. Other Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

        On June 17, 2011, RLJ Lodging Trust's board of trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend is prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 20, 2011, RLJ Lodging Trust entered into a $300.0 million, three-year, unsecured revolving credit agreement (the "Credit Agreement"). Subject to certain terms and conditions set forth in the Credit Agreement, RLJ Lodging Trust may increase the original principal amount to $450.0 million and may extend the maturity date by one additional year. Availability under the Credit Agreement is based in part on (i) the aggregate commitments of the lender, and (ii) the value of qualifying unencumbered hotel properties included in the borrowing base, as defined in the Credit Agreement. Borrowings under the Credit Agreement will bear interest equal to LIBOR plus a margin of 2.25% - 3.25% based upon RLJ Lodging Trust's leverage ratio with no LIBOR floor. In addition, the Credit Agreement provides for swing loans and permits the issuances of letters of credits.

        On July 15, 2011, RLJ Lodging Trust paid a dividend of $0.08 per common share of beneficial interest to shareholders of record at June 30, 2011.

        On August 5, 2011, RLJ Lodging Trust transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to a deed in lieu of foreclosure arrangement (see Note 7). RLJ Lodging Trust recorded a gain on the forgiveness of indebtedness of approximately $23.0 million.

        On October 14, 2011, RLJ Lodging Trust paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds of $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. RLJ Lodging Trust utilized $140.0 million of the proceeds from these new loans to fully repay its unsecured term loan (See Note 7).

        On October 27, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, RLJ Lodging Trust elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. RLJ Lodging Trust will work with the lenders to negotiate a deed in lieu of foreclosure process.

Combined Consolidated Balance Sheets (USD $)	Dec. 31, 2010	Dec. 31, 2009
Assets
Investment in hotel properties, net	$ 2,626,690,000	$ 1,877,583,000
Investment in loans	12,840,000	12,899,000
Property and equipment, net	1,585,000	2,386,000
Cash and cash equivalents	267,454,000	151,382,000
Restricted cash reserves	70,520,000	52,885,000
Hotel receivables, net of allowance of $406 and $140, respectively	19,556,000	10,973,000
Deferred financing costs, net	9,298,000	3,830,000
Deferred income tax asset	799,000	4,509,000
Due from general partner	684,000	10,764,000
Prepaid expense and other assets	36,398,000	23,888,000
Assets of hotels held for sale		51,766,000
Total assets	3,045,824,000	2,202,865,000
Liabilities and Owners' Equity
Borrowings under credit facility		145,983,000
Liabilities of hotels held for sale		44,386,000
Mortgage loans	1,747,077,000	1,453,008,000
Interest rate swap liability	3,820,000	14,929,000
Due to general partner	62,000	39,000
Accounts payable and accrued expense	60,911,000	48,176,000
Deferred income tax liability	799,000	4,509,000
Advance deposits and deferred revenue	5,927,000	4,972,000
Accrued interest	3,495,000	1,116,000
Total liabilities	1,822,091,000	1,717,118,000
Members' capital
Accumulated other comprehensive loss	(3,806,000)	(14,856,000)
Noncontrolling interest	7,623,000
Total owners' equity	1,223,733,000	485,747,000
Total liabilities and owners' equity	3,045,824,000	2,202,865,000
Class A Members
Members' capital
Members' capital	6,592,000	13,643,000
Class B Members
Members' capital
Members' capital	4,751,000	5,807,000
Fund II Member
Partners' capital
General partner	(13,409,000)	(11,440,000)
Limited partners	433,013,000	459,903,000
Fund II Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at and December 31, 2010 and 2009, respectively	189,000	189,000
Fund III Member
Partners' capital
General partner	(23,328,000)	(17,852,000)
Limited partners	811,918,000	50,163,000
Fund III Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at and December 31, 2010 and 2009, respectively	$ 190,000	$ 190,000

Combined Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	May 16, 2011
Hotel receivables, allowance (in dollars)	246	406	140
Fund II Member | Series A preferred units
Series A preferred units, percentage (as a percent)	12.50%	12.50%	12.50%
Series A preferred units, authorized		250	250	250
Series A preferred units, issued		250	250	250
Series A preferred units, outstanding		250	250	250
Fund III Member | Series A preferred units
Series A preferred units, percentage (as a percent)	12.50%	12.50%	12.50%
Series A preferred units, authorized		250	250	250
Series A preferred units, issued		250	250	250
Series A preferred units, outstanding		250	250	250

Combined Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Hotel operating revenue
Room revenue	$ 445,630	$ 389,622	$ 438,388
Food and beverage revenue	57,710	54,806	63,660
Other operating department revenue	13,326	11,333	15,454
Total revenue	516,666	455,761	517,502
Hotel operating expense
Room	96,389	84,131	90,475
Food and beverage	37,798	35,379	41,496
Management fees	18,373	16,510	19,184
Other hotel expenses	159,267	143,379	154,610
Total hotel operating expense	311,827	279,399	305,765
Depreciation	96,940	91,503	80,105
Impairment loss		61,426	21,472
Property tax, ground rent and insurance	32,500	33,191	32,002
General and administrative	19,542	18,208	18,784
Transaction and pursuit costs	14,345	8,665	1,955
Organization costs			145
Total operating expense	475,154	492,392	460,228
Operating income / (loss)	41,512	(36,631)	57,274
Other income	629	955	745
Interest income	3,352	618	1,558
Interest expense	(86,735)	(87,849)	(88,656)
Loss from continuing operations before income taxes	(41,242)	(122,907)	(29,079)
Income tax (expense) / benefit	(945)	(1,801)	945
Loss from continuing operations	(42,187)	(124,708)	(28,134)
Income (loss) from discontinued operations	19,571	(43,290)	(1,187)
Net income (loss)	(22,616)	(167,998)	(29,321)
Net loss attributable to the noncontrolling interest	213
Net income (loss) attributable to the Company	(22,403)	(167,998)	(29,321)
Distributions to preferred unitholders	(62)	(62)	(61)
Net loss available to owners	$ (22,465)	$ (168,060)	$ (29,382)

Combined Consolidated Statements of Changes in Owners' Equity (USD $) In Thousands, unless otherwise specified	Total	Accumulated Other Comprehensive Loss	Total Noncontrolling Interests	Operating Partnership	Consolidated Joint Venture	Comprehensive Income	General Partner Fund II Member	General Partner Fund III Member	Limited Partner Fund II Member	Limited Partner Fund III Member	Members' Capital Class A Members	Members' Capital Class B Members	Preferred Units Fund II Member	Preferred Units Fund III Member
Balance at Dec. 31, 2007	$ 562,219	$ (14,393)					$ (8,518)	$ (6,472)	$ 567,073	$ (1,142)	$ 19,651	$ 5,831	$ 189
Components of comprehensive loss:
Net income (loss)	(29,321)					(29,321)	(13)	(6)	(17,502)	(12,928)	903	225
Reclassification adjustment for gains included in net loss	(373)	(373)				(373)
Unrealized gain (loss) on interest rate derivatives	(17,294)	(17,294)				(17,294)
Total comprehensive loss	(46,988)					(46,988)
Partners' contributions	204,300						7,157	8,011	138,364	50,768
Partners' distributions	(92,523)						(8,251)	(13,711)	(70,561)
Members' distributions	(6,405)										(6,337)	(68)
Issuance of preferred units, net of offering costs of $60	190													190
Distributions to preferred unitholders	(61)								(30)	(31)
Balance at Dec. 31, 2008	620,732	(32,060)					(9,625)	(12,178)	617,344	36,667	14,217	5,988	189	190
Components of comprehensive loss:
Net income (loss)	(167,998)					(167,998)	(115)	(5)	(155,411)	(11,751)	(537)	(179)
Reclassification adjustment for gains included in net loss	(150)	(150)				(150)
Unrealized gain (loss) on interest rate derivatives	17,354	17,354				17,354
Total comprehensive loss	(150,794)					(150,794)
Partners' contributions	48,911						6,946	8,042	8,645	25,278
Partners' distributions	(33,001)						(8,646)	(13,711)	(10,644)
Members' distributions	(39)										(37)	(2)
Distributions to preferred unitholders	(62)								(31)	(31)
Balance at Dec. 31, 2009	485,747	(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive loss:
Net income (loss)	(12,115)					(12,115)	(17)	(5)	(22,399)	(10,161)	15,351	5,116
Reclassification adjustment for gains included in net loss	(58)	(58)				(58)
Unrealized gain (loss) on interest rate derivatives	10,745	10,745				10,745
Total comprehensive loss	(1,428)					(1,428)
Partners' contributions	295,929						5,017	6,037	6,483	278,392
Partners' distributions	(23,249)						(6,483)	(10,283)	(6,483)
Members' distributions	(28,526)										(21,395)	(7,131)
Distributions to preferred unitholders	(48)								(24)	(24)
Balance at Sep. 30, 2010	728,425	(4,169)					(12,923)	(22,103)	437,480	318,370	7,599	3,792	189	190
Balance at Dec. 31, 2009	485,747	(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive loss:
Net income (loss)	(22,616)		(213)			(22,616)	(20)	(8)	(26,859)	(16,379)	15,658	5,205
Reclassification adjustment for gains included in net loss	(58)	(58)				(58)
Unrealized gain (loss) on interest rate derivatives	11,108	11,108				11,108
Total comprehensive loss	(11,566)					(11,566)
Partners' contributions	801,751						6,697	8,243	8,646	778,165
Partners' distributions	(31,003)						(8,646)	(13,711)	(8,646)
Members' distributions	(28,970)										(22,709)	(6,261)
Noncontrolling interest recorded upon the Doubletree Metropolitan hotel acquisition	7,836		7,836
Distributions to preferred unitholders	(62)								(31)	(31)
Balance at Dec. 31, 2010	1,223,733	(3,806)	7,623		7,623		(13,409)	(23,328)	433,013	811,918	6,592	4,751	189	190
Components of comprehensive loss:
Net income (loss)	12,910		230	285	(55)	12,910	(7)		(9,444)	(234)	(256)	(85)
Unrealized gain (loss) on interest rate derivatives	1,494	1,494				1,494
Total comprehensive loss	14,404					14,404
Partners' contributions	126,721						4,258	5,031	3,291	114,141
Partners' distributions	(16,296)						(3,230)	(3,798)	(4,876)	(4,392)
Members' distributions	(3,104)										(2,547)	(557)
Distributions to preferred unitholders	$ (61)								$ (24)	$ (37)
Balance at Sep. 30, 2011

Combined Consolidated Statements of Changes in Owners' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2008
Combined Consolidated Statement of Changes in Equity and Comprehensive Loss
Preferred Units, Offering Costs	$ 60

Combined Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (12,115,000)	$ (22,616,000)	$ (167,998,000)	$ (29,321,000)
Adjustments to reconcile net loss to cash flow provided by operating activities:
Gain on sale of properties	(23,711,000)	(23,710,000)		(43,000)
Depreciation	73,335,000	100,793,000	98,884,000	86,871,000
Amortization of deferred financing costs	2,322,000	3,083,000	3,781,000	3,839,000
Amortization of deferred management fees	750,000	1,000,000	1,000,000	1,000,000
Impairment loss			98,372,000	21,472,000
Preacquisition costs				(116,000)
Deferred income taxes				(1,123,000)
Unrealized gain on interest rate swaps	(58,000)	(58,000)	(149,000)	(374,000)
Changes in assets and liabilities:
Hotel receivables, net	(7,999,000)	(7,431,000)	(890,000)	1,340,000
Prepaid expense and other assets	328,000	2,048,000	1,006,000	1,792,000
Accounts payable and accrued expense	10,596,000	8,247,000	(6,130,000)	(1,714,000)
Advance deposits and deferred revenue	2,421,000	342,000	350,000	(341,000)
Accrued interest	1,131,000	2,380,000	626,000	(6,304,000)
Net cash flow provided by operating activities	47,000,000	64,078,000	28,852,000	76,978,000
Cash flows from investing activities:
Acquisition of hotel properties, net of cash acquired	(310,209,000)	(828,872,000)	(145,315,000)	(87,846,000)
Purchase deposit	(5,250,000)	(8,500,000)
Investment in loans			(12,917,000)
Improvements and additions to hotel properties	(8,543,000)	(15,984,000)	(20,028,000)	(35,975,000)
Additions to property and equipment		(80,000)	(584,000)	(2,487,000)
Advances from (repayments to) related parties	10,724,000	10,103,000		5,187,000
Repayments to related parties			(10,592,000)
Principal payments received		68,000	9,000
Other investing activities			20,000	154,000
Proceeds from sale of hotel properties	73,117,000	72,747,000
Funding of restricted cash reserves, net	(9,849,000)	(16,089,000)	(8,618,000)	(9,433,000)
Net cash flow used in investing activities	(250,010,000)	(786,607,000)	(198,025,000)	(130,400,000)
Cash flows from financing activities:
Borrowings under credit facility	383,506,000	589,146,000	150,983,000	57,765,000
Repayments under credit facility	(399,905,000)	(735,129,000)	(6,000,000)	(99,818,000)
Proceeds from mortgage loans	60,000,000	331,000,000	14,777,000	70,584,000
Payment of mortgage principal	(71,729,000)	(79,706,000)	(10,808,000)	(6,300,000)
Payment of member distributions	(28,526,000)	(28,971,000)	(39,000)	(6,405,000)
Proceeds from partner contributions	295,929,000	801,750,000	48,911,000	204,300,000
Proceeds from issuance of preferred shares				250,000
Payment of preferred offering costs				(60,000)
Payment of partner distributions	(23,249,000)	(31,003,000)	(33,001,000)	(92,523,000)
Payment of preferred unitholder distributions	(32,000)	(62,000)	(62,000)	(61,000)
Payment of deferred financing costs	(4,093,000)	(8,424,000)	(387,000)	(2,026,000)
Net cash flow provided by financing activities	211,901,000	838,601,000	164,374,000	125,706,000
Net change in cash and cash equivalents	8,891,000	116,072,000	(4,799,000)	72,284,000
Cash and cash equivalents, beginning of period	151,382,000	151,382,000	156,181,000	83,897,000
Cash and cash equivalents, end of period	$ 160,273,000	$ 267,454,000	$ 151,382,000	$ 156,181,000

Organization	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust on January 31, 2011. The Company intends to file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed initial public offering (the "Offering") of its common shares of beneficial interest. The Company intends to contribute proceeds from the Offering to RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for partnership interests. The Operating Partnership will hold substantially all of the Company's assets and conduct substantially all of its business. The Company is self-advised and self-administered and was organized to invest primarily in premium-branded, focused-service and compact full-service hotels. The Company intends to elect and qualify to be taxed as a real estate investment trust ("REIT"), for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        The Company has no assets other than cash and has not yet commenced operations.

        Upon completion of the Offering and related formation transactions, the Company will succeed to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"). RLJ Development, Fund II and Fund III are entities under common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the Offering and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III will receive common shares and will be equity owners of the Company.

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust ("REIT") on January 31, 2011. The Company is a self-advised and self-administered REIT that invests primarily in premium-branded, focused-service and compact full-service hotels. The Company completed the initial public offering of its common shares of beneficial interest (the "IPO") on May 16, 2011. The IPO resulted in the sale of 27,500,000 common shares at a price per share of $18.00 and generated gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts in connection with the IPO, were approximately $464.1 million. On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the underwriters' overallotment option (the "Overallotment"), generating gross proceeds of approximately $73.7 million. The Company received aggregate proceeds, net of underwriters' discounts, in connection with the Overallotment of approximately $69.1 million. Subsequent to the IPO, the Company contributed the net proceeds from the IPO, including proceeds received from the Overallotment, to the Company's operating partnership, RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for units of limited partnership interest in the Operating Partnership ("OP Units"). The Operating Partnership holds substantially all of the Company's assets and conducts substantially all of its business. Upon completion of the IPO, the Company owned approximately 99.1% of the aggregate OP units. The Company intends to elect and qualify to be taxed as a REIT, for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        Upon completion of the IPO and related formation transactions, the Company succeeded to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), and the lodging assets of RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"), which collectively comprise the Company's predecessor (the "RLJ Predecessor"). Accordingly, the RLJ Predecessor was not a separate legal entity. RLJ Development, Fund II and Fund III were entities under the common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the IPO and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III received common shares or OP units, as applicable, as consideration for their respective interests in RLJ Development, Fund II and Fund III, and as a result became equity owners of the Company and/or the Operating Partnership, as applicable. The formation transactions, including the consideration received by the owners of RLJ Development, Fund II and Fund III, are described in greater detail in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the Securities and Exchange Commission (the "SEC").

        Due to the timing of the IPO and the formation transactions, the Company's financial condition as of December 31, 2010 and results of operations for the three and nine months ended September 30, 2010 reflect the financial condition and results of operations of the RLJ Predecessor. The Company's results of operations for the nine months ended September 30, 2011 reflect the financial condition and results of operations of the RLJ Predecessor together with the Company, while the financial condition as of September 30, 2011 reflects solely the Company.

        Substantially all of the Company's assets are held by, and all of its operations are conducted through, the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Company owned, through a combination of direct and indirect interests, 99.2% of the OP units at September 30, 2011. See Note 9 for additional disclosures on OP units.

        As of September 30, 2011, the Company owned interests in 140 hotels with 20,488 rooms located in 19 states and the District of Columbia. The Company owned interests in land parcels located adjacent to certain hotels. The Company, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans secured by hotels. The Company, through wholly-owned subsidiaries, owned a 100% interest in all of its assets, with the exception of the Doubletree Metropolitan Hotel New York City, in which the Company, through wholly-owned subsidiaries, owned a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. An independent hotel operator manages each hotel.

1. Organization

        RLJ Lodging Fund II ("RLJ Fund II") comprises RLJ Lodging Fund II, L.P. (the "Initial Fund II") and RLJ Lodging Fund II (P.F. #1), L.P. (the "Parallel Fund II"), which were formed in the state of Delaware on February 17, 2006 and April 5, 2006, respectively. The general partner of RLJ Fund II is RLJ Capital Partners II, LLC (the "Fund II General Partner"), a Delaware limited liability company. RLJ Fund II will continue until September 15, 2014 unless sooner dissolved pursuant to the terms of the RLJ Fund II limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund II General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Real Estate Fund III ("RLJ Fund III") comprises RLJ Real Estate Fund III, L.P. (the "Initial Fund III") and RLJ Real Estate Fund III (P.F. #1), L.P. (the "Parallel Fund III"), which were formed in the state of Delaware on June 18, 2007 and July 19, 2007, respectively. The general partner of RLJ Fund III is RLJ Capital Partners III, LLC (the "Fund III General Partner"), a Delaware limited liability company. RLJ Fund III will continue until January 14, 2016 unless sooner dissolved pursuant to the terms of the RLJ Fund III limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund III General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Development, LLC ("RLJ Development" and together with RLJ Fund II and RLJ Fund III, the "RLJ Predecessor" or the "Company") was formed in December 2000. RLJ Development is owned by its senior executives. The business and purpose of RLJ Development is to own, hold, manage and sell ownership interests in limited service hotel properties and engage in other real estate development activities.

        RLJ Fund II was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service hotels and full-service hotels located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund II was organized to operate identically to the Initial Fund II, sharing ratably in all investments. The Initial Fund II and the Parallel Fund II are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Lodging II Master, LLC (the "Fund II Master Company").

        RLJ Fund III was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service and full-service hotels, and a limited number of mixed-use properties with a lodging component and other commercial and residential properties located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund III was organized to operate identically to the Initial Fund III, sharing ratably in all investments. The Initial Fund III and the Parallel Fund III are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Real Estate III Master, LLC (the "Fund III Master Company").

        The Initial Fund II owns a 100% interest in RLJ Lodging II REIT, LLC (the "Fund II Initial REIT"). The Fund II Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Parallel Fund II owns a 100% interest in RLJ Lodging II REIT (PF#1), LLC (the "Fund II Parallel REIT"). The Fund II Parallel REIT is a REIT as defined in the Code. The Fund II Initial REIT and the Fund II Parallel REIT are collectively referred to as the "Fund II Investment REITs."

        Each investment made by RLJ Fund II is made through the Fund II Investment REITs. The Fund II Investment REITs make investments through the Master Company, which was organized in the state of Delaware on April 5, 2006. The Fund II Initial REIT and the Fund II Parallel REIT each own a percentage of the Fund II Master Company in proportion to the capital contributions made to the Fund II Initial Fund and the Fund II Parallel Fund, respectively. Together, the Fund II Investment REITs own a 100% interest in the Fund II Master Company. Substantially all of RLJ Fund II's and the Fund II Investment REITs' assets are held by, and all of their operations are conducted through, the Fund II Master Company or a wholly-owned subsidiary of the Fund II Master Company.

        The Initial Fund III owns a 100% interest in RLJ Real Estate III REIT, LLC (the "Fund III Initial REIT"). The Fund III Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Fund III Parallel Fund owns a 100% interest in RLJ Real Estate III REIT (PF#1), LLC (the "Fund III Parallel REIT"). The Fund III Parallel REIT is a REIT as defined in the Code. The Fund III Initial REIT and the Fund III Parallel REIT are collectively referred to as the "Fund III Investment REITs."

        Each investment made by RLJ Fund III is made through the Fund III Investment REITs. The Fund III Investment REITs make investments through the Fund III Master Company, which was organized in the state of Delaware on July 27, 2007. The Fund III Initial REIT and the Fund III Parallel REIT each own a percentage of the Fund III Master Company in proportion to the capital contributions made to the Fund III Initial Fund and the Fund III Parallel Fund, respectively. Together, the Fund III Investment REITs own a 100% interest in the Fund III Master Company. Substantially all of RLJ Fund III's and the Fund III Investment REITs' assets are held by, and all of their operations are conducted through, the Fund III Master Company or a wholly-owned subsidiary of the Fund III Master Company.

        RLJ Fund II had no operations prior to June 8, 2006, at which time the Second Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. and the Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund II LP Agreements." From June 15, 2006 through September 15, 2006, the Initial Fund II completed six closings, admitting limited partners to the partnership, with the final closing on September 15, 2006. On January 15, 2007, the limited partnership agreements for both the Initial Fund II and the Parallel Fund II were amended and restated. Effective that date, the Initial Fund II is operating under the Third Amended and Restated Limited Partnership Agreement and the Parallel Fund II is operating under the Second Amended and Restated Limited Partnership Agreement.

        RLJ Fund III had no operations prior to July 12, 2007, at which time the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. became effective. On August 14, 2007, the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund III LP Agreements." On April 3, 2009, the Fund III LP Agreements were amended and restated and now operate under the Second Amended and Restated Limited Partnership Agreement. From August 28, 2007 through January 14, 2008, the Initial Fund III completed five closings, admitting limited partners to the partnership, with the final closing on January 14, 2008.

        As of December 31, 2010, RLJ Fund II owned interests in 110 hotels with 14,713 rooms located in California, Colorado, Connecticut, Florida, Illinois, Indiana, Kentucky, Michigan, Nevada, New York, Tennessee, Texas, and Utah. Additionally, as of December 31, 2010, RLJ Fund II owned interests in land parcels located adjacent to certain hotels located in Illinois, Michigan and Texas. RLJ Fund II, through wholly-owned subsidiaries, owned a 100% interest in all of its assets. All of the assets are leased to the Fund II Master Company's taxable REIT subsidiary, RLJ Lodging II REIT Sub, Inc. (the "Fund II REIT Sub"), or a wholly-owned subsidiary of the Fund II REIT Sub. Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund II REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Fund III owned interests in 22 hotels with 4,351 rooms located in California, Colorado, Florida, Louisiana, Maryland, New York, Texas and the District of Columbia. As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans collateralized by hotels located in Georgia and Texas. Additionally, as of December 31, 2010, RLJ Fund III owned an interest in a land parcel located adjacent to a hotel in Texas. RLJ Fund III, through wholly-owned subsidiaries, owned a 100% interest in all of the assets, with the exception of the Doubletree Metropolitan Hotel New York City. RLJ Fund III, through wholly-owned subsidiaries, owns a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. The Fund III Master Company owns a 100% interest in the general partner of the limited partnership, DBT Met Venture GP, LLC, formed on December 8, 2010.

        All of RLJ Fund III's assets, with the exception of the Doubletree Metropolitan Hotel New York City, are leased to the Fund III Master Company's taxable REIT subsidiary, RLJ Real Estate III REIT Sub, Inc. (the "Fund III REIT Sub"), or a wholly-owned subsidiary of the Fund III REIT Sub. The Doubletree Metropolitan Manhattan hotel is leased to the DBT Met Venture's taxable REIT subsidiary, RLJ III—DBT Metropolitan Manhattan Lessee, LLC (the "Met REIT Sub"). Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund III REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Development owned no hotel properties and primarily only had assets and liabilities associated with owned furniture, fixtures and equipment, leases and its employees.

Summary of Significant Accounting Policies	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The consolidated balance sheet includes all of the accounts of the Company as of February 1, 2011, prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant inter-company balances and transactions have been eliminated in consolidation.

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

  Income Taxes

        The Company intends to operate and be taxed as a REIT under the Internal Revenue Code. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain) and which does not necessarily equal net income as calculated in accordance with GAAP. As a REIT, we generally will not be subject to federal income tax to the extent the Company currently distributes its REIT taxable income to its shareholders.

        REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which the qualification is lost unless the IRS grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to shareholders. However, the Company intends to organize and operate in such a manner as to qualify for treatment as a REIT.

  Organizational and Offering Costs

        The Company expenses organization costs as incurred and offering costs, which include selling commissions, will be deferred and charged to shareholders' equity.

  Share-Based Compensation

        In connection with the Offering, the Company expects to adopt an equity incentive plan that will provide for the issuance of share-based equity instruments including potential grants of share options, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other share-based awards, including long-term incentive plan units in the operating partnership, or any combination of the foregoing. Awards granted under this plan will generally require service-based vesting over a period of years subsequent to the grant date and resulting equity-based compensation expense measured at the fair value of the award on the date of grant will be recognized as an expense in the financial statements over the vesting period. The Company will account for awards granted under applicable share based compensation guidance contained in Financial Accounting Standards Board Accounting Standards Codification ASC 718.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The accompanying unaudited interim combined consolidated financial statements and related notes have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conformity with the rules and regulations of the SEC applicable to interim financial information. As such, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying unaudited interim financial statements include adjustments based on management's estimates (consisting of normal recurring adjustments), which the Company considers necessary for a fair statement of the combined consolidated balance sheets, statements of operations, statements of changes in equity and comprehensive loss and statements of cash flows for the interim periods presented. The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2010, included in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the SEC. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of actual operating results for the entire year.

  Use of Estimates

        The preparation of the financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reporting Periods

        As of September 30, 2011, the Company owned four hotels that are managed by affiliates of Marriott International ("Marriott"). The Company's hotels managed by Marriott are accounted for on a fiscal year comprised of 52 or 53 weeks ending on the Friday closest to December 31. The Company's results for the three and nine months ended September 30, 2011 and 2010 include the results of operations for the Company's Marriott-managed hotels for the 36-week periods ending September 9, 2011 and September 10, 2010, respectively.

  Reclassifications

        Certain de minimus prior year amounts in these financial statements have been reclassified to conform to the current year presentation with no impact to net income, shareholders' equity or cash flows.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, buildings, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through September 30, 2011 consisted of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable portion of the term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale."

        The Company assesses the carrying values of each hotel whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows which take into account current market conditions and the Company's intent with respect to holding or disposing of the hotel. If the Company's analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, it recognizes an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and the Company's plans to manage the underlying hotels. However, assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and the Company's ultimate investment intent that occur subsequent to a current impairment analysis could impact these assumptions and result in future impairment charges of the hotels.

  Earnings Per Share

        Basic earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period excluding the weighted average number of unvested restricted shares ("participating securities" as defined in Note 11). The basic earnings per share calculation includes the effect of such participating securities. Diluted earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period plus other potentially dilutive securities such as stock grants or shares that would be issued in the event of conversion of operating partnership units. No adjustment is made for shares that are anti-dilutive during a period.

  Share Based Compensation

        From time to time, the Company may award non-vested shares under the 2011 Equity Incentive Plan (the "2011 Plan"), as compensation to officers, employees and non-employee trustees (see Note 10). The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of grant, adjusted for forfeitures.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The combined consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

        The combined consolidated financial statements include the accounts of RLJ Fund II, RLJ Fund III and RLJ Development and their respective wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Initial Fund II and the Parallel Fund II are separate entities that do not have ownership interest in each other but are under the common control of the Fund II General Partner, likewise, the Initial Fund III and the Parallel Fund III are separate entities that do not have ownership interest in each other but are under the common control of the Fund III General Partner. RLJ Development, RLJ Fund II and RLJ Fund III are entities under the common control of Robert L. Johnson and were formed for the purpose of acquiring and operating hotel properties. As part of the intended transaction, the registrant will acquire certain of the assets of RLJ Development, including employees, FF&E, and leases, which will represent substantially all of RLJ Development's business. Since these three entities are under common control and RLJ Lodging Trust will succeed to their operations and businesses, the combined entities of RLJ Fund II, RLJ Fund III, and RLJ Development are presented as The RLJ Predecessor and referred to as the Company.

  Other

        Accounting Standards Codification (ASC) 205-20, "Presentation of Financial Statements—Discontinued Operations" and the Securities and Exchange Commission require that when a property is disposed of, previously issued annual financial statements included in a registration statement be restated to show the operating results of the property in discontinued operations for all periods presented. ASC 205-20 replaced Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

        On August 5, 2011, the Company transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to the deed in lieu of foreclosure arrangement. Accordingly, the hotel's revenues and expenses have been reclassified to discontinued operations for all periods presented and certain disclosures in Notes 2, 3, 4, 5 and 7 have been revised. This reclassification had no effect on shareholders' equity, cash flows or net income (loss). The effect on the Company's previously reported loss from continuing operations attributable to the New York LaGuardia Airport Marriott, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	As Reported			As Adjusted
	For the years ended December 31,			For the years ended December 31,
	2010	2009	2008	2010	2009	2008
Total revenue	$545,568	$482,488	$551,819	$516,666	$455,761	$517,502
Total operating expense	504,175	558,546	493,661	475,154	492,392	460,228
Interest expense, net	(85,209)	(90,596)	(90,535)	(82,754)	(86,276)	(86,353)

Loss from continuing operations before income tax expense	$(43,816)	$(166,654)	$(32,377)	$(41,242)	$(122,907)	$(29,079)

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reclassifications

        Certain prior year amounts in these financial statements have been reclassified to conform with the current year presentation with no impact to net income, owners' equity or cash flows.

  Risks and Uncertainties

        During the recent economic recession, the Company experienced reduced demand for its hotel rooms and services. Uncertainty over the economic recovery will continue to impact the lodging industry and the Company's financial results and growth. While the Company's financial results were impacted by the economic slowdown, it is expected that the Company's future financial results and growth will benefit while the economy continues to improve.

        In addition, the Company owned 23 and 17 hotels located in the Chicago, Illinois and Austin, Texas metropolitan areas, respectively. As a result, the Company is susceptible to adverse market conditions in these areas, including industry downturns, relocation of businesses and any oversupply of hotel rooms or a reduction in lodging demand.

  Revenue Recognition

        The Company's revenue comprises hotel operating revenue, such as room revenue, food and beverage revenue and revenue from other hotel operating departments (such as telephone, parking and business centers). These revenues are recorded net of any sales and occupancy taxes collected from guests. All rebates or discounts are recorded as a reduction in revenue, and there are no material contingent obligations with respect to rebates and discounts offered by the hotels. All revenues are recorded on an accrual basis as earned. Appropriate allowances are made for doubtful accounts and are recorded as bad debt expense. The allowances are calculated as a percentage of aged accounts receivable, based on individual hotel management company policy. Cash received prior to guest arrival is recorded as an advance from the guest and recognized as revenue at the time of occupancy.

        Incentive payments received pursuant to entry into management agreements are deferred and amortized into income over the life of the respective agreements. In 2007, RLJ Fund II received an incentive payment of $3.0 million related to purchasing a hotel and entering into a management agreement with Marriott International for management of the New York LaGuardia Airport Marriott, which will be recognized over the remaining term of the management agreement. As of December 31, 2010 and 2009, there is approximately $2.6 million and $2.7 million, respectively, remaining to be recognized.

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

  •
  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

  •
  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by giving consideration to one or both of the following criteria, as appropriate: (1) interest rates for loans of comparable quality and maturity, and (2) the value of the underlying collateral. The fair values of the Company's investment in collateralized loans are generally classified within Level 3 of the valuation hierarchy. The fair value estimated at December 31, 2010 and 2009 was $22.1 million and $12.9 million, respectively.

  •
  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 11 to these financial statements.

  •
  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.

  •
  Fixed rate mortgage notes payable—The fair value estimated at December 31, 2010 and 2009 of $796.5 million and $808.4 million, respectively (excluding loans collateralized by properties held for sale), is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, building, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through December 31, 2010 consist of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale".

        For hotels that are classified as held for investment, the Company assesses the carrying values of each hotel, whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows, which take into account current market conditions and our intent with respect to holding or disposing of the hotel. If our analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, we recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third-party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and our strategic plans to manage the underlying hotels. However assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and our ultimate investment intent that occur subsequent to a current impairment analyses could impact these assumptions and result in future impairment charges of the hotels.

  Investment in Loans

        The Company holds investments in two collateralized mortgage loans. The loans are collateralized by the related hotels and were recorded at acquisition at their initial investment, which includes the amount paid to the seller plus any fees paid or less any fees received. The acquired loans were of a deteriorated credit quality as the loans were already in default, at the date of the Company's acquisition of the loans and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        When the loans were acquired, the Company commenced foreclosure proceedings. The Company initially acquired the loans for the reward of ownership of the underlying collateral and as a result placed the loans on non-accrual status and recognized income on a cash-basis method. The loans were brought current when the borrower paid all outstanding regular monthly payments and interest accrued. As the loans are no longer in default, the Company determined that the cash flows can reasonably be estimated and therefore the loans are no longer on non-accrual status.

        Company considers expected prepayments, and estimates the amount and timing of undiscounted expected principal, interest and other cash flows. The Company determines any excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted. The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid to acquire the loan is accreted into interest income over the remaining life of the loan. The Company will regularly re-estimate cash flows expected to be collected over the life of the loan. Any changes in future cash flows expected to be collected will result in a prospective adjustment to the interest yield which will be recognized over the loan's remaining life. A reserve will be established if the present value of payments expected to be received, observable market prices, or the estimated fair value of the collateral (for loans that are dependent on the collateral for repayment) of an impaired loan is lower than the carrying value of that loan. As of December 31, 2010 and 2009, no reserves for loan losses were deemed necessary.

  Cash and Cash Equivalents

        All highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. The Company maintains cash balances in domestic banks, which, at times, may exceed the limits of amounts insured by the Federal Deposit Insurance Corporation.

  Restricted Cash Reserves

        All cash that is required to be maintained in a reserve escrow account by a management agreement and/or a mortgage agreement for replacement of furniture, fixtures and equipment and funding of real estate taxes and insurance is considered to be restricted cash reserves. Net cash from operations from the New York LaGuardia Airport Marriott are distributed monthly to the lender as a result of an event of default on its mortgage loan. The cash distributed to the lender is considered to be restricted cash reserves.

  Deferred Financing Fees

        Deferred financing fees relate to costs incurred to obtain long-term financing of hotel properties. Deferred financing fees are recorded at cost and are amortized using the straight-line method, which approximates the effective interest method, over the respective terms of the mortgage loans that are collateralized by the hotel properties and over the term of a credit facility collateralized by capital commitments of RLJ Fund II or RLJ Fund III, as applicable (see Note 7) and are included as a component of interest expense. For the years ended December 31, 2010, 2009 and 2008, approximately $2.7 million, $3.0 million and $3.1 million (excluding discontinued operations), respectively, of amortization expense was recorded as a component of interest expense. Accumulated amortization at December 31, 2010 and 2009 was approximately $13.1 million and $10.1 million (excluding discontinued operations), respectively.

  Deferred Management Fees

        In June 2006, in consideration for the agreement of White Lodging Services Corporation ("WLS") to enter into new management agreements on terms favorable to RLJ Fund II, a subsidiary of RLJ Fund II made a one-time payment of $20.0 million to WLS. This payment was recorded at cost, and is being amortized as a component of management fee expense, which is included in management fees, over the 20-year initial term of the management agreement. For the years ended December 31, 2010, 2009 and 2008, $1.0 million of amortization expense was recorded in each year with respect to deferred management fees. As of December 31, 2010 and 2009, accumulated amortization was approximately $4.6 million and $3.6 million, respectively.

  Comprehensive Income (Loss)

        Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains and losses resulting from hedging activities.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising expense was approximately $4.1 million, $2.1 million and $1.8 million (excluding discontinued operations) for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in other hotel operating expenses.

  Transaction and Pursuit Costs

        The Company incurs costs during the review of potential property acquisitions, including legal fees, architectural costs, environmental reviews and market studies. Prior to December 31, 2008, these costs were included in prepaid expenses and other current assets until the property was either acquired or the deal was abandoned. Costs related to properties that were acquired were reclassified to investment in hotel properties at the time of acquisition. Costs related to deals that were abandoned were expensed to transaction and pursuit costs at the time of abandonment.

        On January 1, 2009, the Company adopted the new accounting guidance on business combinations, which requires transaction costs to be expensed as incurred. At December 31, 2008, the Company had approximately $700 of costs related to acquisitions that were expected to close during 2009, which were included in prepaid expenses and other current assets. Those costs were expensed as transaction and pursuit costs at December 31, 2008.

        On February 26, 2009, RLJ Fund II terminated its obligation to purchase two additional properties under a purchase and sale agreement. Approximately $5.6 million was paid as a termination fee, which is included in transaction and pursuit costs.

  Derivative Financial Instruments

        In the normal course of business, the Company is exposed to the effects of interest rate changes. As of December 31, 2010 and 2009, approximately 24.9% and 23.1%, respectively, of the Company's borrowings were subject to variable rates. The Company limits the risks associated with interest rate changes by following the Company's established risk management policies and procedures, including the use of derivatives. The Company utilizes derivative financial instruments to manage, or hedge, interest rate risk. The Company attempts to require that hedging derivative instruments be effective in reducing the interest rate risk exposure that they are designated to hedge. This effectiveness is essential in order to qualify for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the derivative contract. When the terms of an underlying transaction are modified, or when the underlying hedged item ceases to exist, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures.

        The Company utilizes a variety of borrowing vehicles including a credit facility and medium and long-term financings. To reduce the Company's susceptibility to interest rate variability, the Company uses interest rate instruments, typically interest rate swaps and caps, to convert a portion of variable rate debt to fixed rate debt.

        Interest rate differentials that arise under interest rate swap and cap contracts are recognized in interest expense over the life of the contracts. Interest rate swap and cap agreements contain a credit risk that counterparties may be unable to fulfill the terms of the agreement. The Company has minimized that risk by evaluating the creditworthiness of its counterparties, who are limited to major banks and financial institutions, and it does not anticipate nonperformance by the counterparties.

        Gains and losses on swap and cap agreements determined to be effective hedges are reported in other comprehensive income (loss) and are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedged items is recognized in earnings in the current period. At December 31, 2010 and 2009, the aggregate fair value of approximately $3.8 million and $14.9 million, respectively, of the swap agreements was recorded as a liability in the accompanying combined consolidated financial statements.

  Distributions

        RLJ Fund II is required to make quarterly distributions to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Distributable proceeds are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner. As of December 31, 2010, an aggregate of approximately $158.8 million (excluding advisory fees, see Note 12) had been distributed to partners.

        RLJ Fund III is required to make quarterly distributions to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Distributable proceeds are apportioned among the Fund III General Partner and the RLJ Fund III LP limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner. As of December 31, 2010, no distributions had been made to partners (excluding advisory fees, see Note 12).

        RLJ Fund II, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $131 had been distributed to preferred unitholders.

        RLJ Fund III, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $93 had been distributed to preferred unitholders.

        Pursuant to the terms of the RLJ Development's Limited Liability Company Agreement (the "LLC Agreement"), distributions are made at the discretion of the managing member. Distributions are made to Members in the following priority; (i), first to Class A Members who are entitled to receive any unpaid preferred return until the unpaid preferred return is reduced to zero; (ii), next to each Member, an amount equal to the excess of the tax rate percentage (as defined by the LLC Agreement) multiplied by the aggregate amount of net profits allocated to such members; (iii), next to Class A Members in proportion to the respective amounts of their unreturned capital (as defined by the LLC Agreement), until the unreturned capital of all Class A Members is reduced to zero; (iv), thereafter, among the Members in proportion to their respective membership percentage interests.

  Allocation of Profits and Losses

        Profits and losses of RLJ Fund II are allocated to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Profits and losses are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner.

        Profits and losses of RLJ Fund III are allocated to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Profits and losses are apportioned among the Fund III General Partner and the RLJ Fund III limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner.

        Profits of RLJ Development are allocated in accordance with the LLC Agreement: (i) first, to Members who received allocations of losses for earlier periods in proportion to the cumulative amount of those losses; (ii) next, to Class A Members in proportion to their respective percentage interests, until those Members have received cumulative allocation of profits for the current year and all prior years not offset by losses allocated to them equal to the cumulative amount of their annual preferred return; and (iii) thereafter, to the Members in proportion to their respective membership percentage interests. Losses of RLJ Development are allocated to Members in the following order or priority: (i) first, to Members who received allocations of profits in earlier fiscal years in proportion to the cumulative amount of profits previously allocated to them; (ii) next, to Members who have a positive capital account in proportion to the respective amounts of their positive capital accounts until the accounts are reduced to zero; and (iii) thereafter, to the Members in proportion to their respective percentage interests.

  Noncontrolling Interests

        As of December 31, 2010, we consolidate DBT Met Hotel Venture, LP, a majority-owned partnership that has a third-party, noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest on the balance sheet.

  Income Taxes

        The Fund II and Fund III Investment REITs have elected to be taxed as real estate investment trusts under Sections 856 through 860 of the Internal Revenue Code commencing with their taxable years ended December 31, 2006 and 2007, respectively. To qualify as a REIT, each Investment REIT must meet a number of organizational and operational requirements, including a requirement that they currently distribute at least 90% of their adjusted taxable income to their owners. The Investment REITs' current intention is to adhere to these requirements and maintain the qualification for taxation as REITs. As REITs, the Investment REITs generally are not subject to federal corporate income tax on that portion of net income that is currently distributed to owners. If the Investment REITs fail to qualify for taxation as a REIT in any taxable year, they will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if the Investment REITs qualify for taxation as REITs, the Investment REITs may be subject to certain state and local taxes on their income and property, and to federal income and excise taxes on their undistributed taxable income.

        Taxable income from non-REIT activities managed through taxable REIT subsidiaries is subject to federal, state and local income taxes. As wholly-owned taxable REIT subsidiaries of the Master Companies, the taxable REIT subsidiaries are required to pay income taxes at the applicable rates. The consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of the taxable REIT subsidiary as well as state income taxes incurred by the REITs and Master Companies.

        Where required, deferred income taxes are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities and their respective income tax bases and for operating loss, capital loss and tax credit carryforwards based on enacted income tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that is more likely than not they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

        The Company has made no provision for federal or state income taxes (other than the provisions consolidated from wholly-owned subsidiaries), since the profits and losses are reported by the individual owners. The Company performs an annual review for any uncertain tax positions and will record expected future tax consequences of uncertain tax positions in its financial statements. At December 31, 2010 and 2009, the Company did not identify any uncertain tax positions.

Acquisition of Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisition of Hotel Properties
Acquisition of Hotel Properties

3. Acquisition of Hotel Properties

        The Company did not acquire any hotels during the three months ended September 30, 2011. During the nine months ended September 30, 2011, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Columbus	Columbus, OH	January 11, 2011	Crescent Hotels and Resorts	221	$9.5 million	100%
Renaissance Pittsburgh Hotel	Pittsburgh, PA	January 12, 2011	Sage Hospitality	300	47.1 million	100%
Courtyard Atlanta Buckhead	Atlanta, GA	January 18, 2011	Noble Management Group	181	27.0 million	100%
Doubletree Hotel Columbia	Columbia, MD	January 18, 2011	Urgo Hotels	152	10.5 million	100%
Denver Airport Marriott at Gateway Park	Denver, CO	January 18, 2011	Sage Hospitality	238	46.0 million	100%
Crowne Plaza Hotel West Palm Beach	West Palm Beach, FL	January 18, 2011	Windsor Capital Group	219	16.0 million	100%
Wyndham Raleigh Durham-Research Triangle Park	Durham, NC	January 24, 2011	Noble Management Group	175	7.0 million	100%
Wyndham Pittsburgh	Pittsburgh, PA	January 24, 2011	Urgo Hotels	198	21.2 million	100%
Hampton Inn Houston-Near the Galleria	Houston, TX	March 14, 2011	Interstate Management Company	176	20.3 million	100%

				1,860	$204.6 million

        During the nine months ended September 30, 2010, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Tampa	Tampa, FL	April 15, 2010	Hilton Hotels Corporation	360	$76.9 million	100%
Fairfield Inn and Suites Washington, DC	Washington, DC	June 1, 2010	Urgo Hotels	198	40.0 million	100%
Embassy Suites Ft Myers/Estero	Ft Myers, FL	June 23, 2010	Hilton Hotels Corporation	150	13.2 million	100%
Homewood Suites Washington DC	Washington, DC	July 1, 2010	Crestline Hotels and Resorts	175	58.5 million	100%
Hilton New York/Fashion District	New York, NY	September 22, 2010	Highgate Hotels	280	121.8 million	100%

				1,163	$310.4 million

        The allocation of purchase price for the hotel properties acquired was as follows (in thousands):

	September 30,
	2011	2010
Land and land improvements	$29,131	$50,959
Buildings and improvements	153,557	249,334
Furniture, fixtures and equipment	21,900	10,116

Total Purchase Price	$204,588	$310,409

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 16 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net income (loss) from the hotels acquired during the nine months ended September 30, 2011 and 2010, which are included in the accompanying unaudited combined consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010, respectively, were as follows (in thousands):

	2011 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$17,615	$—	$51,189	$—
Net income	$803	$—	$738	$—

	2010 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$16,538	$9,051	$48,843	$13,187
Net income (loss)	$1,598	$(3,140)	$7,389	$(4,132)

        The following unaudited condensed pro forma financial information presents the results of operations as if the 2011 and 2010 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The Hilton New York / Fashion District did not open until April 2010. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The condensed pro forma financial information excludes discontinued operations and is not necessarily indicative of what actual results of operations of the Company would have been assuming the acquisitions had taken place on January 1, 2010, nor does it purport to represent the results of operations for future periods. The unaudited condensed pro forma financial information, excluding discontinued operations, is as follows, (in thousands, except share and per share data):

	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$197,251	$183,185	$572,879	$529,248
Net income (loss)	$8,371	$4,336	$(5,776)	$(13,454)
Net income (loss) per share attributable to common shareholders—basic and diluted	$0.08		$(0.06)

Weighted average number of shares outstanding—basic and diluted	105,228,305		89,316,830

3. Acquisition of Hotel Properties

        On January 8, 2009, RLJ Fund II, through wholly-owned subsidiaries, acquired a 100% interest in the 168-room Hilton Garden Inn Bloomington hotel for a purchase price of approximately $20.7 million. The hotel is located in Bloomington, Indiana. WLS was selected to manage the hotel. The acquisition was financed using proceeds from a mortgage of approximately $14.8 million and operating capital.

        On February 25, 2009, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 298-room Hilton Garden Inn New York/West 35th Street hotel for a purchase price of approximately $125.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage proceeds of approximately $60.0 million.

        On April 15, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 360-room Embassy Suites Tampa-Downtown Convention Center hotel for a purchase price of approximately $77.0 million. The hotel is located in Tampa, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $40.0 million.

        On June 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 196-room Fairfield Inn & Suites Washington, DC/Downtown hotel for a purchase price of approximately $40.0 million. The hotel is located in Washington, DC. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On June 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 150-room Embassy Suites Ft Myers-Estero hotel for a purchase price of approximately $13.3 million. The hotel is located in Fort Myers, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On July 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Homewood Suites by Hilton Washington hotel for a purchase price of approximately $58.5 million. The hotel is located in Washington, DC. Crestline Hotels and Resorts was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $31.0 million.

        On September 22, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 280-room Hilton New York/Fashion District for a purchase price of approximately $121.8 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 14, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 123-room Hampton Inn & Suites Denver Tech Center hotel for a purchase price of approximately $12.9 million. The hotel is located in Denver, Colorado. K Partners Hospitality Group was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 26, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 133-room Garden District hotel for a purchase price of approximately $6.4 million. The hotel is located in New Orleans, Louisiana. The hotel will remain closed during renovations and should re-open in the next twelve to eighteen months. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 108-room Residence Inn Columbia hotel for a purchase price of approximately $14.0 million. The hotel is located in Ellicott City, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 162-room Residence Inn National Harbor Washington, DC hotel for a purchase price of approximately $49.0 million. The hotel is located in National Harbor, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 130-room Residence Inn Silver Spring hotel for a purchase price of approximately $25.0 million. The hotel is located in Silver Spring, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 16, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 284-room Hilton Garden Inn New Orleans Convention Center hotel for a purchase price of approximately $25.2 million. The hotel is located in New Orleans, Louisiana. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 105-room Hampton Inn West Palm Beach Central Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 100-room Hilton Garden Inn West Palm Beach Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 17, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 160-room Hollywood Heights Hotel for a purchase price of approximately $29.4 million. The hotel is located in Los Angeles, California. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 95% interest in the 759-room Doubletree Metropolitan Hotel New York City. The total purchase price was approximately $335.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed using proceeds from a senior mortgage loan of $150 million, a mezzanine loan of $50 million and capital contributions.

        The allocation of purchase price for the hotel properties acquired was as follows:

	December 31,
	2010	2009
Land and land improvements	$250,125	$26,535
Buildings and improvements	546,940	113,602
Furniture, fixtures and equipment	34,717	5,382
Intangibles	1,298	—

Total Purchase Price	$833,080	$145,519

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 17 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net loss from the hotels acquired in 2010 of $33.0 million and $8.9 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2010. Total revenues and net income from the hotels acquired in 2009 of $23.9 million and $1.3 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2009.

        The following unaudited pro forma financial information presents the results of operations as if the 2010 acquisitions had taken place on the latter of January 1, 2009 or the opening date of the hotel. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The results of operations for the 2009 acquisitions for the period not owned were not significant compared to the Company's results of operations. The results of operations for the 2008 acquisitions are presented as if the acquisitions had taken place on January 1, 2008. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2009.

	2010	2009	2008
Revenue	$638,546	$587,972	$531,275
Net income (loss)	(2,939)	(163,729)	(31,907)

Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations
Discontinued Operations

4. Discontinued Operations

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total sale price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.0 million at April 23, 2010. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $0.2 million.

        In February 2010, Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        Operating results of discontinued operations were as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2010	2011	2010
Net revenues	$3,537	$7,032	$16,917	$26,337
Operating expenses	4,006	7,356	18,107	25,555

Operating income (loss)	(469)	(324)	(1,190)	782
Interest expense	(77)	(291)	(488)	(5,459)

Net loss from discontinued operations, before gain on sale	(546)	(615)	(1,678)	(4,677)
Gain on extinguishment of indebtedness	23,516	—	23,516	—
Gain on sale of properties	—	(4)	—	23,711

Net income (loss) from discontinued operations	$22,970	$(619)	$21,838	$19,034

4. Discontinued Operations

        On January 31, 2007, RLJ Development, through wholly-owned subsidiaries, sold four hotels for $270.0 million, resulting in a gain of approximately $163.7 million. During 2008, RLJ Development settled certain expenses with the purchaser of those hotels and recorded an additional gain on sale of properties of $43.

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total purchase price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.3 million at December 31, 2009. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $153.

        The aforementioned six RLJ Development mortgage notes included financial and other covenants that required the maintenance of certain ratios. As of December 31, 2009, RLJ Development was in compliance with all covenants under the six mortgage loans.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        At December 31, 2009 the balance sheet of the assets of hotels held for sale were as follows:

2009
Assets
Cash held in escrow	$1,546
Accounts receivable, net	499
Prepaid expenses and other current assets	252
Property and equipment, net	49,406
Deferred financing costs, net	63

Total assets	$51,766

Liabilities
Accounts payable	$492
Accrued expenses	1,119
Mortgage notes payable	42,775

Total liabilities	$44,386

        Comparative operating results of discontinued operations were as follows:

	For the Year Ended December 31,
	2010	2009	2008
Net revenues	$35,673	$48,465	$59,281
Operating expenses	34,165	46,916	52,657
Impairment	—	36,946	—

Operating income (loss)	1,508	(35,397)	6,624
Interest expense	(5,647)	(7,893)	(7,854)

Net loss from discontinued operations, before gain on sale	(4,139)	(43,290)	(1,230)
Gain on sale of properties	23,710	—	43

Net income (loss) from discontinued operations	$19,571	$(43,290)	$(1,187)

Investment in Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment in Hotel Properties
Investment in Hotel Properties

5. Investment in Hotel Properties

        Investment in hotel properties as of September 30, 2011 and December 31, 2010 consisted of the following (in thousands):

	September 30, 2011	December 31, 2010
Land and land improvements	$512,302	$488,031
Buildings and improvements	2,320,128	2,188,153
Furniture, fixtures and equipment	363,308	310,266
Intangibles	1,298	1,298

	3,197,036	2,987,748
Accumulated depreciation and amortization	(436,252)	(361,058)

Investment in hotel properties, net	$2,760,784	$2,626,690

        For the three and nine months ended September 30, 2011, depreciation and amortization expense related to investment in hotel properties was approximately $28.8 million and $90.8 million (excluding discontinued operations), respectively. For the three and nine months ended September 30, 2010, depreciation and amortization expense related to investment in hotel properties was approximately $24.3 million and $69.8 million (excluding discontinued operations), respectively.

  Impairment

        During each of the three and nine month periods ended September 30, 2011 and 2010, the Company determined there was no impairment on its investment in hotels.

5. Investment in Hotel Properties

        Investment in hotel properties as of December 31, 2010 and 2009 consisted of the following (excluding discontinued operations):

	December 31,
	2010	2009
Land and land improvements	$487,971	$237,915
Buildings and improvements	2,188,213	1,637,852
Furniture, fixtures and equipment	310,266	262,963
Intangibles	1,298	—

	2,987,748	2,138,730
Accumulated depreciation and amortization	(361,058)	(261,147)

Investment in hotel properties, net	$2,626,690	$1,877,583

        For the years ended December 31, 2010, 2009 and 2008, depreciation and amortization expense related to investment in hotel properties was approximately $96.0 million, $90.7 million and $79.4 million (excluding discontinued operations), respectively.

  Impairment

        During the year ended December 31, 2010, the Company determined there was no impairment on its investment in hotels. During the years ended December 31, 2009 and 2008, as a result of the general economic recession and reduced demand for its hotel rooms and services resulting from an overall decline in travel demand, the Company assessed the recoverability of the carrying value for all of the hotel assets in the portfolio. This assessment resulted in the Company determining that 16 and five hotels, respectively, had carrying values in excess of undiscounted cash flows, and accordingly recorded an impairment charge totaling $61.4 million and $21.5 million, respectively. The impairment charge recorded for the New York LaGuardia Airport Marriott for the year ended December 31, 2009 of $36.9 million was reclassified to discontinued operations.

Investment in Loans	12 Months Ended
Dec. 31, 2010
Investment in Loans
Investment in Loans

6. Investment in Loans

        On November 3, 2009, RLJ Fund III purchased two mortgage loans collateralized by the SpringHill Suites Houston Medical Park and the Residence Inn Atlanta Midtown. The purchase price was $12.7 million, and was financed by borrowings on the credit facility. The loans mature on September 6, 2017, amortize based on a 30 year term and, as of December 31, 2010, had a principal balance of $14.2 million and $10.8 million, respectively. The acquired loans were of deteriorated credit quality as the loans were already in default at the date of the Company's acquisition of the loans, and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        Investment in loans as of December 31, 2010 and 2009 consisted of the following:

	December 31,
	2010	2009
Note secured by SpringHill Suites Houston Medical Park	$14,229	$14,431
Note secured by Residence Inn Atlanta Midtown	10,771	10,932

	25,000	25,363
Carrying amount of loans	$12,840	$12,899

Accretable Yield
Balance at December 31, 2009	$—
Reclassification from nonaccretable difference	7,212
Accretion	(43)

Balance at December 31, 2010	$7,169

        The SpringHill Suites Houston Medical Park and Residence Inn Atlanta Midtown loans require monthly payments of principal and interest of $88 and $65, respectively. Subsequent to acquisition, RLJ Fund III, through wholly-owned subsidiaries, began the foreclosure process to protect its investment. On July 16, 2010, RLJ Fund III settled and reinstated both of the loans purchased and reported as investment in loans on the combined consolidated balance sheets. The loans were brought current when the borrower paid all outstanding regular monthly payments due plus default interest of $815 and reimbursement of legal fees of $100. For the year ended December 31, 2010, interest income from the loans was $2.2 million, including $815 of default interest. For the year ended December 31, 2009, interest income from the loans was approximately $56.

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt
Long-Term Debt

6. Debt

  Credit Facility

        The Company, through the Operating Partnership, has an unsecured revolving credit facility that provides for maximum borrowings of up to $300.0 million. The credit facility requires that a group of no less than fifteen of the Company's hotel properties remain unencumbered by outstanding indebtedness. The credit facility contains certain financial covenants relating to maximum leverage ratio, minimum fixed charge coverage ratio, minimum tangible net worth and maximum secured indebtedness. If an event of default exists, under the terms of the credit facility, the Company is not permitted to make distributions to shareholders, other than those required to qualify for and maintain REIT status. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The credit facility matures on June 20, 2014 and may be extended for an additional year, at the Company's option. In addition, the Company has the option to increase the revolving loan commitment to $450.0 million, subject to certain conditions (including consent of the lenders). The Company incurred $3.0 million in deferred financing fees related to the credit facility.

        Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus an applicable margin. The margin ranges from 2.25% to 3.25%, depending on the Company's leverage ratio, as calculated under the terms of the credit facility. The Company incurs an unused facility fee of between 0.30% and 0.40%, based on the amount by which the maximum borrowing amount exceeds the total principal balance of outstanding borrowings.

        Under the terms of the credit facility, one or more standby letters of credit, up to a maximum aggregate outstanding balance of $30.0 million, may be issued on behalf of the Company by the lenders holding the credit facility. The Company will incur a fee of 0.125% of the value of each standby letter of credit that is issued on its behalf. Any outstanding standby letters of credit would reduce the available borrowings on the credit facility by a corresponding amount. No standby letters of credit were outstanding at September 30, 2011. The Company also may borrow up to a maximum aggregate outstanding balance of $40.0 million of swingline loans. Any outstanding swingline loans would reduce the available borrowings on the credit facility by a corresponding amount. No swingline loans were outstanding at September 30, 2011.

        The Company did not incur any interest expense on the credit facility for the three or nine months ended September 30, 2011. For both the three and nine months ended September 30, 2011, the Company incurred an unused commitment fee of approximately $0.3 million. There were no borrowings outstanding at September 30, 2011.

  RLJ Predecessor Credit Facility

        Fund III, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $200.0 million. The credit facility was collateralized by Fund III's partners' committed and uncalled capital and was guaranteed by Fund III. Borrowings under the credit facility bore interest at variable rates equal to the LIBOR plus a margin of 0.75%. For both the three and nine months ended September 30, 2010, the weighted average interest rate for borrowings under the credit facility was approximately 1.00%. There were no borrowings at September 30, 2011 since the credit facility matured on January 31, 2011.

        Fund III incurred interest expense related to the credit facility of approximately $0.2 million and $0.8 million for the three and nine months ended September 30, 2010. No interest expense related to the credit facility was incurred for either the three or nine months ended September 30, 2011. Additionally, there was an unused commitment fee of 0.15% of the unused portion of the credit facility. For the three and nine months ended September 30, 2011, Fund III incurred an unused commitment fee of approximately zero and $12,000, respectively. For the three and nine months ended September 30, 2010, Fund III incurred an unused commitment fee of approximately $39,000 and $0.1 million, respectively.

        A letter of credit was issued on Fund III's behalf (now by the Company) with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances were drawn on this letter of credit as of September 30, 2011 or December 31, 2010.

        At December 31, 2010, Fund III had approximately $198.1 million available for borrowing.

  Mortgage Loans

        As of September 30, 2011 and December 31, 2010, the Company was subject to the following mortgage loans (in thousands):

					Principal balance at,
Lender	Number of Assets Encumbered	Interest rate at September 30, 2011(1)	Maturity Date		September 30, 2011		December 31, 2010
Keybank(2)	6	1.47% (3)	April 2012		$48,000		$48,000
State Street Bank(2)		2.98% (3)	April 2012		37,000		37,000
Wells Fargo	1	4.25% (4)	June 2013	(5)	60,000		60,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	40,000		40,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	31,000		31,000
Wells Fargo	1	4.90% (6)	Dec 2013	(5)	150,000		150,000
Blackstone		10.75% (6)	Dec 2013	(5)	50,000		50,000
Capmark Financial Group	1	6.12%	April 2015		4,357		4,446
Capmark Financial Group	1	5.50%	May 2015		5,014		5,123
Capmark Financial Group	1	5.55%	May 2015		11,742		11,997
Capmark Financial Group	1	5.55%	June 2015		5,094		5,205
Barclay's Bank	1	5.55%	June 2015		2,661		2,718
Barclay's Bank	1	5.55%	June 2015		4,368		4,462
Barclay's Bank	1	5.55%	June 2015		10,181		10,400
Barclay's Bank	1	5.55%	June 2015		9,086		9,282
Barclay's Bank	1	5.55%	June 2015		8,142		8,317
Barclay's Bank	1	5.60%	June 2015		5,645		5,751
Barclay's Bank	1	5.60%	June 2015		8,771		8,956
Barclay's Bank	1	5.55%	June 2015		5,335		5,450
Barclay's Bank	1	5.55%	June 2015		35,371		36,135
Barclay's Bank	1	5.60%	June 2015		6,717		6,861
Barclay's Bank	1	5.55%	June 2015		5,986		6,116
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.60%	June 2015		8,764		8,952
Barclay's Bank	1	5.55%	June 2015		6,870		7,018
Barclay's Bank	1	5.55%	June 2015		7,562		7,724
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.55%	June 2015		7,853		8,023
Barclay's Bank	1	5.55%	June 2015		9,855		10,068
Capmark Financial Group	1	5.50%	July 2015		6,933		7,083
Barclay's Bank	1	5.44%	Sept 2015		11,304		11,547
Merrill Lynch	1	6.29%	July 2016		9,321		9,403
Merrill Lynch	1	6.29%	July 2016		5,558		5,605
Merrill Lynch	1	6.29%	July 2016		7,802		7,871
Merrill Lynch	1	6.29%	July 2016		9,336		9,416
Wachovia Securities	43	6.29%	July 2016		494,770		499,132
Wachovia Securities	1	6.29%	July 2016		6,683		6,742
Wells Fargo / Morgan Stanley	2	6.29%	July 2016		35,357		35,669
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		6,857		6,916
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		9,762		9,845
Capmark Financial Group		—	—		—	(7)	72,246
Merrill Lynch		—	—		—	(7)	92,000
Wells Fargo		—	—		—	(7)	23,967
Wells Fargo / GE		—	—		—	(7)	186,392
Capmark Financial Group		—	—		—	(7)	10,818
Capmark Financial Group		—	—		—	(7)	9,975
Capmark Financial Group		—	—		—	(7)	12,350
Capmark Financial Group		—	—		—	(7)	10,334
Capmark Financial Group		—	—		—	(7)	22,934
Capmark Financial Group		—	—		—	(7)	11,078
Capmark Financial Group		—	—		—	(7)	11,355
Capmark Financial Group		—	—		—	(7)	13,339
Capmark Financial Group		—	—		—	(8)	58,000

	86				$1,202,817		$1,747,077

(1)
Interest rate at September 30, 2011 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
The Keybank and State Street Bank loans are a senior and a mezzanine loan, respectively, which, as of September 30, 2011 had outstanding balances of $48 million and $37 million, respectively.
(3)
Requires payments of interest only.

(4)
Requires payments of interest only until the commencement of the extension periods.

(5)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(6)
Requires payments of interest only until the commencement of the second extension period.

(7)
Loan(s) was/(were) paid off in conjunction with the IPO on May 16, 2011.

(8)
Loan was terminated in conjunction with the deed in lieu of foreclosure arrangement.

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at September 30, 2011 and December 31, 2010.

  Term Loan

        On January 14, 2011, Fund III entered into a $140.0 million unsecured term loan. Fund III agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the term loan. The term loan contains certain financial covenants related to maximum leverage ratio, minimum fixed charge coverage ratio and minimum net worth. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The term loan had an original maturity date of September 30, 2011, with two six month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00% (5.25% and zero at September 30, 2011 and December 31, 2010, respectively). For the three and nine months ended September 30, 2011, the Company incurred $1.9 million and $5.1 million of interest expense, respectively, related to the term loan. On September 30, 2011, the Company amended the term loan to extend the maturity date to November 15, 2011, with one extension to December 31, 2011, at the Company's option. On October 21, 2011, the term loan was fully repaid.

7. Long-Term Debt

  Credit Facility

        RLJ Fund II, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $100.0 million. The credit facility was collateralized by RLJ Fund II's partners' committed and uncalled capital and was guaranteed by RLJ Fund II. On May 8, 2008, RLJ Fund II terminated its credit facility.

        Borrowings under the credit facility bore interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the year ended December 31, 2008, the weighted average interest rate for borrowings under the credit facility was approximately 4.75%.

        RLJ Fund II incurred interest expense related to the credit facility of approximately $147 for the year ended December 31, 2008. Additionally, there was an unused commitment fee of 0.175% of the unused portion of the credit facility. RLJ Fund II incurred an unused commitment fee of approximately $49 for the year ended December 31, 2008.

        RLJ Fund III, through wholly-owned subsidiaries, maintains a credit facility that provides for maximum borrowings of up to $200.0 million. The credit facility is collateralized by RLJ Fund III's partners' committed and uncalled capital and is guaranteed by RLJ Fund III. The credit facility matured on January 31, 2011. Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the years ended December 31, 2010, 2009 and 2008, the weighted average interest rate for borrowings under the credit facility was approximately 1.04%, 1.01% and 3.90%, respectively.

        RLJ Fund III incurred interest expense related to the credit facility of approximately $1.0 million, $1.3 million and $533 for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, there is an unused commitment fee of 0.15% of the unused portion of the credit facility. RLJ Fund III incurred an unused commitment fee of approximately $156, $119 and $262 for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Fund III is subject to a letter of credit with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances have been drawn on this letter of credit as of December 31, 2010. Its issuance reduces the amount available on the credit facility by the entire $1.9 million value.

        At December 31, 2010 and 2009, RLJ Fund III had outstanding borrowings under the credit facility of approximately $0 and $146.0 million, respectively. At December 31, 2010 and 2009, RLJ Fund III had approximately $198.1 million and $50.4 million, respectively, available for borrowing.

  Mortgage Loans

        As of December 31, 2010 and 2009, the Company is subject to the following mortgage loans (excluding loans collateralized by properties that are held for sale):

							Principal balance at December 31,
	Number of Assets Encumbered	Interest rate at December 31, 2010(1)		Maturity Date		Prepayment Penalty
Lender							2010	2009
Capmark Financial Group	1	1.36	%(2)	July 2010		(3)	$58,000	$58,000
Keybank / State Street Bank(5)	6	5.23	%(2)	April 2011	(4)	(3)	85,000	85,000
Capmark Financial Group	1	2.01%		June 2011		(3)	72,244	74,092
Merrill Lynch	10	1.86	%(2)	July 2011		(3)	92,000	92,000
Wells Fargo	1	5.59%		Jan 2012	(4)	(3)	23,967	24,710
Wells Fargo / GE	13	5.69%		Feb 2012	(4)	(6)	186,392	199,573
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,818	12,250
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	9,975	11,400
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	12,350	13,815
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,334	11,765
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	22,934	23,330
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,078	12,530
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,355	11,560
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	13,339	14,840
Wells Fargo	1	5.50%		June 2013	(8)	(6)	60,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	40,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	31,000	—
Wells Fargo	1	4.90%		Dec 2013	(8)	(3)	150,000	—
Blackstone		10.75%		Dec 2013	(8)	(3)	50,000	—
Capmark Financial Group	1	6.12%		April 2015		(9)	4,446	4,557
Capmark Financial Group	1	5.50%		May 2015		(9)	5,123	5,260
Capmark Financial Group	1	5.55%		May 2015		(9)	11,997	12,319
Capmark Financial Group	1	5.55%		June 2015		(9)	5,205	5,344
Barclay's Bank	1	5.55%		June 2015		(9)	2,718	2,791
Barclay's Bank	1	5.55%		June 2015		(9)	4,462	4,581
Barclay's Bank	1	5.55%		June 2015		(9)	10,400	10,678
Barclay's Bank	1	5.55%		June 2015		(9)	9,282	9,530
Barclay's Bank	1	5.55%		June 2015		(9)	8,317	8,537
Barclay's Bank	1	5.60%		June 2015		(9)	5,751	5,904
Barclay's Bank	1	5.60%		June 2015		(9)	8,956	9,174
Barclay's Bank	1	5.55%		June 2015		(9)	5,450	5,595
Barclay's Bank	1	5.55%		June 2015		(9)	36,135	37,099
Barclay's Bank	1	5.60%		June 2015		(9)	6,861	7,043
Barclay's Bank	1	5.55%		June 2015		(9)	6,116	6,279
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,215
Barclay's Bank	1	5.60%		June 2015		(9)	8,952	9,189
Barclay's Bank	1	5.55%		June 2015		(9)	7,018	7,204
Barclay's Bank	1	5.55%		June 2015		(9)	7,724	7,929
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,216
Barclay's Bank	1	5.55%		June 2015		(9)	8,023	8,237
Barclay's Bank	1	5.55%		June 2015		(9)	10,068	10,336
Capmark Financial Group	1	5.50%		July 2015		(9)	7,083	7,272
Barclay's Bank	1	5.44%		Sept 2015		(9)	11,547	11,853
Merrill Lynch	1	6.29%		July 2016		(10)	9,403	9,505
Merrill Lynch	1	6.29%		July 2016		(10)	5,605	5,662
Merrill Lynch	1	6.29%		July 2016		(10)	7,871	7,956
Merrill Lynch	1	6.29%		July 2016		(10)	9,416	9,510
Wachovia Securities	43	6.29%		July 2016		(10)	499,132	504,549
Wachovia Securities	1	6.29%		July 2016		(10)	6,742	6,815
Wells Fargo / Morgan Stanley	2	6.29%		July 2016		(10)	35,669	36,056
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	6,917	6,992
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	9,849	9,956

	120						$1,747,077	$1,453,008

(1)
Interest rate at December 31, 2010 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
Requires payments of interest only.

(3)
Prepayment of this loan is not subject to a prepayment penalty.

(4)
Maturity date may be extended for one additional year at the Company's option (subject to our prior satisfaction of certain conditions, including, among others, maintenance of a specified debt service coverage ratio and advance notice of the exercise of our option).

(5)
The Keybank/State Street Bank loans are comprised of a senior and a mezzanine loan, which, as of December 31, 2010 had outstanding balances of $48 million and $37 million, respectively.

(6)
This loan is subject to a prepayment penalty in an amount calculated as a percentage of the outstanding balance at the time of such prepayment.

(7)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions, including, among others, a principal pay down for the first extension, maintenance of a specified debt service coverage ratio for the second extension, and advance notice of the exercise of the Company's option).

(8)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(9)
This loan is subject to defeasance, except during the 90 days prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

(10)
This loan is subject to defeasance, except during the three years prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

        As of December 31, 2010, future minimum principal payments on mortgage loans are as follows:

2011	$293,304
2012	294,300
2013	345,192
2014	14,896
2015	15,975
Thereafter	783,410

$1,747,077

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at December 31, 2010 and 2009.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. At December 31, 2010, the book value of the New York LaGuardia Airport Marriott equals the fair market value which is less than the mortgage loan balance.

        In March 2010, RLJ Fund II amended the Wells Fargo/GE mortgage loan secured by 13 properties, which was previously due and payable in January 2010. In conjunction with the amendment, the mortgage principal balance was paid down to $192.1 million. The amended mortgage loan is subject to a variable rate of interest, currently 5.69%, and requires monthly payments of principal and interest. Additionally, a one-time mortgage amortization payment of $2.5 million was paid in December 2010. The mortgage has a new maturity date of February 2012.

        In May 2010, RLJ Fund II restructured certain Capmark Financial Group mortgage loans secured by eight properties. In connection with the restructuring, principal was paid down by $7.5 million on these loans. The restructured loans are subject to a variable interest rate of LIBOR plus 4.00% and the original maturity dates were extended to May 2012, plus two one-year extensions are available.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

8. Commitments and Contingencies

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 2.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of September 30, 2011 and December 31, 2010, approximately $89.6 million and $70.5 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

8. Commitments and Contingencies

  Ground Leases

        The Louisville Marriott Downtown is subject to a ground lease with an initial term extending out to 2053. The ground lease may be extended for up to four additional twenty-five year terms at RLJ Fund II's option. The annual ground rent is one dollar; however, the property is subject to an annual profit participation payment based on net income as calculated based on the terms of the ground lease. As of both December 31, 2010 and 2009, no liability was incurred for profit participation.

        The Courtyard Austin Downtown/Convention Center and Residence Inn Austin Downtown/Convention Center are subject to a ground lease with a term extending to 2100. The annual ground rent is $400; however, the properties are subject to an annual profit participation payment based on gross revenue as calculated based on the terms of the ground lease. For the years ended December, 31, 2010, 2009 and 2008, approximately $176, $230 and $202, respectively, had been incurred for profit participation.

        The Hilton Garden Inn Bloomington is subject to a ground lease with an initial term extending to 2053. The ground lease automatically extends for up to five additional ten-year terms unless certain conditions are met. A de minimus minimum rent payment is to be paid in ten equal annual installments commencing with the twentieth anniversary of the leases' inception. No other payments are required under the terms of the ground lease.

        The Hilton Garden Inn Bloomington is subject to an agreement to lease parking spaces with an initial term extending to 2033. The agreement to lease parking spaces may be extended if certain events occur. The agreement provides for a monthly rental payment based on city ordinance rates (at December 31, 2010 and 2009 the rate was de minimis) and the number of parking spaces reserved for the exclusive use of the hotel, plus amounts based on actual usage in excess of the reserved spaces. For the years ended December 31, 2010 and 2009, approximately $110 and $108 of rent was paid.

        The Hampton Inn Garden City is subject to a ground lease with an initial term extending to 2016. The lease is associated with an agreement for payment in lieu of taxes and will revert to fee simple ownership at the end of the ground lease. A de minimus rent payment is to be paid annually. In addition, an annual compliance fee of $1 is required under the terms of the ground lease.

  Restricted Cash Reserves

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 1.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of December 31, 2010 and 2009, approximately $65.9 million and $52.9 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

        As of December 31, 2010, the New York LaGuardia Airport Marriott was in default on its mortgage loan. Under the terms of the mortgage loan, the lender receives the monthly net cash from operations from the hotel. As of December 31, 2010, approximately $4.6 million in cash was held by the lender.

  Management Agreements

        As of December 31, 2010, all of the Company's hotel properties are operated pursuant to long-term agreements with terms ranging from 3 to 60 years, with fourteen management companies, including Aimbridge Hospitality (two hotels), Concord Hospitality Enterprises Company (one hotel), Crescent Hotels and Resorts (two hotels), Crestline Hotels (one hotel), Embassy Suites Management (three hotels), Highgate Hotels (three hotel), Interstate Hotels (six hotels), K Partners Hospitality (one hotel) Marriott International (five hotels), Noble (one hotel), Stonebridge Realty Advisors, Inc. (one hotel), Urgo Hotels (two hotels) and WLS (104 hotels). Each management company receives a base management fee generally between 2.0% and 7.0% of hotel revenues. The management companies are also eligible to receive an incentive management fee if hotel operating income, as defined in the management agreements, exceeds certain thresholds. The incentive management fee is generally calculated as a percentage of hotel operating income after the Company has received a priority return on their investment in the hotel.

        For years ended December 31, 2010, 2009 and 2008, the Company incurred management fee expense, including amortization of deferred management fees, of approximately $19.1 million, $17.2 million and $21.4 million (excluding discontinued operations), respectively.

  Franchise Agreements

        As of December 31, 2010, 125 of the Company's hotel properties are operated under franchise agreements with terms ranging from 5 to 34 years. The management agreements for these hotels allow the properties to operate under the respective brands. Pursuant to the franchise agreements, the Company pays a royalty fee, generally between 2.0% and 6.0% of room revenue, plus additional fees for marketing, central reservation systems and other franchisor costs that amount to between 0.4% and 4.3% of room revenue. Certain hotels are also charged a royalty fee of between 2.0% and 3.0% of food and beverage revenues. For the years ended December 31, 2010, 2009 and 2008, the Company incurred franchise fee expense of approximately $33.0 million, $28.8 million and $31.9 million (excluding discontinued operations), respectively.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

  Purchase Agreements

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Embassy Suites Columbus from 2700 Corporate Exchange Drive Holdings, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 11, 2011, and received its $250 deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Renaissance Pittsburgh from Fulton Hotel Developer, LLLP. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 12, 2011, and received its $2.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase a portfolio of four hotels from LSREF Peach Investments, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $4.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Wyndham Raleigh Durham and the Wyndham Pittsburgh University from W2001 Eastern Hotel Realty. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $2.0 million deposit as a credit at closing.

        RLJ Fund III, through wholly-owned subsidiaries, is subject to a security deposit agreement with the Federal Deposit Insurance Corporation (the "FDIC") for the opportunity to pursue properties seized by the government. If RLJ Fund III breaches the confidentiality agreement, it may forfeit its deposit. The agreement requires a $250 deposit which is available to be refunded at RLJ Fund III's request to terminate, or if granted by the FDIC even with breach of confidentiality.

Owners' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity
Owners' Equity

9. Equity

  Common Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 100,000 common shares. At formation, the Company issued to each of its two initial shareholders 500 common shares at $1 per share, which shares were subsequently redeemed. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 450,000,000 common shares.

        On May 16, 2011, RLJ Lodging Trust completed its IPO and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts, were approximately $464.1 million. The Company used the net proceeds from the IPO and cash on hand to repay approximately $472.6 million of secured indebtedness. The Company recorded costs incurred in connection with the IPO as a reduction of additional paid-in capital in shareholders' equity. Costs incurred in connection with the formation transactions for the transfer and assumption of indebtedness and other contractual obligations of the RLJ Predecessor were expensed as incurred and are included in IPO costs. In connection with the formation transactions, the Company issued 73,605,951 common shares of beneficial interest as consideration to certain entities for their interest in certain entities that merged with and into the Company or the Company's subsidiaries in the formation transactions.

        On May 16, 2011, the Company granted 1,075,000 restricted common shares of beneficial interest to certain executives and employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On May 16, 2011, the Company granted 20,830 restricted common shares of beneficial interest to certain members of the Board of Trustees. The shares vest ratably over 4 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares of beneficial interest, $0.01 par value per share, at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. The Company received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. The Company holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with its intention to qualify as a REIT.

        On June 17, 2011, the Company granted 25,000 restricted common shares of beneficial interest to certain employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 17, 2011, the Company's Board of Trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on or about July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend was prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 30, 2011, the Company granted an aggregate of 2,302 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

        On August 16, 2011, the Company acquired 23,614 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 14, 2011, 3,000 restricted common shares of beneficial interest previously issued under the 2011 Plan were forfeited as a result of the recipient of the granted unvested common shares of beneficial interest leaving the Company.

        On September 16, 2011, the Company acquired 534 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 19, 2011, the Company's Board of Trustees declared a cash dividend of $0.15 per common share of beneficial interest, payable on or about October 17, 2011 to shareholders of record as of September 30, 2011.

        On September 30, the Company granted an aggregate of 3,132 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

  Preferred Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 10,000 preferred shares. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 50,000,000 preferred shares. As of September 30, 2011 and December 31, 2010, respectively, there were no preferred shares of beneficial interest outstanding.

  Noncontrolling Interest in Joint Venture

        As of September 30, 2011, the Company consolidates DBT Met Hotel Venture, LP, a majority-owned limited partnership that has a third-party partner that owns a noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest in joint venture on the balance sheet.

  Noncontrolling Interest in Operating Partnership

        The Company consolidates its Operating Partnership, a majority owned limited partnership that has a noncontrolling ownership interest and is included in noncontrolling interest in Operating Partnership on the balance sheet. As of September 30, 2011, the Operating Partnership had 107,194,067 OP units outstanding, of which 99.2% were owned by the Company and its subsidiaries and 0.8% were owned by other limited partners.

        The outstanding OP units held by limited partners are redeemable for cash, or at the option of the Company, for a like number of common shares of beneficial interest of the Company.

  Partners' Capital

        As of May 16, 2011, the Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.9 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments had been committed as of May 16, 2011. As of May 16, 2011, Fund II had made distributions of approximately $162.0 million, in aggregate, including approximately $26.5 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners. On May 16, 2011, Fund II was merged into the Company.

        As of May 16, 2011, the Fund III partners had made aggregate capital contributions of approximately $917.3 million. In addition, $50.1 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund III General Partner. Accordingly, 81.2% of total capital commitments had been deployed as of May 16, 2011. As of May 16, 2011, Fund III had made no distributions, except for advisory fees (see Note 14). On May 16, 2011, Fund III was merged into the Company.

        On May 16, 2011, in conjunction with the IPO, the partners of Fund II and Fund III received 73,605,951 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for a total gross amount of $1,324.9 million, in exchange for their partnership interests in Fund II and Fund III.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by the limited liability company agreement of RLJ Development, dated December 19, 2000 and amended January 1, 2002 (the "Operating Agreement"). Each Member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Member holds a 75% ownership interest and the two Class B Members hold a total interest of 25%. The Class A Member has made capital contributions totaling $115.3 million, none of which were contributed during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010. The Class B Members were not required to make, nor have they made any, capital contributions during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010.

        On May 16, 2011, in conjunction with the IPO, the Members of RLJ Development received 894,000 OP Units, at $18.00 per unit, for a total gross amount of $16.1 million, in exchange for their contribution to the Operating Partnership of substantially all of the assets and liabilities of RLJ Development.

  Preferred Distributions

        Fund II, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund II unitholders interests in Fund II were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $12,000.

        Fund III, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund III unitholders interests in Fund III were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $24,000.

9. Owners' Equity

  Partners' Capital

        As of December 31, 2010, the RLJ Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.8 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments have been committed as of December 31, 2010. As of December 31, 2010, RLJ Fund II had made distributions of approximately $150.1 million, in aggregate, including approximately $23.2 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners.

        As of December 31, 2010, the RLJ Fund III partners had made aggregate capital contributions of approximately $807.0 million. In addition, $47.6 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund III General Partner. Accordingly, 71.7% of total capital commitments have been deployed as of December 31, 2010. As of December 31, 2010, RLJ Fund III had made no distributions.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by its limited liability company agreement of RLJ Development dated December 19, 2000, and amended January 1, 2002 (the "Operating Agreement"). Each member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Members hold a 75% ownership interest and the two Class B members hold a total interest of 25%. The Class A Members have made capital contributions totalling $115.3 million none of which were contributed during the years ended December 31, 2010 and 2009. The Class B Members were not required to make, nor have they made any, capital contributions during the years ended December 31, 2010 and 2009.

  Series A Preferred Units

        On October 24, 2006, the Fund II Investment REITs (through the Fund II Initial REIT and the Fund II Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Initial REIT and the Fund II Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2011, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund II Investment REITs raised aggregate net proceeds of approximately $189.

        On December 17, 2007, the Fund III Investment REITs (through the Fund III Initial REIT and the Fund III Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Fund III Initial REIT and the Fund III Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2012, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund III Investment REITs raised aggregate net proceeds of approximately $190.

        As of December 31, 2010, an aggregate of approximately $131 had been distributed to Fund II preferred unitholders.

        As of December 31, 2010, an aggregate of approximately $93 had been distributed to Fund III preferred unitholders.

Financial Instruments: Derivatives and Hedging	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Instruments: Derivatives and Hedging
Financial Instruments: Derivatives and Hedging

12. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive loss with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period. As of both September 30, 2011 and December 31, 2010, approximately 25.0% of the Company's borrowings were subject to variable rates, after taking into consideration the effect of interest rate swaps and caps.

        As of September 30, 2011 and December 31, 2010, the Company has entered into the following interest rate swaps and caps (in thousands):

	Notional value at					Fair value at
Hedge type	September 30, 2011		December 31, 2010	Hedge interest rate	Maturity	September 30, 2011	December 31, 2010
Swap-cash flow	$—		$28,269	3.09%	1/22/2011	$—	$(120)
Swap-cash flow	—		8,732	3.45%	4/30/2011	—	(114)
Interest rate cap	—		73,168	5.00%	6/9/2011	—	—
Interest rate cap	—	(1)	60,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Swap-cash flow	—	(1)	11,418	3.33%	9/22/2011	—	(266)
Swap-cash flow	—		85,000	3.33%	9/22/2011	—	(2,095)
Interest rate cap	48,000		48,000	6.00%	4/9/2012	—	—
Interest rate cap	37,000		37,000	6.00%	4/9/2012	—	—
Interest rate cap	60,000		60,000	5.00%	6/29/2012	1	18
Interest rate cap	50,000		50,000	3.50%	12/23/2012	6	71
Swap-cash flow	150,000		150,000	1.15%	12/23/2012	(1,497)	(1,384)
Swap-cash flow	40,000		40,000	1.00%	10/6/2013	(471)	39
Swap-cash flow	31,000		31,000	1.00%	10/6/2013	(365)	31

	$416,000		$714,587			$(2,326)	$(3,820)

(1)
Interest rate swap was terminated in conjunction with the IPO on May 16, 2011.

        As of September 30, 2011 and December 31, 2010, there was approximately $2.3 million and $3.8 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of shareholders' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the three and nine months ended September 30, 2010 approximately $16,000 and $58,000, respectively, in unrealized gains were recognized in earnings related to hedges that were ineffective in offsetting variable cash flows. There were no ineffective hedges during the three and nine months ended September 30, 2011.

10. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive income (loss) with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period.

        As of December 31, 2010 and 2009, the Company has entered into the following interest rate swaps and caps:

	Notional value at December 31,				Fair value at December 31,
			Swap interest rate
Hedge type	2010	2009		Maturity	2010	2009
Swap-cash flow	$—	$33,919	5.10%	1/19/2010	$—	$(151)
Swap-cash flow	—	12,250	5.09%	5/17/2010	—	(274)
Swap-cash flow	—	58,000	5.08%	6/13/2010	—	(1,504)
Swap-cash flow	—	11,400	5.33%	6/21/2010	—	(322)
Interest rate cap	—	75,000	5.00%	6/23/2010	—	—
Swap-cash flow	—	13,815	5.33%	6/27/2010	—	(403)
Swap-cash flow	—	11,765	5.33%	6/27/2010	—	(343)
Interest rate cap	—	60,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Swap-cash flow	—	23,330	5.33%	7/15/2010	—	(733)
Swap-cash flow	—	11,418	5.49%	7/18/2010	—	(377)
Swap-cash flow	—	12,090	5.49%	7/18/2010	—	(399)
Swap-cash flow	—	12,530	4.94%	8/2/2010	—	(391)
Swap-cash flow	—	19,903	4.94%	8/23/2010	—	(670)
Swap-cash flow	—	11,560	4.94%	8/30/2010	—	(398)
Swap-cash flow	—	40,300	4.77%	10/3/2010	—	(1,491)
Swap-cash flow	—	24,852	4.77%	10/3/2010	—	(920)
Swap-cash flow	—	14,839	4.76%	10/15/2010	—	(565)
Swap-cash flow	—	12,090	4.72%	11/30/2010	—	(513)
Swap-cash flow	—	10,075	4.72%	11/30/2010	—	(427)
Swap-cash flow	28,269	28,269	3.09%	1/22/2011	(120)	(811)
Interest rate cap	48,000	48,000	6.00%	4/9/2011	—	—
Interest rate cap	37,000	37,000	6.00%	4/9/2011	—	—
Swap-cash flow	8,732	8,732	3.45%	4/30/2011	(114)	(328)
Interest rate cap	73,168	—	5.00%	6/9/2011	—	—
Interest rate cap	60,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Swap-cash flow	11,418	11,418	3.33%	9/22/2011	(266)	(449)
Swap-cash flow	85,000	85,000	3.33%	9/22/2011	(2,095)	(3,460)
Interest rate cap	60,000	—	5.00%	6/29/2012	18	—
Interest rate cap	50,000	—	3.50%	12/23/2012	71	—
Swap-cash flow	150,000	—	1.15%	12/23/2012	(1,384)	—
Swap-cash flow	40,000	—	1.00%	10/6/2013	39	—
Swap-cash flow	31,000	—	1.00%	10/6/2013	31	—

	$714,587	$719,555			$(3,820)	$(14,929)

        As of December 31, 2010 and 2009, there was approximately $3.8 million and $14.9 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of owners' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the years ended December 31, 2010, 2009 and 2008 there was approximately $58, $150 and $373, respectively, in unrealized gains recognized in earnings related to hedges that were ineffective in offsetting variable cash flows.

        Over time, the unrealized gains reported in accumulated other comprehensive loss will be reclassified to interest income. The unrealized gains are reclassified to earnings during the same period the associated hedged items are also recognized in earnings. For the years ended December 31, 2010, 2009 and 2008, the Company reclassified approximately $58, $150 and $373, respectively, of accumulated other comprehensive loss to earnings as interest income in conjunction with interest rate swaps. As of December 31, 2010, there were no ineffective hedges. The Company does not anticipate reclassifying any unrealized gains to interest income over the next twelve months.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value
Fair Value Measurements

13. Fair Value

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

  •
  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

  •
  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The fair value estimated at both September 30, 2011 and December 31, 2010 was $22.1 million.

  •
  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 12 to these financial statements.

  •
  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.
  •
  Fixed rate mortgage notes payable—The fair value estimated at September 30, 2011 and December 31, 2010 of $777.5 million and $796.5 million, respectively, is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Fair Value Measurement

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

  •
  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

  •
  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

  •
  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 (in thousands).

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(2,326)	$—	$(2,326)

Total	$—	$(2,326)	$—	$(2,326)

        The fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of September 30, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company's derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

11. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

  •
  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

  •
  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

  •
  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010.

	Fair Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(3,820)	$—	$(3,820)

Total	$—	$(3,820)	$—	$(3,820)

        Consistent with the prior year, the fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of December 31, 2010, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

        For purposes of determining impairment charges in 2009 and 2008, investments in hotel properties were valued using third-party appraisals. These appraisals include various valuation techniques that require inputs that are both observable and unobservable. Inputs used to value the hotel properties include discount and capitalization rates and sales comparables where available and appropriate. These valuations are generally classified within Level 3 of the valuation hierarchy.

Advisory Fees	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Advisory Fees
Advisory Fees

14. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.2 million, respectively and for the three and nine months ended September 30, 2010, were approximately $2.2 million and $6.5 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of Fund III. Total advisory fees due to the Fund III General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.8 million, respectively and for the three and nine months ended September 30, 2010, were approximately $3.4 million and $10.3 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with Fund II and Fund III and after elimination entries, the actual expenses associated with operating Fund II and Fund III have been reflected in these financial statements. Upon completion of the IPO and related formation transactions, the advisory fee obligations of the limited partners ceased to exist.

12. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $8.6 million, $8.6 million and $8.2 million, respectively. As of December 31, 2010, 2009 and 2008 all advisory fees due had been paid.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund III. Total advisory fees due to the General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $13.7 million, per year. As of December 31, 2010, 2009 and 2008, all advisory fees had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with RLJ Fund II and RLJ Fund III and after elimination entries, the actual expenses associated with operating RLJ Fund II and RLJ Fund III have been reflected in these financial statements.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

        The RLJ Predecessor paid monthly fees for management advisory services to the managing member of RLJ Development, which are included in general and administrative expense. Such fees amounted to zero and $0.9 million for the three and nine months ended September 30, 2011, respectively and $0.5 million and $1.7 million for the three and nine months ended September 30, 2010, respectively. Upon completion of the IPO and related formation transactions, the management fee obligation of the RLJ Predecessor ceased to exist.

        RLJ Companies LLC and its affiliates, a related party, periodically provide services or pay certain amounts on the Company's behalf. At September 30, 2011 and December 31, 2010, there was approximately $35,000 and $0.1 million due to RLJ Companies, LLC, which was included in accounts payable and accrued expenses.

        The RLJ Predecessor paid certain costs on behalf of RLJ Development (Mexico), LLC, a related party through common-ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the RLJ Predecessor's behalf. At December 31, 2010, the amounts due from RLJ Development (Mexico), LLC were $0.7 million which were included in prepaid and other assets. The Company did not have any amount due from or payable to RLJ Development (Mexico), LLC at September 30, 2011.

        For the three and nine months ended September 30, 2011, the Company made charitable contributions to various foundations and charitable organizations totaling $27,000 and $0.2 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2011, zero and $25,000 respectively, of these charitable contributions were directed by related parties. For the three and nine months ended September 30, 2010, the Company made charitable contributions to various foundations and charitable organizations totaling $0.1 million and $0.3 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2010, $5,000 and $55,000, respectively, of these contributions were directed by related parties.

13. Related Party Transactions

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund II, through wholly owned subsidiaries, incurred management and franchise fees of approximately $1.0 million, $1.0 million and $2.6 million, respectively, to affiliates of Marriott International, a related party through its limited partnership interests in RLJ Fund II and RLJ Fund III. As of both December 31, 2010 and 2009, RLJ Fund II had no management and franchise fees payable to affiliates of Marriott International.

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund III, through wholly-owned subsidiaries, incurred management and franchise fees of approximately $103, $0 and $0, respectively, to affiliates of Marriott International, a related party through its limited partnership interest in RLJ Fund III. As of December 31, 2010 and 2009, RLJ Fund III had no management and franchise fees payable to affiliates of Marriott International.

        For the year ended December 31, 2010, RLJ Fund III, through wholly owned subsidiaries, incurred management fees of approximately $966, to affiliates of Highgate Hotels, a related party. As of December 31, 2010, RLJ Fund III had $177 of management fees payable to affiliates of Highgate Hotels.

        In 2009, the Fund III Master Company borrowed from the credit facility (see Note 7) to advance approximately $10.3 million to the General Partner of RLJ Fund III, creating a receivable of $10.3 million at December 31, 2009 from the Fund III General Partner at the Master Company. The receivable was paid in full in January 2010.

        The Company pays monthly fees for management advisory services to the managing member of RLJ Development. Such fees amounted to $2.3 million, $1.8 million and $1.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Companies LLC, a related party, periodically pays certain amounts on the Company's behalf. As of December 31, 2010 and 2009, amounts due to RLJ Companies LLC totaled $61 and $39, respectively.

        During 2010 and 2009, the Company paid certain costs on the behalf of RLJ Development (Mexico), LLC, a related party through common ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the Company's behalf. At December 31, 2009 and 2008, the amounts due from RLJ Development (Mexico), LLC were $684 and $481, respectively.

        During 2010 and 2009, the Company made charitable contributions totaling $320 and $326, respectively, which are included in general and administrative expense. These charitable contributions were paid to various foundations and charitable organizations, of which $55 and $105, respectively, were directed by related parties.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

7. Income Taxes

        The Company intends to elect and qualify to be taxed as a real estate investment trust under Section 856 through 860 of the Internal Revenue Code. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that it currently distribute at least 90% of its adjusted taxable income to its owners. The Company's current intention is to adhere to these requirements and maintain the qualification for taxation as a REIT. As a REIT, the Company is not subject to federal corporate income tax on that portion of net income that is currently distributed to its owners. However, the Company's taxable REIT subsidiaries ("TRS") will generally be subject to federal, state, and local income taxes.

        The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in earnings in the period when the new rate is enacted.

        The Company had no accruals for tax uncertainties as of September 30, 2011 and December 31, 2010.

14. Income Taxes

        For federal income tax purposes, the cash distributions paid to the preferred unitholders and to the Company may be characterized as ordinary income, return of capital (generally non-taxable) or capital gains. The following characterizes partner distributions made to the Company and preferred unitholders for the years ended December 31, 2010 and 2009:

	For the Years Ended December 31,
	2010	2009
Partner distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100%	100%

Preferred distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100.0%	100%

        The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2010	2009	2008
Current:
Federal	$—	$—	$—
State	(997)	(1,801)	(883)
Deferred:
Federal	52	—	1,694
State	—	—	134

Total net deferred tax (expense) / benefit	$(945)	$(1,801)	$945

        The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010, 2009 and 2008 as a result of the following differences:

	For the Years Ended December 31,
	2010	2009	2008
Expected federal tax benefit at statutory rate	$14,897	$56,650	$11,007
Tax impact of passthrough entities	(5,850)	(5,690)	(5,578)
Tax impact of REIT election	2,162	(37,702)	1,050

Expected tax benefit at TRS	11,209	13,258	6,479
Change in valuation allowance	(12,426)	(13,589)	(5,309)
State income tax benefit (expense), net of federal tax benefit	143	(556)	(206)
Other, net	129	(914)	(19)

Income tax (expense) benefit	$(945)	$(1,801)	$945

        During 2009, the Company identified an unrecorded prior period (2007) state tax expense totaling $981 which was corrected in the 2009 Statement of Operations as an adjustment to increase current period income tax expense.

        Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	December 31,
	2010	2009
Property and equipment	$—	$(3,978)
Prepaid expenses	(794)	(531)
Accrued Interest	(5)	—

Gross deferred tax liabilities	$(799)	$(4,509)

Property and equipment	$2,070	$—
Allowance for doubtful accounts	158	50
Incentive and vacation accrual	1,189	804
Inventory basis difference	37	33
Transaction Costs	135	208
Alternative minimum tax credit carryforward	26	78
Net operating loss carryforwards	28,507	22,232
Valuation allowance	(31,323)	(18,896)

Gross deferred tax assets	$799	$4,509

        The Company recorded a valuation allowance of approximately $31.3 million and $18.9 million related to its net operating loss, or NOL, carryforwards and other deferred tax assets at December 31, 2010 and 2009, respectively, as the Company believed it was more likely than not that it would not realize the benefits associated with these NOLs and other deferred tax assets. The ability to carry forward the NOLs of approximately $28.5 million will begin to expire in 2026, if not utilized by then. If the Company's TRS entities were to experience a change in control as defined in Section 382 of the Code, the TRS's ability to utilize NOLs in the years after the change in control would be limited.

        The net current and non-current components of deferred income taxes included in the combined consolidated balance sheets are as follows:

	December 31,
	2010	2009
Current net deferred tax assets	$—	$—
Current net deferred tax liabilities	(799)	(4,509)
Non-current net deferred tax assets	799	4,509
Non-current net deferred tax liabilities	—	—

Net deferred tax liability	$—	$—

Comprehensive Loss	12 Months Ended
Dec. 31, 2010
Comprehensive Loss.
Comprehensive Loss

15. Comprehensive Loss

        For the years ended December 31, 2010, 2009 and 2008 comprehensive loss was approximately $11.6 million, $150.8 million and $47.0 million, respectively. As of December 31, 2010 and 2009, the Company's accumulated other comprehensive loss was approximately $3.8 million and $14.9 million, respectively. The accumulated other comprehensive loss resulted entirely from the Company's unrealized losses on its interest rate derivative instruments.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

16. Segment Information

        The Company separately evaluates the performance of each of its hotels. However, because each of the hotels has similar economic characteristics, facilities, and services, the properties have been aggregated into a single operating segment.

Supplemental Information to Statement of Cash Flows	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Information to Statements of Cash Flows (in thousands)
Supplemental Information to Statement of Cash Flows

16. Supplemental Information to Statements of Cash Flows (in thousands)

	For the nine months ended September 30,
	2011	2010
Interest paid	$71,995	$63,575

Income taxes paid	$1,799	$(178)

Supplemental investing and financing transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$204,588	$310,409
Accounts receivable	457	118
Other assets	862	1,344
Advance deposits	(368)	(624)
Accounts payable and accrued expenses	(2,209)	(1,038)
Application of purchase deposit	(8,500)	—

Acquisition of hotel properties	$194,830	$310,209

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$(31,534)	$(49,406)
Other assets	(8,006)	—
Other liabilities	5,056	—
Gain on sale of property	—	(23,711)
Gain on extinguishment of indebtedness	(23,516)	—
Forgiveness of indebtedness	58,000	—

Disposition of hotel properties	$—	$(73,117)

Supplemental non-cash transactions:
Change in fair market value of interest rate swaps	$1,494	$10,745

Distributions payable	$16,079	$—

Preferred distributions payable	$47	$16

17. Supplemental Information to Statement of Cash Flows

	For the years ended December 31,
	2010	2009	2008
Interest paid	$83,670	$87,761	$95,595

Income taxes paid	$1,934	$1,814	$975

Supplemental non-cash transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$833,080	$145,519	$173,649
Assumption of loans	—	—	(85,000)
Accounts receivable	878	11	292
Other assets	6,942	170	712
Advance deposits	(624)	(134)	(141)
Non-controlling interest	(7,836)	—	—
Accounts payable and accrued expenses	(3,568)	(251)	(1,666)

Acquisition of hotel properties	$828,872	$145,315	$87,846

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$49,452	$—	$—
Other assets	286	—	—
Other liabilities	(701)	—	—
Gain on sale of property	23,710	—	—

Disposition of hotel properties	$72,747	$—	$—

Change in fair market value of interest rate swaps	$11,109	$17,354	$(17,294)

Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
4. Subsequent Events The Company has evaluated all subsequent events through the date the balance sheet was issued, and no additional matters have come to its attention.

17. Subsequent Events

        On October 14, 2011, the Company paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, the Company, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds to the Company $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. The Company utilized $140.0 million of the proceeds from these new loans to fully repay the Company's unsecured term loan (See Note 6).

        On October 27, 2011, the Company, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, the Company elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. The Company will work with the lenders to negotiate a deed in lieu of foreclosure process.

18. Subsequent Events

        On January 5, 2011, RLJ Fund III issued a capital call notice to partners, calling an aggregate contribution of approximately $67.9 million, including approximately $2.5 million of advisory fees payable to the General Partner.

        On January 11, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 221-room Embassy Suites Columbus hotel for a purchase price of approximately $9.6 million. The hotel is located in Columbus, Ohio. Crescent Hotels and Resorts was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 12, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 300-room Renaissance Pittsburgh Hotel for a purchase price of approximately $47.3 million. The hotel is located in Pittsburgh, Pennsylvania. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 14, 2011, RLJ Fund III entered into a $140 million unsecured term loan. RLJ Fund III has agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the credit facility. The credit facility has an original maturity date of September 30, 2011, with two six-month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00%.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 181-room Courtyard Atlanta Buckhead hotel for a purchase price of approximately $27.0 million. The hotel is located in Atlanta, Georgia. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 152-room Doubletree Hotel Columbia for a purchase price of approximately $10.5 million. The hotel is located in Columbia, Maryland. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 238-room Denver Airport Marriott at Gateway Park hotel for a purchase price of approximately $46.0 million. The hotel is located in Denver, Colorado. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 219-room Crowne Plaza Hotel West Palm Beach for a purchase price of approximately $16.0 million. The hotel is located in West Palm Beach, Florida. Windsor Capital Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Wyndham Raleigh Durham-Research Triangle Park hotel for a purchase price of approximately $7.0 million. The hotel is located in Durham, North Carolina. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 198-room Wyndham Pittsburgh hotel for a purchase price of approximately $21.3 million. The hotel is located in Pittsburgh, Pennsylvania. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On March 14, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Hampton Inn Houston—Near the Galleria for a purchase price of approximately $20.3 million. The hotel is located in Houston, Texas. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by capital contributions.

        The following unaudited pro forma financial information presents the results of operations as if the 2011 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2010.

For the Year Ended December 31, 2010
Revenue	$620,991
Net income (loss)	(15,491)

        The preliminary allocation of purchase price for the hotel properties acquired was as follows:

December 31, 2010
Land and land improvements	$31,846
Buildings and improvements	189,385
Furniture, fixtures and equipment	25,080
Intangibles	559

Allocated purchase price	$246,870

        The Company has evaluated all subsequent events through the date the financial statements were issued, and no additional matters have come to our attention.

Other Subsequent Events	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010
Other Subsequent Events
Other Subsequent Events

5.  Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

19. Other Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

        On June 17, 2011, RLJ Lodging Trust's board of trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend is prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 20, 2011, RLJ Lodging Trust entered into a $300.0 million, three-year, unsecured revolving credit agreement (the "Credit Agreement"). Subject to certain terms and conditions set forth in the Credit Agreement, RLJ Lodging Trust may increase the original principal amount to $450.0 million and may extend the maturity date by one additional year. Availability under the Credit Agreement is based in part on (i) the aggregate commitments of the lender, and (ii) the value of qualifying unencumbered hotel properties included in the borrowing base, as defined in the Credit Agreement. Borrowings under the Credit Agreement will bear interest equal to LIBOR plus a margin of 2.25% - 3.25% based upon RLJ Lodging Trust's leverage ratio with no LIBOR floor. In addition, the Credit Agreement provides for swing loans and permits the issuances of letters of credits.

        On July 15, 2011, RLJ Lodging Trust paid a dividend of $0.08 per common share of beneficial interest to shareholders of record at June 30, 2011.

        On August 5, 2011, RLJ Lodging Trust transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to a deed in lieu of foreclosure arrangement (see Note 7). RLJ Lodging Trust recorded a gain on the forgiveness of indebtedness of approximately $23.0 million.

        On October 14, 2011, RLJ Lodging Trust paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds of $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. RLJ Lodging Trust utilized $140.0 million of the proceeds from these new loans to fully repay its unsecured term loan (See Note 7).

        On October 27, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, RLJ Lodging Trust elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. RLJ Lodging Trust will work with the lenders to negotiate a deed in lieu of foreclosure process.

Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III - Real Estate and Accumulated Depreciation
Schedule III - Real Estate and Accumulated Depreciation

Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

		Initial Costs			Gross Amount at December 31, 2010
Description	Debt	Land	Building & Improvements	Subsequent Costs Capitalized	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciation Life
Marriott Airport Austin South	$22,043	$2,252	$16,522	$1,337	$2,252	$17,859	$20,111	$1,966	2006	40
Marriott Denver South @ Park Meadow	39,154	5,384	39,488	269	5,384	39,757	45,141	4,538	2006	40
Marriott Louisville Downtown	72,244	—	89,541	19	—	89,560	89,560	10,254	2006	40
Marriott Pontiac	13,806	3,437	25,224	22	3,437	25,246	28,683	2,892	2006	40
Marriott Midway	28,027	4,464	32,736	555	4,464	33,291	37,755	3,797	2006	40
Renaissance Boulder Suites @ Flatiron	18,833	4,440	32,557	3	4,440	32,560	37,000	3,730	2006	40
Renaissance Plantation	25,361	4,842	35,517	187	4,842	35,704	40,546	4,079	2006	40
Holiday Inn Austin NW Plaza	11,844	1,546	11,337	443	1,546	11,780	13,326	1,335	2006	40
Courtyard Austin Central	14,559	1,894	13,891	536	1,894	14,427	16,321	1,628	2006	40
Courtyard Austin NW Parmer Lane	12,547	1,443	10,585	609	1,443	11,194	12,637	1,248	2006	40
Courtyard Austin South	5,450	1,530	11,222	96	1,530	11,318	12,848	1,268	2006	40
Courtyard Benton Harbor	2,595	345	2,534	130	345	2,664	3,009	297	2006	40
Courtyard Brandon	10,617	1,036	7,599	53	1,036	7,652	8,688	1,155	2006	40
Courtyard Chicago Downtown Mag Mile	36,135	8,140	59,696	1,783	8,140	61,479	69,619	6,761	2006	40
Courtyard Fort Wayne	9,713	1,143	8,389	180	1,143	8,569	9,712	973	2006	40
Courtyard Golden	6,861	1,325	9,716	43	1,325	9,759	11,084	1,096	2006	40
Courtyard Goshen	5,605	356	2,614	114	356	2,728	3,084	410	2006	40
Courtyard Grand Rapids Airport	4,446	706	5,185	142	706	5,327	6,033	581	2006	40
Courtyard Hammond	7,871	1,038	7,616	114	1,038	7,730	8,768	879	2006	40
Courtyard Indy Capital	17,709	2,482	18,207	127	2,482	18,334	20,816	2,092	2006	40
Courtyard Lakewood	2,718	536	3,931	19	536	3,950	4,486	445	2006	40
Courtyard Longmont/Boulder	6,116	1,192	8,745	83	1,192	8,828	10,020	988	2006	40
Courtyard Louisville	9,282	1,640	12,025	55	1,640	12,080	13,720	1,358	2006	40
Courtyard Louisville NE	9,448	1,374	10,079	153	1,374	10,232	11,606	1,158	2006	40
Courtyard Merrillville	9,144	537	3,943	283	537	4,226	4,763	737	2006	40
Courtyard Mesquite	7,235	942	6,915	58	942	6,973	7,915	797	2006	40
Courtyard Midway	9,593	2,172	15,927	206	2,172	16,133	18,305	2,373	2006	40
Courtyard Mishawaka/South Bend	7,024	640	4,699	71	640	4,770	5,410	721	2006	40
Courtyard Pontiac	6,910	482	3,543	73	482	3,616	4,098	641	2006	40
Courtyard Salt Lake City Airport	18,172	2,333	17,110	46	2,333	17,156	19,489	1,964	2006	40
Courtyard San Antonio Airport Northstar	9,849	1,196	8,768	458	1,196	9,226	10,422	1,030	2006	40
Courtyard Sugarland	8,251	1,217	8,931	48	1,217	8,979	10,196	1,025	2006	40
Courtyard Valparaiso	4,690	248	1,825	50	248	1,875	2,123	370	2006	40
Courtyard Schaumburg	13,173	2,078	15,239	10	2,078	15,249	17,327	1,621	2007	40
Courtyard Miramar	10,664	1,619	11,872	—	1,619	11,872	13,491	1,039	2007	40
Courtyard Austin Downtown	37,638	6,049	44,361	—	6,049	44,361	50,410	3,607	2007	40
Courtyard Grand Junction	10,664	1,576	11,754	—	1,576	11,754	13,330	711	2008	40
Courtyard Austin Airport	11,291	1,691	12,404	1,030	1,691	13,434	15,125	967	2007	40
Residence Inn Austin NW	11,477	1,403	10,290	33	1,403	10,323	11,726	1,182	2006	40
Residence Inn Austin South Airport	6,853	802	5,883	5	802	5,888	6,690	675	2006	40
Residence Inn Austin Parmer Lane	8,023	1,483	10,872	36	1,483	10,908	12,391	1,227	2006	40
Residence Inn Carmel	8,952	1,646	12,076	143	1,646	12,219	13,865	1,366	2006	40
Residence Inn Fishers	8,335	998	7,322	33	998	7,355	8,353	843	2006	40
Residence Inn Golden	7,018	1,222	8,963	26	1,222	8,989	10,211	1,011	2006	40
Residence Inn Hammond	6,917	980	7,190	123	980	7,313	8,293	833	2006	40
Residence Inn Galleria	17,606	2,665	19,549	21	2,665	19,570	22,235	2,242	2006	40
Residence Inn Indianapolis Airport	7,728	786	5,772	167	786	5,939	6,725	806	2006	40
Residence Inn Indianapolis Canal	17,960	2,670	19,588	345	2,670	19,933	22,603	2,262	2006	40
Residence Inn Lakewood	4,462	986	7,230	13	986	7,243	8,229	815	2006	40
Residence Inn Longmont	7,028	1,407	10,321	—	1,407	10,321	11,728	1,162	2006	40
Residence Inn Louisville	8,431	1,298	9,519	46	1,298	9,565	10,863	1,094	2006	40
Residence Inn Louisville NE	7,724	1,319	9,675	71	1,319	9,746	11,065	1,092	2006	40
Residence Inn Merrillville	7,112	595	4,372	190	595	4,562	5,157	780	2006	40
Residence Inn Novi	7,083	1,427	10,445	24	1,427	10,469	11,896	1,178	2006	40
Residence Inn Oakbrook	11,547	—	20,436	—	—	20,436	20,436	2,299	2006	40
Residence Inn Plantation	19,943	2,183	16,021	3	2,183	16,024	18,207	2,240	2006	40
Residence Inn Pontiac	10,502	320	2,354	163	320	2,517	2,837	782	2006	40
Residence Inn Round Rock	11,566	1,684	12,349	133	1,684	12,482	14,166	1,417	2006	40
Residence Inn Salt Lake City	9,403	875	6,416	37	875	6,453	7,328	739	2006	40
Residence Inn San Antonio Downtown	11,454	1,822	13,360	23	1,822	13,383	15,205	1,533	2006	40
Residence Inn Schaumburg	10,357	1,790	13,124	245	1,790	13,369	15,159	1,516	2006	40
Residence Inn South Bend	3,391	603	4,425	231	603	4,656	5,259	518	2006	40
Residence Inn Sugarland	7,500	1,100	8,073	20	1,100	8,093	9,193	926	2006	40
Residence Inn Chicago Naperville	10,068	1,923	14,101	11	1,923	14,112	16,035	1,588	2006	40
Residence Inn Downtown Louisville	11,291	1,815	13,308	—	1,815	13,308	15,123	1,331	2007	40
Residence Inn Miramar	11,291	1,692	12,409	5	1,692	12,414	14,106	1,087	2007	40
Residence Inn Grand Junction	8,155	870	9,197	8	870	9,205	10,075	604	2008	40
Residence Inn Austin Downtown	23,210	3,767	27,626	11	3,767	27,637	31,404	2,246	2007	40
SpringHill Suites North Parmer Lane	7,028	1,957	14,351	2	1,957	14,353	16,310	1,615	2006	40
SpringHill Suites Austin South Airport	12,061	1,605	11,768	77	1,605	11,845	13,450	1,355	2006	40
SpringHill Suites Carmel	8,956	1,816	13,320	580	1,816	13,900	15,716	1,527	2006	40
SpringHill Suites Louisville Hurstbourne	8,317	1,890	13,869	526	1,890	14,395	16,285	1,586	2006	40
SpringHill Suites Mishawaka South Bend	5,751	983	7,217	51	983	7,268	8,251	949	2006	40
SpringHill Suites Schaumburg	10,124	1,554	11,396	485	1,554	11,881	13,435	1,329	2006	40
SpringHill Suites Southfield	5,123	379	2,782	17	379	2,799	3,178	611	2006	40
SpringHill Suites Westminster	10,400	2,409	17,670	109	2,409	17,779	20,188	1,994	2006	40
SpringHill Suites Longmont	7,214	1,144	8,388	11	1,144	8,399	9,543	840	2007	40
Fairfield Inn Austin Central	4,002	556	4,078	23	556	4,101	4,657	469	2006	40
Fairfield Inn Austin South	4,298	505	3,702	16	505	3,718	4,223	425	2006	40
Fairfield Inn Brandon	10,072	926	6,795	103	926	6,898	7,824	1,015	2006	40
Fairfield Inn & Suites Cherry Creek	11,316	1,203	8,823	104	1,203	8,927	10,130	1,018	2006	40
Fairfield Inn Hammond	6,742	722	5,301	251	722	5,552	6,274	623	2006	40
Fairfield Inn Indianapolis Airport	6,763	657	4,820	257	657	5,077	5,734	667	2006	40
Fairfield Inn & Suites Key West	14,164	1,803	19,325	—	1,803	19,325	21,128	2,078	2006	40
Fairfield Inn Memphis	1,590	163	1,199	46	163	1,245	1,408	195	2006	40
Fairfield Inn Merrillville	7,479	768	5,636	41	768	5,677	6,445	650	2006	40
Fairfield Inn Midway	5,205	1,425	10,449	44	1,425	10,493	11,918	1,200	2006	40
Fairfield Inn San Antonio Airport	9,416	1,140	8,363	94	1,140	8,457	9,597	965	2006	40
Fairfield Inn San Antonio Downtown	8,580	1,378	10,105	52	1,378	10,157	11,535	1,162	2006	40
Fairfield Inn Valparaiso	2,266	157	1,157	2	157	1,159	1,316	216	2006	40
Holiday Inn Select Kentwood	4,054	582	4,274	2	582	4,276	4,858	655	2006	40
Hampton Inn Merrillville	5,783	665	4,879	109	665	4,988	5,653	566	2006	40
Holiday Inn Express Merrillville	5,158	545	4,005	77	545	4,082	4,627	464	2006	40
Hampton Inn Chicago Midway Airport	16,555	2,747	20,143	357	2,747	20,500	23,247	2,325	2006	40
Hilton Garden Inn Midway	21,418	2,978	21,842	—	2,978	21,842	24,820	2,503	2006	40
Sleep Inn Midway Airport	10,326	1,189	8,718	20	1,189	8,738	9,927	1,236	2006	40
Holiday Inn Express Hotel & Suites Midway Airport	12,892	1,874	13,742	232	1,874	13,974	15,848	1,590	2006	40
Homewood Suites Brandon	9,410	1,377	10,099	—	1,377	10,099	11,476	778	2007	40
Hilton Garden Inn Bloomington	13,801	—	18,945	—	—	18,945	18,945	948	2009	40
TGIFriday's	2,403	829	6,139	148	829	6,287	7,116	694	2006	40
Marriott LaGuardia	58,000	4,860	27,540	14	4,860	27,554	32,414	4,976	2007	40
Hilton Garden Inn St. George	10,818	1,822	13,363	17	1,822	13,380	15,202	1,226	2007	40
SpringHill Suites Bakersfield	9,975	1,560	8,838	—	1,560	8,838	10,398	1,027	2007	40
SpringHill Suites Gainesville	12,350	4,018	12,118	—	4,018	12,118	16,136	1,055	2007	40
Hampton Inn & Suites Clearwater	10,334	1,106	12,721	—	1,106	12,721	13,827	1,093	2007	40
Hampton Inn Garden City	22,934	5,691	22,764	10	5,691	22,774	28,465	1,991	2007	40
Hampton Inn & Suites Las Vegas / Summerlin	11,078	2,341	4,609	6	2,341	4,615	6,956	527	2007	40
Courtyard Houston Galleria	18,589	3,069	22,508	8	3,069	22,516	25,585	1,923	2007	40
Hampton Inn Fort Walton Beach	11,357	8,774	6,109	96	8,774	6,205	14,979	499	2007	40
Hilton Mystic	13,339	6,092	9,111	119	6,092	9,230	15,322	722	2007	40
Embassy Suites Downey	23,967	4,857	29,943	1,317	4,857	31,260	36,117	2,257	2008	40
Summerfield Suites Colorado Springs	8,900	1,453	8,234	—	1,453	8,234	9,687	514	2008	40
Summerfield Suites Austin	13,650	2,813	15,940	54	2,813	15,994	18,807	998	2008	40
Summerfield Suites Lincoln Park	20,280	3,169	17,958	20	3,169	17,978	21,147	1,123	2008	40
Summerfield Suites Dallas Uptown	15,600	2,241	12,698	—	2,241	12,698	14,939	793	2008	40
Summerfield Suites Richardson	10,112	1,445	8,186	—	1,445	8,186	9,631	511	2008	40
Summerfield Suites Houston Galleria	16,458	2,976	16,866	83	2,976	16,949	19,925	1,057	2008	40
Hilton Garden Inn New York/West 35th Street	60,000	24,244	96,978	17	24,244	96,995	121,239	4,647	2009	40
Embassy Suite Tampa Downtown Convention Center	40,000	2,161	71,017	1	2,161	71,018	73,179	1,175	2010	40
Red Roof Inn DC	—	16,214	22,265	11	16,214	22,276	38,490	496	2010	40
Embassy Suites Fort Myers Estero	—	2,816	7,862	—	2,816	7,862	10,678	141	2010	40
Homewood Suites Washington DC	31,000	23,139	34,188	—	23,139	34,188	57,327	605	2010	40
Fashion 26	—	35,592	82,392	—	35,592	82,392	117,984	787	2010	40
Hampton Inn & Suites Denver Tech Center	—	2,373	9,180	—	2,373	9,180	11,553	68	2010	40
Garden District	—	1,901	3,865	—	1,901	3,865	5,766	—	2010	40
Residence Inn Columbia	—	1,993	11,487	—	1,993	11,487	13,480	49	2010	40
Residence Inn National Harbor	—	7,457	37,046	—	7,457	37,046	44,503	167	2010	40
Residence Inn Silver Spring	—	3,945	18,896	—	3,945	18,896	22,841	87	2010	40
Hilton Garden Inn New Orleans Convention Center	—	3,405	20,750	—	3,405	20,750	24,155	83	2010	40
Hampton Inn West Palm Beach Central Airport	—	2,280	9,769	—	2,280	9,769	12,049	35	2010	40
Hilton Garden Inn West Palm Beach Central Airport	—	1,206	10,811	—	1,206	10,811	12,017	36	2010	40
Hollywood Heights Hotel	—	5,303	19,136	—	5,303	19,136	24,439	38	2010	40
Doubletree Metropolitan Hotel New York City	200,000	140,273	188,072	—	140,273	188,072	328,345	553	2010	40

	$1,747,077	$487,971	$2,171,033	$17,180	$487,971	$2,188,213	$2,676,184	$175,432

Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	RLJ Lodging Trust
Entity Central Index Key	0001511337
Document Type	S-11
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer